                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-8532
                                  ----------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                             64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                         (Zip code)

 David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
 -------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                --------------------------------

Date of fiscal year end:     11-30
                         -------------------------------------------------------

Date of reporting period:    November 30, 2004
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

NOVEMBER 30, 2004

American Century Investments
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

                               [american century investments logo and text logo]

[inside front cover]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

STRATEGIC ALLOCATION: CONSERVATIVE

STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION: AGGRESSIVE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Strategic
Allocation funds for the 12 months ended November 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the semiannual report dated May 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD
      WITH JAMES E. STOWERS, JR.

------

Strategic Allocation: Conservative - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                              1 YEAR       5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                 8.15%        4.98%        6.89%          2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX                 12.86%       -1.83%        8.88%(1)         --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX                4.44%        7.41%        6.80%(1)         --
--------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX            1.28%        2.72%        3.68%(1)         --
--------------------------------------------------------------------------------
Institutional Class            8.36%          --         4.64%          8/1/00
--------------------------------------------------------------------------------
Advisor Class                  7.88%        4.73%        6.74%          10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*               --           --         2.89%(2)
  With sales charge*             --           --        -3.06%(2)
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*               --           --         2.71%(2)
  With sales charge*             --           --        -2.29%(2)
--------------------------------------------------------------------------------
C Class                                                                 9/30/04
  No sales charge*               --           --         2.71%(2)
  With sales charge*             --           --         1.71%(2)
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(2) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Conservative - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
----------------------------------------------------------------------------------------------------
                     1996*    1997     1998     1999     2000      2001      2002     2003     2004
----------------------------------------------------------------------------------------------------
Investor Class       7.02%   10.87%    9.43%    8.47%    6.74%     3.37%    -3.23%   10.43%    8.15%
----------------------------------------------------------------------------------------------------
S&P 500 Index       20.20%   28.51%   23.66%   20.90%   -4.22%   -12.22%   -16.51%   15.09%   12.86%
----------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index                5.75%    7.55%    9.45%   -0.04%    9.06%    11.16%     7.34%    5.18%    4.44%
----------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index           3.85%    5.12%    4.96%    4.64%    5.92%     3.80%     1.65%    1.05%    1.28%
----------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Conservative - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND BRIAN HOWELL

PERFORMANCE SUMMARY AND PERSPECTIVE

Strategic Allocation: Conservative returned 8.15%* for fiscal year ended
November 30, 2004. U.S. stocks outperformed bonds by a margin of nearly 3-to-1 for the fiscal year, making Strategic Allocation: Conservative's stock holdings responsible for the majority of the portfolio's performance.

Strategic Allocation: Conservative allocates holdings over time with the following neutral weightings: 45% stocks, 45% bonds, and 10% cash-equivalent investments. Those weightings drifted with the performance of each asset class, but we rebalanced the portfolio near its targeted mix. Because of the portfolio's broad exposure to stocks (both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC REVIEW

The U.S. economy lost momentum during the fiscal year, growing at a better-than
4% annual rate in the fourth quarter of 2003 and the first quarter of 2004, but slipped to under 4% in the second and third quarters of 2004. Economic growth slowed as oil prices soared and the Federal Reserve (the Fed) raised short-term interest rates. The price of crude oil jumped 64% during the fiscal year, from approximately $30 a barrel to almost $50 (after hitting a high of $55) and the
Fed raised its overnight rate target four times, from 1% to 2%.

BOND MARKET REVIEW

U.S. bonds provided positive returns during the fiscal year. For the 12 months, the Lehman Brothers U.S. Aggregate Index (Lehman Aggregate) returned 4.44%. The
10-year Treasury note returned 4.20% as its yield finished the year almost unchanged. Bonds produced positive returns despite the Fed's rate hikes and a sharp selloff in the second quarter of 2004.

The Lehman Aggregate is comprised primarily of the taxable investment-grade U.S.
bond market's three largest sectors: fixed-rate mortgage-backed securities
(MBS), Treasury securities, and corporate bonds. Ranked by their fiscal-year returns in the index, corporates (up 5.15%) performed best,

ASSET ALLOCATION
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Bonds                                                        52.0%
--------------------------------------------------------------------------------
U.S. Stocks                                                       31.7%
--------------------------------------------------------------------------------
Foreign Stocks                                                     8.5%
--------------------------------------------------------------------------------
Money Market Securities                                            7.8%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        29.4%
--------------------------------------------------------------------------------
Corporate Bonds                                                   19.9%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           17.5%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                          17.2%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                  8.5%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                6.2%
--------------------------------------------------------------------------------
Municipal Securities                                               1.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Strategic Allocation: Conservative - Portfolio Commentary

followed by MBS (up 5.09%), and Treasurys (up 3.43%).

STOCK MARKET REVIEW

The S&P 500 Index started and finished well, but essentially moved sideways in the middle of the fiscal year. December 2003, January 2004 and November 2004 were strong months for the index, but it was locked in a 100-point trading range between 1060 and 1160 for the rest of the period. Powered primarily by those three months, the S&P 500 gained 12.86%, hitting three-year highs in November.

Energy was the top-performing sector of the S&P 500, followed by utilities and telecommunications services. Health care was the bottom-performing sector, and information technology and consumer staples also lagged notably. The value component within the S&P 500 trounced growth: the S&P 500/BARRA Value Index gained 18.98% compared with 6.88% for the S&P 500/BARRA Growth Index. Strategic
Allocation: Conservative maintained exposure to all of these market segments through its broadly diversified equity allocation.

Looking at foreign stocks, many of the world's equity markets advanced during the period as the global economy demonstrated its strength and resiliency, especially in the first quarter of 2004. The movement of the dollar versus other currencies also helped increase returns on international investments in dollar terms. For the 12 months ended November 30, 2004, the Morgan Stanley Capital
International EAFE Index, returned 24.19%.

OUR COMMITMENT

Looking forward, we continue to manage the portfolio in the manner outlined in the prospectus, which is to provide dividend income and capital appreciation in a well-diversified portfolio with broad exposure to stocks, bonds, and cash.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.5%                  0.9%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.1%                  0.8%
--------------------------------------------------------------------------------
Citigroup Inc.                              1.7%                  0.6%
--------------------------------------------------------------------------------
Johnson & Johnson                           1.6%                  0.6%
--------------------------------------------------------------------------------
Freddie Mac                                 1.6%                  0.6%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                         4.9%                  0.5%
--------------------------------------------------------------------------------
Total SA Cl B ORD                           2.9%                  0.3%
--------------------------------------------------------------------------------
Unilever N.V.
New York Shares                             2.8%                  0.3%
--------------------------------------------------------------------------------
Roche Holding AG ORD                        2.7%                  0.3%
--------------------------------------------------------------------------------
BHP Billiton Limited ORD                    2.4%                  0.2%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           72.2%
--------------------------------------------------------------------------------
Asia/Pacific                                                     22.5%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                         5.3%
--------------------------------------------------------------------------------

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 45.3%

AEROSPACE & DEFENSE -- 0.5%
--------------------------------------------------------------------------------
           30,368  Boeing Co.                                      $  1,626,856
--------------------------------------------------------------------------------
           11,100  Honeywell International Inc.                         392,163
--------------------------------------------------------------------------------
            6,800  Northrop Grumman Corp.                               383,044
--------------------------------------------------------------------------------
            2,400  Precision Castparts Corp.                            155,616
--------------------------------------------------------------------------------
           11,300  Rockwell Collins                                     450,418
--------------------------------------------------------------------------------
            5,000  United Technologies Corp.                            487,900
--------------------------------------------------------------------------------
                                                                      3,495,997
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.2%
--------------------------------------------------------------------------------
            3,602  CNF Inc.                                             168,394
--------------------------------------------------------------------------------
              585  FedEx Corporation                                     55,593
--------------------------------------------------------------------------------
            6,100  Ryder System, Inc.                                   327,204
--------------------------------------------------------------------------------
            5,030  United Parcel Service, Inc. Cl B                     423,274
--------------------------------------------------------------------------------
            2,000  Yamato Transport Co. Ltd. ORD                         28,495
--------------------------------------------------------------------------------
                                                                      1,002,960
--------------------------------------------------------------------------------
AIRLINES(1)
--------------------------------------------------------------------------------
            5,062  Southwest Airlines Co.                                79,625
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.4%
--------------------------------------------------------------------------------
            6,000  Autoliv, Inc.                                        280,440
--------------------------------------------------------------------------------
            7,772  Autoliv Inc. SDR                                     364,999
--------------------------------------------------------------------------------
           10,930  Continental AG ORD                                   666,066
--------------------------------------------------------------------------------
           18,865  Goodyear Tire & Rubber Co.
                   (The)(2)                                             238,076
--------------------------------------------------------------------------------
            7,500  Lear Corporation                                     435,000
--------------------------------------------------------------------------------
            1,459  Magna International Inc. Cl A                        115,451
--------------------------------------------------------------------------------
            5,816  Superior Industries
                   International, Inc.                                  164,302
--------------------------------------------------------------------------------
           19,475  TRW Automotive Holdings
                   Corp.(2)                                             412,481
--------------------------------------------------------------------------------
                                                                      2,676,815
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.6%
--------------------------------------------------------------------------------
           74,506  Ford Motor Company                                 1,056,495
--------------------------------------------------------------------------------
            9,000  General Motors Corp.                                 347,310
--------------------------------------------------------------------------------
            8,200  Harley-Davidson, Inc.                                474,124
--------------------------------------------------------------------------------
            7,500  Toyota Motor Corp. ADR                               560,325
--------------------------------------------------------------------------------
           31,400  Toyota Motor Corp. ORD                             1,177,138
--------------------------------------------------------------------------------
           14,100  Yamaha Motor Co. Ltd. ORD                            206,368
--------------------------------------------------------------------------------
                                                                      3,821,760
--------------------------------------------------------------------------------
BEVERAGES -- 0.8%
--------------------------------------------------------------------------------
            5,100  Adolph Coors Company Cl B                            381,990
--------------------------------------------------------------------------------
           10,400  Anheuser-Busch Companies,
                   Inc.                                                 520,936
--------------------------------------------------------------------------------
           23,000  Coca-Cola Company (The)                              904,130
--------------------------------------------------------------------------------
           21,200  Coca-Cola Enterprises                                440,960
--------------------------------------------------------------------------------
           46,352  Pepsi Bottling Group Inc.                          1,298,783
--------------------------------------------------------------------------------
           22,200  PepsiCo, Inc.                                      1,108,002
--------------------------------------------------------------------------------
            4,170  Pernod-Ricard SA ORD                                 622,406
--------------------------------------------------------------------------------
                                                                      5,277,207
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.3%
--------------------------------------------------------------------------------
           14,183  Amgen Inc.(2)                                   $    851,547
--------------------------------------------------------------------------------
            1,994  Applera Corporation-Applied
                   Biosystems Group                                      40,877
--------------------------------------------------------------------------------
            5,900  Biogen Idec Inc.(2)                                  346,212
--------------------------------------------------------------------------------
            7,200  Celgene Corp.(2)                                     197,424
--------------------------------------------------------------------------------
            3,800  Invitrogen Corp.(2)                                  229,900
--------------------------------------------------------------------------------
            4,700  Neurocrine Biosciences Inc.(2)                       216,200
--------------------------------------------------------------------------------
                                                                      1,882,160
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           10,700  Daikin Industries Ltd. ORD                           282,659
--------------------------------------------------------------------------------
           26,000  Toto Ltd. ORD                                        232,059
--------------------------------------------------------------------------------
            1,040  USG Corp.(2)                                          34,029
--------------------------------------------------------------------------------
                                                                        548,747
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.0%
--------------------------------------------------------------------------------
            2,700  Affiliated Managers Group Inc.(2)                    171,126
--------------------------------------------------------------------------------
           22,324  Edwards (A.G.), Inc.                                 872,868
--------------------------------------------------------------------------------
            4,000  Goldman Sachs Group, Inc.
                   (The)                                                419,040
--------------------------------------------------------------------------------
           27,600  Merrill Lynch & Co., Inc.                          1,537,596
--------------------------------------------------------------------------------
           30,600  Morgan Stanley                                     1,552,950
--------------------------------------------------------------------------------
           11,600  Northern Trust Corp.                                 545,664
--------------------------------------------------------------------------------
           11,167  Raymond James Financial, Inc.                        330,320
--------------------------------------------------------------------------------
           11,945  UBS AG ORD                                           965,454
--------------------------------------------------------------------------------
                                                                      6,395,018
--------------------------------------------------------------------------------
CHEMICALS -- 0.7%
--------------------------------------------------------------------------------
            7,370  BASF AG ORD                                          496,042
--------------------------------------------------------------------------------
            8,700  du Pont (E.I.) de Nemours
                   & Co.                                                394,284
--------------------------------------------------------------------------------
           17,203  Georgia Gulf Corporation                             990,549
--------------------------------------------------------------------------------
            5,800  Lyondell Chemical Co.                                162,748
--------------------------------------------------------------------------------
            5,490  Minerals Technologies Inc.                           364,262
--------------------------------------------------------------------------------
           15,562  Monsanto Co.                                         716,163
--------------------------------------------------------------------------------
           13,300  PPG Industries, Inc.                                 897,351
--------------------------------------------------------------------------------
            8,000  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                  310,008
--------------------------------------------------------------------------------
          116,000  Toray Industries Inc. ORD                            510,348
--------------------------------------------------------------------------------
                                                                      4,841,755
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.8%
--------------------------------------------------------------------------------
           33,300  Anglo Irish Bank Corporation
                   ORD                                                  754,616
--------------------------------------------------------------------------------
          106,211  Bank of America Corp.                              4,914,384
--------------------------------------------------------------------------------
           18,160  Bank of Ireland ORD                                  277,569
--------------------------------------------------------------------------------
           75,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  473,462
--------------------------------------------------------------------------------
            3,300  BB&T Corporation                                     140,085
--------------------------------------------------------------------------------
           15,310  Comerica Inc.                                        941,565
--------------------------------------------------------------------------------
           26,630  Commonwealth Bank of
                   Australia ORD                                        646,031
--------------------------------------------------------------------------------
           30,720  Credit Agricole SA ORD                               909,691
--------------------------------------------------------------------------------
           40,550  DNB NOR ASA ORD                                      381,933
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
            7,742  East West BanCorp, Inc.                         $    321,061
--------------------------------------------------------------------------------
           23,490  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                             1,195,435
--------------------------------------------------------------------------------
           38,510  HSBC Holdings plc ORD                                655,727
--------------------------------------------------------------------------------
            4,480  KBC Bancassurance Holding
                   ORD                                                  333,742
--------------------------------------------------------------------------------
           17,400  KeyCorp                                              579,246
--------------------------------------------------------------------------------
            3,800  Marshall & Ilsley Corp.                              158,422
--------------------------------------------------------------------------------
               60  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                      568,154
--------------------------------------------------------------------------------
           48,877  National City Corp.                                1,812,359
--------------------------------------------------------------------------------
           14,600  PNC Financial Services Group                         794,240
--------------------------------------------------------------------------------
           29,310  Royal Bank of Scotland Group
                   plc ORD                                              900,687
--------------------------------------------------------------------------------
            7,900  Societe Generale Cl A ORD                            762,817
--------------------------------------------------------------------------------
               56  Sumitomo Mitsui Financial
                   Group Inc. ORD                                       388,870
--------------------------------------------------------------------------------
           18,300  SunTrust Banks, Inc.                               1,304,790
--------------------------------------------------------------------------------
           43,924  U.S. Bancorp                                       1,301,468
--------------------------------------------------------------------------------
           43,986  Wachovia Corp.                                     2,276,277
--------------------------------------------------------------------------------
           33,092  Wells Fargo & Co.                                  2,044,093
--------------------------------------------------------------------------------
            5,900  Zions Bancorporation                                 392,350
--------------------------------------------------------------------------------
                                                                     25,229,074
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
           21,268  Cendant Corporation                                  482,146
--------------------------------------------------------------------------------
           13,076  Copart Inc.(2)                                       282,442
--------------------------------------------------------------------------------
            2,400  Corporate Executive Board Co.
                   (The)                                                160,992
--------------------------------------------------------------------------------
           24,670  Equifax Inc.                                         681,385
--------------------------------------------------------------------------------
            9,900  Monster Worldwide Inc.(2)                            279,081
--------------------------------------------------------------------------------
           15,000  R.R. Donnelley & Sons
                   Company                                              520,500
--------------------------------------------------------------------------------
           36,300  Republic Services, Inc. Cl A                       1,143,087
--------------------------------------------------------------------------------
           42,898  Waste Management, Inc.                             1,278,789
--------------------------------------------------------------------------------
                                                                      4,828,422
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
           82,284  Cisco Systems Inc.(2)                              1,539,534
--------------------------------------------------------------------------------
            6,900  Comverse Technology, Inc.(2)                         146,763
--------------------------------------------------------------------------------
            4,600  F5 Networks, Inc.(2)                                 198,030
--------------------------------------------------------------------------------
           23,546  Juniper Networks, Inc.(2)                            648,221
--------------------------------------------------------------------------------
           65,914  Motorola, Inc.                                     1,269,504
--------------------------------------------------------------------------------
           16,400  Nokia Oyj ADR                                        265,188
--------------------------------------------------------------------------------
           11,000  QUALCOMM Inc.                                        457,820
--------------------------------------------------------------------------------
            1,860  Research In Motion Ltd.(2)                           165,484
--------------------------------------------------------------------------------
            8,400  Scientific-Atlanta, Inc.                             248,808
--------------------------------------------------------------------------------
          146,360  Telefonaktiebolaget LM
                   Ericsson B Shares ORD(2)                             488,012
--------------------------------------------------------------------------------
                                                                      5,427,364
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.1%
--------------------------------------------------------------------------------
           14,900  Apple Computer, Inc.(2)                              999,045
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           21,600  Brocade Communications
                   System(2)                                       $    149,688
--------------------------------------------------------------------------------
           23,852  Dell Inc.(2)                                         966,483
--------------------------------------------------------------------------------
           27,100  EMC Corp.(2)                                         363,682
--------------------------------------------------------------------------------
           80,234  Hewlett-Packard Co.                                1,604,680
--------------------------------------------------------------------------------
           28,966  International Business
                   Machines Corp.                                     2,729,756
--------------------------------------------------------------------------------
            2,700  NCR Corp.(2)                                         161,271
--------------------------------------------------------------------------------
                                                                      6,974,605
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.3%
--------------------------------------------------------------------------------
           22,306  ACS, Actividades de
                   Construccion y Servicios, SA
                   ORD                                                  468,421
--------------------------------------------------------------------------------
           11,550  Grupo Ferrovial SA ORD                               557,245
--------------------------------------------------------------------------------
            6,116  Vinci SA ORD                                         757,196
--------------------------------------------------------------------------------
                                                                      1,782,862
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.3%
--------------------------------------------------------------------------------
            7,790  Lafarge SA ORD                                       731,488
--------------------------------------------------------------------------------
           19,900  Martin Marietta Materials, Inc.                      999,975
--------------------------------------------------------------------------------
                                                                      1,731,463
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.7%
--------------------------------------------------------------------------------
            1,300  Aeon Credit Service Co. Ltd.
                   ORD                                                   93,177
--------------------------------------------------------------------------------
            4,300  Aiful Corp. ORD                                      488,613
--------------------------------------------------------------------------------
           33,412  American Express Co.                               1,861,383
--------------------------------------------------------------------------------
           12,750  Capital One Financial Corp.                        1,001,895
--------------------------------------------------------------------------------
            5,837  CompuCredit Corp.(2)                                 139,913
--------------------------------------------------------------------------------
            7,400  ORIX Corporation ORD                                 941,485
--------------------------------------------------------------------------------
            1,233  WFS Financial Inc.(2)                                 57,371
--------------------------------------------------------------------------------
                                                                      4,583,837
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
           91,030  Amcor Limited ORD                                    520,975
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.5%
--------------------------------------------------------------------------------
            1,800  iShares Russell 1000 Growth
                   Index Fund                                            85,500
--------------------------------------------------------------------------------
           25,323  Standard and Poor's 500
                   Depositary Receipt                                 2,983,809
--------------------------------------------------------------------------------
                                                                      3,069,309
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
--------------------------------------------------------------------------------
            4,400  Chicago Mercantile Exchange
                   Holdings Inc.                                        861,124
--------------------------------------------------------------------------------
           89,100  Citigroup Inc.                                     3,987,225
--------------------------------------------------------------------------------
           38,240  ING Groep N.V. ORD                                 1,052,073
--------------------------------------------------------------------------------
           45,600  J.P. Morgan Chase & Co.                            1,716,840
--------------------------------------------------------------------------------
                                                                      7,617,262
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
--------------------------------------------------------------------------------
           12,450  ALLTEL Corp.                                         705,791
--------------------------------------------------------------------------------
           21,529  AT&T Corp.                                           393,981
--------------------------------------------------------------------------------
           38,049  BellSouth Corp.                                    1,020,474
--------------------------------------------------------------------------------
              671  CenturyTel Inc.                                       22,089
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
            7,717  Commonwealth Telephone
                   Enterprise Inc.(2)                              $    375,509
--------------------------------------------------------------------------------
           16,100  Deutsche Telekom ORD(2)                              341,948
--------------------------------------------------------------------------------
           50,306  SBC Communications Inc.                            1,266,202
--------------------------------------------------------------------------------
           60,888  Sprint Corp.                                       1,388,855
--------------------------------------------------------------------------------
           61,640  Telefonica SA ORD                                  1,083,058
--------------------------------------------------------------------------------
           48,860  Telenor ASA ORD                                      430,320
--------------------------------------------------------------------------------
           38,116  Verizon Communications                             1,571,523
--------------------------------------------------------------------------------
                                                                      8,599,750
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.1%
--------------------------------------------------------------------------------
           25,246  CenterPoint Energy, Inc.                             281,745
--------------------------------------------------------------------------------
            6,440  E.On AG ORD                                          542,067
--------------------------------------------------------------------------------
           37,787  Exelon Corporation                                 1,576,096
--------------------------------------------------------------------------------
           22,868  FirstEnergy Corp.                                    965,716
--------------------------------------------------------------------------------
            8,600  FPL Group, Inc.                                      604,838
--------------------------------------------------------------------------------
           15,800  PPL Corporation                                      820,810
--------------------------------------------------------------------------------
          248,032  Terna SpA ORD                                        651,077
--------------------------------------------------------------------------------
           24,048  TXU Corp.                                          1,510,695
--------------------------------------------------------------------------------
           11,800  Wisconsin Energy Corp.                               392,586
--------------------------------------------------------------------------------
                                                                      7,345,630
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
            5,800  American Power Conversion
                   Corp.                                                122,612
--------------------------------------------------------------------------------
           10,100  Emerson Electric Co.                                 674,882
--------------------------------------------------------------------------------
           15,400  Rockwell Automation Inc.                             728,420
--------------------------------------------------------------------------------
            8,750  Schneider SA ORD                                     607,648
--------------------------------------------------------------------------------
                                                                      2,133,562
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
--------------------------------------------------------------------------------
              650  Amphenol Corp. Cl A(2)                                22,822
--------------------------------------------------------------------------------
           63,590  AVX Corp.                                            800,598
--------------------------------------------------------------------------------
            7,200  Hoya Corp. ORD                                       749,614
--------------------------------------------------------------------------------
            7,800  Omron Corp. ORD                                      178,400
--------------------------------------------------------------------------------
                                                                      1,751,434
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.3%
--------------------------------------------------------------------------------
            1,584  Baker Hughes Inc.                                     70,219
--------------------------------------------------------------------------------
            8,600  Diamond Offshore Drilling, Inc.                      322,156
--------------------------------------------------------------------------------
            4,300  Global SantaFe Corp.                                 135,020
--------------------------------------------------------------------------------
            2,058  Hydril Co.(2)                                         96,541
--------------------------------------------------------------------------------
           11,200  National-Oilwell, Inc.(2)                            405,439
--------------------------------------------------------------------------------
            3,200  Noble Corp.(2)                                       155,040
--------------------------------------------------------------------------------
            3,730  Schlumberger Ltd.                                    244,800
--------------------------------------------------------------------------------
            5,800  Weatherford International Ltd.(2)                    309,604
--------------------------------------------------------------------------------
                                                                      1,738,819
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.9%
--------------------------------------------------------------------------------
            2,007  7-Eleven Inc.(2)                                      47,365
--------------------------------------------------------------------------------
           12,007  Costco Wholesale Corporation                         583,540
--------------------------------------------------------------------------------
           20,100  CVS Corp.                                            911,937
--------------------------------------------------------------------------------
           35,300  Kroger Co. (The)(2)                                  571,154
--------------------------------------------------------------------------------
            9,470  Metro AG ORD                                         476,276
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           16,974  Shoppers Drug Mart
                   Corporation ORD(2)                              $    533,250
--------------------------------------------------------------------------------
           20,878  Supervalu Inc.                                       659,536
--------------------------------------------------------------------------------
          200,220  Tesco plc ORD                                      1,153,631
--------------------------------------------------------------------------------
           15,200  Wal-Mart Stores, Inc.                                791,312
--------------------------------------------------------------------------------
          102,790  William Morrison
                   Supermarkets plc ORD                                 441,983
--------------------------------------------------------------------------------
                                                                      6,169,984
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
           17,700  Campbell Soup Company                                504,981
--------------------------------------------------------------------------------
            9,985  Corn Products International Inc.                     543,384
--------------------------------------------------------------------------------
            7,520  General Mills, Inc.                                  342,085
--------------------------------------------------------------------------------
           16,400  H.J. Heinz Company                                   609,424
--------------------------------------------------------------------------------
           30,400  Kraft Foods Inc.                                   1,039,680
--------------------------------------------------------------------------------
            5,800  McCormick & Company, Inc.                            211,410
--------------------------------------------------------------------------------
           14,051  Pilgrim's Pride Corp.                                470,709
--------------------------------------------------------------------------------
           16,380  Royal Numico N.V. ORD(2)                             583,454
--------------------------------------------------------------------------------
            4,972  Sanderson Farms Inc.                                 185,207
--------------------------------------------------------------------------------
           21,500  Sara Lee Corp.                                       504,820
--------------------------------------------------------------------------------
           30,429  Tyson Foods, Inc. Cl A                               498,731
--------------------------------------------------------------------------------
           27,700  Unilever N.V. New York Shares                      1,745,099
--------------------------------------------------------------------------------
                                                                      7,238,984
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.2%
--------------------------------------------------------------------------------
           14,400  AGL Resources Inc.                                   477,936
--------------------------------------------------------------------------------
           21,500  NiSource Inc.                                        468,485
--------------------------------------------------------------------------------
           18,000  WGL Holdings Inc.                                    545,760
--------------------------------------------------------------------------------
                                                                      1,492,181
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
--------------------------------------------------------------------------------
            8,100  Advanced Medical Optics Inc.(2)                      336,798
--------------------------------------------------------------------------------
            9,200  Bard (C.R.), Inc.                                    551,172
--------------------------------------------------------------------------------
           19,500  Baxter International, Inc.                           617,175
--------------------------------------------------------------------------------
            1,400  Beckman Coulter Inc.                                  91,644
--------------------------------------------------------------------------------
           20,489  Becton Dickinson & Co.                             1,122,387
--------------------------------------------------------------------------------
           12,300  Cooper Companies, Inc. (The)                         855,219
--------------------------------------------------------------------------------
            5,800  Cytyc Corp.(2)                                       155,672
--------------------------------------------------------------------------------
            5,270  Essilor International SA Cie
                   Generale D'Optique ORD                               360,024
--------------------------------------------------------------------------------
            2,600  Fisher Scientific International(2)                   147,004
--------------------------------------------------------------------------------
            6,800  Guidant Corp.                                        440,844
--------------------------------------------------------------------------------
           18,000  Hospira Inc.(2)                                      580,140
--------------------------------------------------------------------------------
            4,366  Intuitive Surgical Inc.(2)                           156,870
--------------------------------------------------------------------------------
           15,700  Medtronic, Inc.                                      754,385
--------------------------------------------------------------------------------
            2,754  Mine Safety Appliances
                   Company                                              130,540
--------------------------------------------------------------------------------
           60,340  Smith & Nephew plc ORD                               615,194
--------------------------------------------------------------------------------
            3,890  Synthes, Inc. ORD                                    421,260
--------------------------------------------------------------------------------
                                                                      7,336,328
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
--------------------------------------------------------------------------------
            7,200  Aetna Inc.                                           853,272
--------------------------------------------------------------------------------
            2,400  AMERIGROUP Corporation(2)                            165,600
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
           12,609  AmerisourceBergen Corp.                         $    743,174
--------------------------------------------------------------------------------
            7,593  Cardinal Health, Inc.                                396,962
--------------------------------------------------------------------------------
           21,473  CIGNA Corp.                                        1,503,540
--------------------------------------------------------------------------------
            4,180  Fresenius Medical Care AG ORD                        326,116
--------------------------------------------------------------------------------
           30,000  HCA Inc.                                           1,182,601
--------------------------------------------------------------------------------
            4,048  Humana Inc.(2)                                       100,471
--------------------------------------------------------------------------------
           18,100  Universal Health Services, Inc.
                   Cl B                                                 823,912
--------------------------------------------------------------------------------
              284  Wellpoint Health Networks Inc.(2)                     35,528
--------------------------------------------------------------------------------
                                                                      6,131,176
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
--------------------------------------------------------------------------------
           18,900  Boyd Gaming Corp.                                    694,764
--------------------------------------------------------------------------------
           25,900  Brinker International, Inc.(2)                       883,967
--------------------------------------------------------------------------------
           11,300  Carnival Corporation                                 599,013
--------------------------------------------------------------------------------
           10,800  Harrah's Entertainment, Inc.                         663,120
--------------------------------------------------------------------------------
            7,300  Hilton Hotels Corporation                            150,818
--------------------------------------------------------------------------------
              977  Jack in the Box Inc.(2)                               36,911
--------------------------------------------------------------------------------
           72,736  McDonald's Corporation                             2,235,905
--------------------------------------------------------------------------------
           16,900  Outback Steakhouse, Inc.                             731,770
--------------------------------------------------------------------------------
            3,400  Red Robin Gourmet Burgers
                   Inc.(2)                                              174,590
--------------------------------------------------------------------------------
            6,300  Royal Caribbean Cruises Ltd.                         313,110
--------------------------------------------------------------------------------
            5,100  Speedway Motorsports Inc.                            187,374
--------------------------------------------------------------------------------
            3,100  Starwood Hotels & Resorts
                   Worldwide, Inc.                                      162,099
--------------------------------------------------------------------------------
           12,700  Station Casinos Inc.                                 724,408
--------------------------------------------------------------------------------
           10,000  Wendy's International, Inc.                          356,700
--------------------------------------------------------------------------------
           19,500  WMS Industries Inc.(2)                               579,930
--------------------------------------------------------------------------------
                                                                      8,494,479
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.7%
--------------------------------------------------------------------------------
            5,325  American Greetings                                   141,752
--------------------------------------------------------------------------------
            6,997  Black & Decker Corporation                           588,378
--------------------------------------------------------------------------------
            4,800  Garmin Ltd.                                          279,456
--------------------------------------------------------------------------------
           22,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                        327,121
--------------------------------------------------------------------------------
           35,000  Newell Rubbermaid Inc.                               807,800
--------------------------------------------------------------------------------
            1,494  NVR, Inc.(2)                                       1,032,205
--------------------------------------------------------------------------------
           17,000  Sharp Corp. ORD                                      272,918
--------------------------------------------------------------------------------
            7,300  Snap-on Incorporated                                 230,753
--------------------------------------------------------------------------------
            1,487  Stanley Works (The)                                   69,532
--------------------------------------------------------------------------------
           16,000  Whirlpool Corp.                                    1,032,799
--------------------------------------------------------------------------------
                                                                      4,782,714
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
           22,400  Kimberly-Clark Corp.                               1,424,864
--------------------------------------------------------------------------------
           18,800  Procter & Gamble Co. (The)                         1,005,424
--------------------------------------------------------------------------------
           34,322  Reckitt Benckiser plc ORD                          1,012,070
--------------------------------------------------------------------------------
                                                                      3,442,358
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.9%
--------------------------------------------------------------------------------
            1,800  3M Co.                                               143,262
--------------------------------------------------------------------------------
           55,100  General Electric Co.                               1,948,336
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           19,300  Textron Inc.                                    $  1,401,566
--------------------------------------------------------------------------------
           69,672  Tyco International Ltd.                            2,366,758
--------------------------------------------------------------------------------
                                                                      5,859,922
--------------------------------------------------------------------------------
INSURANCE -- 2.1%
-------------------------------------------------------------------------------
           20,300  Allstate Corp.                                     1,025,150
--------------------------------------------------------------------------------
            2,521  American Financial Group, Inc.                        79,361
--------------------------------------------------------------------------------
           52,232  American International Group,
                   Inc.                                               3,308,897
--------------------------------------------------------------------------------
           40,049  Axa ORD                                              937,897
--------------------------------------------------------------------------------
           16,520  Berkley (W.R.) Corp.                                 749,182
--------------------------------------------------------------------------------
            9,274  Chubb Corp.                                          706,772
--------------------------------------------------------------------------------
            5,559  First American Financial Corp.
                   (The)                                                183,169
--------------------------------------------------------------------------------
           13,000  Hartford Financial Services
                   Group Inc. (The)                                     832,000
--------------------------------------------------------------------------------
           21,600  Horace Mann Educators Corp.                          410,400
--------------------------------------------------------------------------------
           10,300  Jefferson-Pilot Corp.                                506,657
--------------------------------------------------------------------------------
          363,270  Legal & General Group plc ORD                        737,616
--------------------------------------------------------------------------------
           12,900  Loews Corp.                                          901,839
--------------------------------------------------------------------------------
           54,000  Marsh & McLennan Companies
                   Inc.                                               1,543,860
--------------------------------------------------------------------------------
           13,200  MetLife, Inc.                                        514,800
--------------------------------------------------------------------------------
           48,740  QBE Insurance Group Limited
                   ORD                                                  525,139
--------------------------------------------------------------------------------
            5,072  Safeco Corp.                                         245,840
--------------------------------------------------------------------------------
              341  Selective Insurance Group                             15,273
--------------------------------------------------------------------------------
              225  Stancorp Financial Group Inc.                         17,786
--------------------------------------------------------------------------------
           10,500  Torchmark Corp.                                      576,555
--------------------------------------------------------------------------------
                                                                     13,818,193
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.1%
--------------------------------------------------------------------------------
            4,000  eBay Inc.(2)                                         449,800
--------------------------------------------------------------------------------
               20  Rakuten Inc. ORD                                     164,910
--------------------------------------------------------------------------------
                                                                        614,710
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.5%
--------------------------------------------------------------------------------
           76,673  Earthlink Inc.(2)                                    831,135
--------------------------------------------------------------------------------
           16,200  Openwave Systems Inc.(2)                             213,516
--------------------------------------------------------------------------------
            8,903  United Online, Inc.(2)                                94,995
--------------------------------------------------------------------------------
           11,200  VeriSign, Inc.(2)                                    368,480
--------------------------------------------------------------------------------
            3,700  Websense Inc.(2)                                     177,822
--------------------------------------------------------------------------------
           34,992  Yahoo! Inc.(2)                                     1,316,399
--------------------------------------------------------------------------------
                                                                      3,002,347
--------------------------------------------------------------------------------
IT SERVICES -- 0.7%
--------------------------------------------------------------------------------
           13,260  Accenture Ltd. Cl A(2)                               343,964
--------------------------------------------------------------------------------
            6,631  Acxiom Corp.                                         167,698
--------------------------------------------------------------------------------
            2,651  CACI International Inc.(2)                           164,707
--------------------------------------------------------------------------------
            8,600  Cognizant Technology
                   Solutions Corporation(2)                             327,918
--------------------------------------------------------------------------------
           27,026  Computer Sciences Corp.(2)                         1,462,106
--------------------------------------------------------------------------------
           10,344  DST Systems, Inc.(2)                                 504,270
--------------------------------------------------------------------------------
           21,800  Electronic Data Systems Corp.                        489,410
--------------------------------------------------------------------------------
            3,200  First Data Corp.                                     131,488
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

           12,400  Fiserv, Inc.(2)                                 $    477,524
--------------------------------------------------------------------------------
           16,735  Sabre Holdings Corp.                                 386,244
--------------------------------------------------------------------------------
                                                                      4,455,329
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
            3,300  Brunswick Corp.                                      161,106
--------------------------------------------------------------------------------
           13,526  Eastman Kodak Co.                                    442,435
--------------------------------------------------------------------------------
                                                                        603,541
--------------------------------------------------------------------------------
MACHINERY -- 1.1%
--------------------------------------------------------------------------------
           15,514  Cummins Inc.                                       1,235,225
--------------------------------------------------------------------------------
           27,138  Dover Corp.                                        1,097,732
--------------------------------------------------------------------------------
            9,600  Ingersoll-Rand Company                               714,432
--------------------------------------------------------------------------------
           52,000  Komatsu Ltd. ORD                                     354,023
--------------------------------------------------------------------------------
            8,200  Paccar Inc.                                          640,420
--------------------------------------------------------------------------------
           20,062  Parker-Hannifin Corp.                              1,500,637
--------------------------------------------------------------------------------
           17,700  Pentair, Inc.                                        708,354
--------------------------------------------------------------------------------
           15,150  Volvo AB Cl B ORD                                    619,035
--------------------------------------------------------------------------------
                                                                      6,869,858
--------------------------------------------------------------------------------
MARINE -- 0.1%
--------------------------------------------------------------------------------
               40  AP Moller - Maersk AS ORD                            327,018
--------------------------------------------------------------------------------
MEDIA -- 1.5%
--------------------------------------------------------------------------------
            4,852  ADVO, Inc.                                           170,354
--------------------------------------------------------------------------------
           57,248  Disney (Walt) Co.                                  1,538,826
--------------------------------------------------------------------------------
            6,800  Dow Jones & Co. Inc.                                 290,700
--------------------------------------------------------------------------------
              302  DreamWorks Animation SKG
                   Inc.(2)                                               11,162
--------------------------------------------------------------------------------
            9,900  Gannett Co., Inc.                                    816,651
--------------------------------------------------------------------------------
           31,600  New York Times Co. (The) Cl A                      1,295,600
--------------------------------------------------------------------------------
           42,720  Pearson plc ORD                                      501,270
--------------------------------------------------------------------------------
            1,911  Pixar(2)                                             173,270
--------------------------------------------------------------------------------
            7,754  Regal Entertainment Group                            161,516
--------------------------------------------------------------------------------
          136,660  Time Warner Inc.(2)                                2,420,249
--------------------------------------------------------------------------------
            7,700  Tribune Co.                                          333,949
--------------------------------------------------------------------------------
           11,700  Univision Communications Inc.
                   Cl A(2)                                              352,170
--------------------------------------------------------------------------------
           11,500  Valassis Communications, Inc.(2)                     390,425
--------------------------------------------------------------------------------
            4,131  Viacom, Inc. Cl B                                    143,346
--------------------------------------------------------------------------------
           27,320  Vivendi Universal SA ORD(2)                          806,104
--------------------------------------------------------------------------------
            4,800  XM Satellite Radio Holdings
                   Inc. Cl A(2)                                         177,168
--------------------------------------------------------------------------------
                                                                      9,582,760
--------------------------------------------------------------------------------
METALS & MINING -- 0.7%
--------------------------------------------------------------------------------
           19,100  Alcoa Inc.                                           649,018
--------------------------------------------------------------------------------
           18,660  Arcelor ORD                                          410,953
--------------------------------------------------------------------------------
          127,170  BHP Billiton Limited ORD                           1,517,494
--------------------------------------------------------------------------------
            8,700  Nucor Corp.                                          460,230
--------------------------------------------------------------------------------
            6,936  Phelps Dodge Corp.                                   673,694
--------------------------------------------------------------------------------
           39,000  Sumitomo Metal Mining Co.
                   Ltd. ORD                                             292,410
--------------------------------------------------------------------------------
            6,672  United States Steel Corp.                            349,346
--------------------------------------------------------------------------------
                                                                      4,353,145
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.1%
--------------------------------------------------------------------------------
            9,181  Constellation Energy Group Inc.                 $    401,210
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.7%
-------------------------------------------------------------------------------
           48,300  Dollar General Corp.                                 953,925
--------------------------------------------------------------------------------
           13,258  Federated Department Stores,
                   Inc.                                                 726,538
--------------------------------------------------------------------------------
           11,091  J.C. Penney Co. Inc. Holding
                   Company                                              428,113
--------------------------------------------------------------------------------
            1,087  Kmart Holding Corp.(2)                               111,776
--------------------------------------------------------------------------------
            9,300  Kohl's Corp.(2)                                      429,288
--------------------------------------------------------------------------------
           30,100  May Department Stores Co.
                   (The)                                                846,412
--------------------------------------------------------------------------------
           24,560  Next plc ORD                                         752,844
--------------------------------------------------------------------------------
            8,800  Target Corporation                                   450,736
--------------------------------------------------------------------------------
                                                                      4,699,632
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           22,811  Xerox Corp.(2)                                       349,465
--------------------------------------------------------------------------------
              843  Zebra Technologies Corp. Cl A(2)                      42,386
--------------------------------------------------------------------------------
                                                                        391,851
--------------------------------------------------------------------------------
OIL & GAS -- 3.4%
--------------------------------------------------------------------------------
            9,700  Apache Corp.                                         524,382
--------------------------------------------------------------------------------
            9,600  BP plc ADR                                           588,960
--------------------------------------------------------------------------------
          145,990  BP plc ORD                                         1,489,829
--------------------------------------------------------------------------------
           53,800  ChevronTexaco Corp.                                2,937,480
--------------------------------------------------------------------------------
           18,048  ConocoPhillips                                     1,642,188
--------------------------------------------------------------------------------
           16,260  EnCana Corp. ORD                                     929,260
--------------------------------------------------------------------------------
           32,420  ENI SpA ORD                                          795,862
--------------------------------------------------------------------------------
            4,500  EOG Resources Inc.                                   337,815
--------------------------------------------------------------------------------
          113,050  Exxon Mobil Corp.                                  5,793,812
--------------------------------------------------------------------------------
            2,700  Frontline Ltd.                                       162,135
--------------------------------------------------------------------------------
            5,593  Occidental Petroleum Corp.                           336,755
--------------------------------------------------------------------------------
            2,765  Premcor Inc.                                         123,181
--------------------------------------------------------------------------------
           54,200  Royal Dutch Petroleum Co.
                   New York Shares                                    3,103,492
--------------------------------------------------------------------------------
              360  Ship Finance International Ltd.(2)                     9,018
--------------------------------------------------------------------------------
           12,116  Sunoco, Inc.                                       1,000,297
--------------------------------------------------------------------------------
            4,000  Teekay Shipping Corp.                                213,040
--------------------------------------------------------------------------------
            8,210  Total SA Cl B ORD                                  1,797,192
--------------------------------------------------------------------------------
            9,499  Valero Energy Corp.                                  444,458
--------------------------------------------------------------------------------
            7,578  XTO Energy Inc.                                      275,460
--------------------------------------------------------------------------------
                                                                     22,504,616
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
            4,219  Georgia-Pacific Corp.                                154,458
--------------------------------------------------------------------------------
           24,594  Louisiana-Pacific Corp.                              601,815
--------------------------------------------------------------------------------
            6,533  Potlatch Corp.                                       331,354
--------------------------------------------------------------------------------
           20,870  Weyerhaeuser Co.                                   1,377,420
--------------------------------------------------------------------------------
                                                                      2,465,047
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
            4,421  Alberto-Culver Company Cl B                     $    204,692
--------------------------------------------------------------------------------
           38,440  Gillette Company                                   1,671,756
--------------------------------------------------------------------------------
                                                                      1,876,448
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.2%
--------------------------------------------------------------------------------
           28,800  Abbott Laboratories                                1,208,448
--------------------------------------------------------------------------------
           48,500  Bristol-Myers Squibb Co.(3)                        1,139,750
--------------------------------------------------------------------------------
           29,698  Chugai Pharmaceutical Co.
                   Ltd. ORD                                             465,811
--------------------------------------------------------------------------------
            5,100  Eli Lilly and Company                                271,983
--------------------------------------------------------------------------------
            5,640  First Horizon Pharmaceutical
                   Corporation(2)                                       110,318
--------------------------------------------------------------------------------
           61,576  Johnson & Johnson                                  3,714,264
--------------------------------------------------------------------------------
              505  Kos Pharmaceuticals, Inc.(2)                          21,498
--------------------------------------------------------------------------------
           67,392  Merck & Co., Inc.                                  1,888,324
--------------------------------------------------------------------------------
           30,315  Novartis AG ORD                                    1,452,566
--------------------------------------------------------------------------------
            3,900  Novo Nordisk A/S Cl B ORD                            207,213
--------------------------------------------------------------------------------
           73,443  Pfizer, Inc.                                       2,039,512
--------------------------------------------------------------------------------
           16,307  Roche Holding AG ORD                               1,717,280
--------------------------------------------------------------------------------
            7,800  Schering-Plough Corp.                                139,230
--------------------------------------------------------------------------------
           22,000  Watson Pharmaceuticals, Inc.(2)                      639,100
--------------------------------------------------------------------------------
                                                                     15,015,297
--------------------------------------------------------------------------------
REAL ESTATE(1)
--------------------------------------------------------------------------------
            1,176  Host Marriott Corp.                                   18,416
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.4%
--------------------------------------------------------------------------------
            5,855  Burlington Northern Santa Fe
                   Corp.                                                263,709
--------------------------------------------------------------------------------
            4,100  Canadian National Railway Co.                        237,677
--------------------------------------------------------------------------------
            7,000  Norfolk Southern Corp.                               240,310
--------------------------------------------------------------------------------
           21,285  Union Pacific Corp.                                1,350,321
--------------------------------------------------------------------------------
           16,000  Yellow Roadway Corp.(2)                              845,600
--------------------------------------------------------------------------------
                                                                      2,937,617
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
           14,200  Altera Corp.(2)                                      322,056
--------------------------------------------------------------------------------
           19,083  Applied Materials, Inc.(2)                           317,541
--------------------------------------------------------------------------------
            7,400  Broadcom Corp.(2)                                    240,648
--------------------------------------------------------------------------------
           14,800  Cree, Inc.(2)                                        529,544
--------------------------------------------------------------------------------
          149,718  Intel Corp.                                        3,346,197
--------------------------------------------------------------------------------
           10,000  Linear Technology Corp.                              381,600
--------------------------------------------------------------------------------
            7,282  MEMC Electronic Materials Inc.(2)                     77,408
--------------------------------------------------------------------------------
           13,800  Microsemi Corporation(2)                             245,640
--------------------------------------------------------------------------------
            8,100  NVIDIA Corp.(2)                                      154,953
--------------------------------------------------------------------------------
           15,000  Teradyne, Inc.(2)                                    255,900
--------------------------------------------------------------------------------
                                                                      5,871,487
--------------------------------------------------------------------------------
SOFTWARE -- 1.7%
--------------------------------------------------------------------------------
            8,300  Adobe Systems Inc.                                   502,648
--------------------------------------------------------------------------------
           13,590  Amdocs Ltd.(2)                                       351,302
--------------------------------------------------------------------------------
              753  BMC Software Inc.(2)                                  13,991
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           13,700  Borland Software Corp.(2)                       $    160,153
--------------------------------------------------------------------------------
           19,800  Citrix Systems, Inc.(2)                              467,478
--------------------------------------------------------------------------------
            8,000  Cognos, Inc.(2)                                      315,120
--------------------------------------------------------------------------------
           14,800  Internet Security Systems(2)                         358,308
--------------------------------------------------------------------------------
           16,800  McAfee Inc.(2)                                       485,520
--------------------------------------------------------------------------------
          116,182  Microsoft Corporation                              3,114,839
--------------------------------------------------------------------------------
            1,000  Nintendo Co., Ltd. ORD                               120,235
--------------------------------------------------------------------------------
           15,750  Novell, Inc.(2)                                       96,075
--------------------------------------------------------------------------------
           21,393  Oracle Corp.(2)                                      270,835
--------------------------------------------------------------------------------
           25,003  Reynolds & Reynolds Co. Cl A                         593,321
--------------------------------------------------------------------------------
            7,400  SAP AG ADR                                           329,300
--------------------------------------------------------------------------------
            5,190  SAP AG ORD                                           927,440
--------------------------------------------------------------------------------
           15,000  Symantec Corp.(2)                                    957,150
--------------------------------------------------------------------------------
           47,100  Synopsys, Inc.(2)                                    830,373
--------------------------------------------------------------------------------
           67,700  TIBCO Software Inc.(2)                               778,550
--------------------------------------------------------------------------------
            6,000  Trend Micro Inc. ORD                                 314,670
--------------------------------------------------------------------------------
           11,900  Veritas Software Corp.(2)                            260,610
--------------------------------------------------------------------------------
                                                                     11,247,918
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.6%
--------------------------------------------------------------------------------
           13,221  American Eagle Outfitters, Inc.                      552,241
--------------------------------------------------------------------------------
            3,125  Barnes & Noble Inc.(2)                                84,625
--------------------------------------------------------------------------------
           18,700  Blockbuster Inc. Cl B                                148,478
--------------------------------------------------------------------------------
            5,800  Carmax, Inc.(2)                                      161,530
--------------------------------------------------------------------------------
            1,140  Circuit City Stores-Circuit City
                   Group                                                 17,773
--------------------------------------------------------------------------------
           90,000  Esprit Holdings Limited ORD                          495,460
--------------------------------------------------------------------------------
            3,300  Fast Retailing Company
                   Limited ORD                                          248,385
--------------------------------------------------------------------------------
            2,474  GameStop Corp.(2)                                     52,498
--------------------------------------------------------------------------------
           30,486  Home Depot, Inc.                                   1,272,791
--------------------------------------------------------------------------------
            3,568  Men's Wearhouse, Inc. (The)(2)                       112,927
--------------------------------------------------------------------------------
            6,440  Ross Stores, Inc.                                    173,236
--------------------------------------------------------------------------------
            4,600  Sherwin-Williams Co.                                 205,160
--------------------------------------------------------------------------------
            7,100  Urban Outfitters Inc.(2)                             301,750
--------------------------------------------------------------------------------
            5,600  Weight Watchers
                   International Inc.(2)                                222,040
--------------------------------------------------------------------------------
                                                                      4,048,894
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
--------------------------------------------------------------------------------
            2,040  Adidas-Salomon AG ORD                                319,778
--------------------------------------------------------------------------------
           12,340  Compagnie Financiere
                   Richemont AG A Shares ORD                            375,236
--------------------------------------------------------------------------------
            4,000  Deckers Outdoor Corp.(2)                             174,080
--------------------------------------------------------------------------------
           14,399  Jones Apparel Group, Inc.                            511,596
--------------------------------------------------------------------------------
           11,900  Liz Claiborne, Inc.                                  488,733
--------------------------------------------------------------------------------
            3,300  NIKE, Inc. Cl B                                      279,378
--------------------------------------------------------------------------------
            1,960  Puma AG Rudolf Dassler
                   Sport ORD                                            540,050
--------------------------------------------------------------------------------
           10,000  Reebok International Ltd.                            388,800
--------------------------------------------------------------------------------
           10,278  VF Corp.                                             554,910
--------------------------------------------------------------------------------
                                                                      3,632,561
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.1%
--------------------------------------------------------------------------------
           29,455  Countrywide Financial
                   Corporation                                     $    978,201
--------------------------------------------------------------------------------
           53,600  Freddie Mac                                        3,658,736
--------------------------------------------------------------------------------
            2,034  Fremont General Corp.                                 48,409
--------------------------------------------------------------------------------
           16,800  MGIC Investment Corp.                              1,142,400
--------------------------------------------------------------------------------
            9,471  W Holding Company, Inc.                              208,551
--------------------------------------------------------------------------------
           24,500  Washington Mutual, Inc.                              997,395
--------------------------------------------------------------------------------
                                                                      7,033,692
--------------------------------------------------------------------------------
TOBACCO -- 0.2%
--------------------------------------------------------------------------------
           20,000  Altria Group Inc.                                  1,149,800
--------------------------------------------------------------------------------
            1,869  Reynolds American Inc.                               141,352
--------------------------------------------------------------------------------
                                                                      1,291,152
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
--------------------------------------------------------------------------------
           79,000  Mitsui & Co. Ltd. ORD                                684,388
--------------------------------------------------------------------------------
            4,624  MSC Industrial Direct Co.                            164,707
--------------------------------------------------------------------------------
           20,200  Wolseley plc ORD                                     347,815
--------------------------------------------------------------------------------
                                                                      1,196,910
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
           58,400  Alamosa Holdings Inc.(2)                             636,560
--------------------------------------------------------------------------------
            5,554  Nextel Communications, Inc.(2)                       158,067
--------------------------------------------------------------------------------
           28,800  NII Holdings Inc. Cl B(2)                          1,245,888
--------------------------------------------------------------------------------
           19,800  Vodafone Group plc ADR                               539,946
--------------------------------------------------------------------------------
          322,280  Vodafone Group plc ORD                               874,568
--------------------------------------------------------------------------------
                                                                      3,455,029
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $246,857,084)                                                 296,019,216
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) -- 17.2%

      $11,000,000  FHLMC, 5.00%, settlement
                   date 12/16/04(5)                                  11,140,932
--------------------------------------------------------------------------------
           34,159  FHLMC, 6.50%, 12/1/12                                 36,218
--------------------------------------------------------------------------------
          175,884  FHLMC, 7.00%, 6/1/14                                 186,504
--------------------------------------------------------------------------------
          186,223  FHLMC, 6.50%, 6/1/16                                 197,107
--------------------------------------------------------------------------------
        3,876,126  FHLMC, 4.50%, 1/1/19(6)                            3,858,982
--------------------------------------------------------------------------------
           46,260  FHLMC, 8.00%, 7/1/30                                  50,192
--------------------------------------------------------------------------------
          244,953  FHLMC, 6.50%, 5/1/31                                 256,954
--------------------------------------------------------------------------------
        1,357,810  FHLMC, 5.50%, 12/1/33                              1,376,372
--------------------------------------------------------------------------------
       13,050,000  FNMA, 5.50%, settlement
                   date 12/13/04(5)                                  13,200,884
--------------------------------------------------------------------------------
       21,062,300  FNMA, 6.00%, settlement
                   date 12/13/04(5)                                  21,740,254
--------------------------------------------------------------------------------
       13,000,000  FNMA, 6.50%, settlement
                   date 12/13/04(5)                                  13,641,875
--------------------------------------------------------------------------------
        8,850,000  FNMA, 5.00%, settlement
                   date 12/16/04(5)                                   8,968,926
--------------------------------------------------------------------------------
       11,480,000  FNMA, 5.50%, settlement
                   date 12/16/04(5)                                  11,842,332
--------------------------------------------------------------------------------
            2,896  FNMA, 6.50%, 4/1/11                                    3,077
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    68,273  FNMA, 6.50%, 5/1/11                             $     72,534
--------------------------------------------------------------------------------
           26,312  FNMA, 6.50%, 5/1/11                                   27,954
--------------------------------------------------------------------------------
           14,854  FNMA, 6.50%, 5/1/11                                   15,781
--------------------------------------------------------------------------------
           12,373  FNMA, 6.50%, 2/1/12                                   13,140
--------------------------------------------------------------------------------
           31,323  FNMA, 6.50%, 4/1/12                                   33,265
--------------------------------------------------------------------------------
           52,391  FNMA, 6.50%, 5/1/12                                   55,639
--------------------------------------------------------------------------------
          156,315  FNMA, 6.00%, 4/1/14                                  164,206
--------------------------------------------------------------------------------
           42,470  FNMA, 7.50%, 6/1/15                                   45,138
--------------------------------------------------------------------------------
        2,079,677  FNMA, 4.50%, 5/1/19                                2,067,979
--------------------------------------------------------------------------------
        1,978,427  FNMA, 4.50%, 6/1/19                                1,967,298
--------------------------------------------------------------------------------
            4,594  FNMA, 7.00%, 6/1/26                                    4,891
--------------------------------------------------------------------------------
           39,499  FNMA, 7.50%, 3/1/27                                   42,403
--------------------------------------------------------------------------------
          100,936  FNMA, 6.50%, 6/1/29                                  106,114
--------------------------------------------------------------------------------
           35,210  FNMA, 7.00%, 7/1/29                                   37,399
--------------------------------------------------------------------------------
          201,225  FNMA, 7.00%, 7/1/29                                  213,891
--------------------------------------------------------------------------------
          115,440  FNMA, 7.00%, 3/1/30                                  122,583
--------------------------------------------------------------------------------
           19,903  FNMA, 7.00%, 5/1/30                                   21,122
--------------------------------------------------------------------------------
          127,268  FNMA, 7.50%, 8/1/30                                  136,422
--------------------------------------------------------------------------------
           64,325  FNMA, 7.50%, 9/1/30                                   68,952
--------------------------------------------------------------------------------
          357,869  FNMA, 6.50%, 9/1/31                                  375,809
--------------------------------------------------------------------------------
          201,986  FNMA, 7.00%, 9/1/31                                  214,303
--------------------------------------------------------------------------------
          167,660  FNMA, 6.50%, 1/1/32                                  176,050
--------------------------------------------------------------------------------
        1,163,329  FNMA, 7.00%, 6/1/32                                1,233,871
--------------------------------------------------------------------------------
        2,590,671  FNMA, 5.50%, 6/1/33(6)                             2,624,868
--------------------------------------------------------------------------------
        5,786,536  FNMA, 5.50%, 8/1/33(6)                             5,862,918
--------------------------------------------------------------------------------
        1,227,968  FNMA, 5.50%, 9/1/33(6)                             1,244,178
--------------------------------------------------------------------------------
        6,780,131  FNMA, 5.50%, 1/1/34(6)                             6,869,629
--------------------------------------------------------------------------------
           24,701  GNMA, 7.00%, 1/15/24                                  26,404
--------------------------------------------------------------------------------
           23,058  GNMA, 8.00%, 7/15/24                                  25,203
--------------------------------------------------------------------------------
           18,778  GNMA, 8.00%, 9/15/24                                  20,525
--------------------------------------------------------------------------------
           10,552  GNMA, 9.00%, 4/20/25                                  11,792
--------------------------------------------------------------------------------
           89,220  GNMA, 7.00%, 9/15/25                                  95,321
--------------------------------------------------------------------------------
           12,421  GNMA, 7.50%, 10/15/25                                 13,409
--------------------------------------------------------------------------------
           32,470  GNMA, 7.50%, 2/15/26                                  35,028
--------------------------------------------------------------------------------
            9,719  GNMA, 6.00%, 4/15/26                                  10,097
--------------------------------------------------------------------------------
           24,146  GNMA, 7.50%, 5/15/26                                  26,048
--------------------------------------------------------------------------------
           12,416  GNMA, 8.00%, 5/15/26                                  13,533
--------------------------------------------------------------------------------
          153,388  GNMA, 8.25%, 7/15/26                                 167,135
--------------------------------------------------------------------------------
            4,616  GNMA, 9.00%, 8/20/26                                   5,147
--------------------------------------------------------------------------------
           17,846  GNMA, 7.50%, 11/15/27                                 19,240
--------------------------------------------------------------------------------
          185,457  GNMA, 7.00%, 12/15/27                                197,701
--------------------------------------------------------------------------------
           10,952  GNMA, 6.50%, 2/15/28                                  11,562
--------------------------------------------------------------------------------
           42,723  GNMA, 6.50%, 2/15/28                                  45,105
--------------------------------------------------------------------------------
           75,897  GNMA, 6.50%, 2/15/28                                  80,129
--------------------------------------------------------------------------------
           24,162  GNMA, 6.50%, 3/15/28                                  25,509
--------------------------------------------------------------------------------
           14,140  GNMA, 6.50%, 3/15/28                                  14,928
--------------------------------------------------------------------------------
           26,918  GNMA, 6.50%, 3/15/28                                  28,419
--------------------------------------------------------------------------------
            6,636  GNMA, 6.50%, 4/15/28                                   7,006
--------------------------------------------------------------------------------
           99,257  GNMA, 6.00%, 5/15/28                                 103,017
--------------------------------------------------------------------------------
           99,211  GNMA, 6.00%, 7/15/28                                 102,969
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   105,796  GNMA, 6.00%, 10/15/28                           $    109,803
--------------------------------------------------------------------------------
          109,961  GNMA, 7.00%, 5/15/31                                 116,988
--------------------------------------------------------------------------------
        1,121,971  GNMA, 5.50%, 11/15/32(6)                           1,143,723
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $112,417,846)                                                 112,774,687
--------------------------------------------------------------------------------
CORPORATE BONDS -- 11.7%

AUTOMOBILES -- 0.2%
--------------------------------------------------------------------------------
          960,000  DaimlerChrysler N.A. Holding
                   Corp., 7.30%, 1/15/12                              1,080,565
--------------------------------------------------------------------------------
          470,009  General Motors Acceptance
                   Corp., 6.75%, 12/1/14                                464,451
--------------------------------------------------------------------------------
                                                                      1,545,016
--------------------------------------------------------------------------------
BEVERAGES -- 0.2%
--------------------------------------------------------------------------------
          630,000  Foster's Finance Corp., 4.875%,
                   10/1/14 (Acquired 10/1/04,
                   Cost $623,631)(7)                                    620,306
--------------------------------------------------------------------------------
          700,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $699,564)(7)                            704,410
--------------------------------------------------------------------------------
                                                                      1,324,716
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.5%
--------------------------------------------------------------------------------
          800,000  Credit Suisse First Boston USA
                   Inc., VRN, 2.19%, 12/19/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.28%
                   with no caps                                         803,150
--------------------------------------------------------------------------------
        1,400,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                    1,415,742
--------------------------------------------------------------------------------
          900,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       893,475
--------------------------------------------------------------------------------
          350,000  Morgan Stanley, 4.25%,
                   5/15/10                                              349,168
--------------------------------------------------------------------------------
                                                                      3,461,535
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.5%
--------------------------------------------------------------------------------
        1,600,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    1,598,293
--------------------------------------------------------------------------------
          900,000  SouthTrust Corp., 5.80%,
                   6/15/14                                              945,233
--------------------------------------------------------------------------------
          780,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                              765,779
--------------------------------------------------------------------------------
                                                                      3,309,305
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
          350,000  R.R. Donnelley & Sons Co.,
                   3.75%, 4/1/09                                        343,471
--------------------------------------------------------------------------------
          630,000  Waste Management Inc.,
                   7.00%, 7/15/28                                       694,930
--------------------------------------------------------------------------------
                                                                      1,038,401
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
          500,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                505,822
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.7%
--------------------------------------------------------------------------------
           88,500  iShares GS $ InvesTop
                   Corporate Bond Fund(8)                          $  9,810,225
--------------------------------------------------------------------------------
      $ 1,617,000  Morgan Stanley TRACERS(SM),
                   7.72%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $1,714,489)(7)                                     1,932,283
--------------------------------------------------------------------------------
                                                                     11,742,508
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
--------------------------------------------------------------------------------
          700,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             713,320
--------------------------------------------------------------------------------
          660,000  CIT Group Inc., 5.125%,
                   9/30/14                                              653,672
--------------------------------------------------------------------------------
        3,224,000  Citigroup Inc., 5.00%, 9/15/14
                   (Acquired 4/23/03-9/9/04,
                   Cost $3,167,688)(7)                                3,208,096
--------------------------------------------------------------------------------
          750,000  Ford Motor Credit Co., 5.80%,
                   1/12/09                                              764,962
--------------------------------------------------------------------------------
        1,500,000  Ford Motor Credit Co., 7.375%,
                   10/28/09                                           1,612,032
--------------------------------------------------------------------------------
          800,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                        893,282
--------------------------------------------------------------------------------
                                                                      7,845,364
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
          725,000  British Telecommunications
                   plc, 7.00%, 5/23/07                                  779,557
--------------------------------------------------------------------------------
          940,000  Deutsche Telekom International
                   Finance BV, 8.50%, 6/15/10                         1,115,414
--------------------------------------------------------------------------------
          300,000  Deutsche Telekom International
                   Finance BV, 5.25%, 7/22/13                           304,726
--------------------------------------------------------------------------------
          250,000  France Telecom, 8.50%, 3/1/11                        296,967
--------------------------------------------------------------------------------
          510,000  SBC Communications Inc.,
                   5.10%, 9/15/14                                       506,395
--------------------------------------------------------------------------------
        1,350,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                            1,633,198
--------------------------------------------------------------------------------
        1,060,000  Telecom Italia Capital SA,
                   4.95%, 9/30/14 (Acquired
                   9/28/04-10/29/04, Cost
                   $1,053,213)(7)                                     1,026,116
--------------------------------------------------------------------------------
                                                                      5,662,373
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.6%
--------------------------------------------------------------------------------
          950,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                               1,019,278
--------------------------------------------------------------------------------
          780,000  FirstEnergy Corp., 6.45%,
                   11/15/11                                             839,434
--------------------------------------------------------------------------------
          650,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        657,350
--------------------------------------------------------------------------------
          600,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              651,657
--------------------------------------------------------------------------------
          700,000  Virginia Electric and Power
                   Co., 5.25%, 12/15/15                                 703,363
--------------------------------------------------------------------------------
                                                                      3,871,082
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
      $   480,000  CVS Corp., 4.00%, 9/15/09                       $    475,751
--------------------------------------------------------------------------------
          900,000  Safeway Inc., 6.50%, 3/1/11                          978,118
--------------------------------------------------------------------------------
                                                                      1,453,869
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
        1,000,000  Cadbury Schweppes US
                   Finance LLC, 5.125%, 10/1/13
                   (Acquired 9/22/03-10/8/03,
                   Cost $994,540)(7)                                  1,006,279
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          750,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               827,093
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
--------------------------------------------------------------------------------
        1,200,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                            1,474,712
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          500,000  Dial Corp., 7.00%, 8/15/06                           529,788
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
--------------------------------------------------------------------------------
          570,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       565,375
--------------------------------------------------------------------------------
          800,000  General Electric Co., 5.00%,
                   2/1/13                                               813,489
--------------------------------------------------------------------------------
                                                                      1,378,864
--------------------------------------------------------------------------------
INSURANCE -- 0.4%
--------------------------------------------------------------------------------
        1,050,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,047,942)(7)                                     1,059,914
--------------------------------------------------------------------------------
          750,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                       781,189
--------------------------------------------------------------------------------
          650,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $649,987)(7)                            649,570
--------------------------------------------------------------------------------
                                                                      2,490,673
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
          470,000  Clear Channel Communications
                   Inc., 4.25%, 5/15/09                                 463,493
--------------------------------------------------------------------------------
          790,000  Clear Channel Communications
                   Inc., 5.00%, 3/15/12                                 777,548
--------------------------------------------------------------------------------
          550,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                               607,382
--------------------------------------------------------------------------------
           79,000  Comcast Cable
                   Communications Holdings Inc.,
                   8.375%, 3/15/13                                       95,864
--------------------------------------------------------------------------------
        1,400,000  Comcast Corp., 5.50%, 3/15/11                      1,461,610
--------------------------------------------------------------------------------
          600,000  Continental Cablevision, 8.30%,
                   5/15/06                                              639,810
--------------------------------------------------------------------------------
          300,000  News America Holdings, 7.75%,
                   1/20/24                                              349,853
--------------------------------------------------------------------------------
        1,700,000  Walt Disney Company, 5.50%,
                   12/29/06                                           1,774,913
--------------------------------------------------------------------------------
                                                                      6,170,473
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.1%
--------------------------------------------------------------------------------
      $   600,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                 $    602,256
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.2%
--------------------------------------------------------------------------------
          300,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07
                   (Acquired 7/13/04, Cost
                   $299,601)(7)                                         300,184
--------------------------------------------------------------------------------
          800,000  May Department Stores Co.
                   (The), 4.80%, 7/15/09
                   (Acquired 7/13/04-7/15/04,
                   Cost $802,412)(7)                                    810,747
--------------------------------------------------------------------------------
                                                                      1,110,931
--------------------------------------------------------------------------------
OIL & GAS -- 0.6%
--------------------------------------------------------------------------------
          400,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                       497,071
--------------------------------------------------------------------------------
          750,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               741,473
--------------------------------------------------------------------------------
          480,000  Enterprise Products Operating
                   L.P., 4.625%, 10/15/09
                   (Acquired 10/8/04, Cost
                   $484,834)(7)                                         477,486
--------------------------------------------------------------------------------
          480,000  Enterprise Products Operating
                   L.P., 5.60%, 10/15/14
                   (Acquired 10/4/04, Cost
                   $482,986)(7)                                         479,407
--------------------------------------------------------------------------------
          750,000  Kerr-McGee Corp., 6.875%,
                   9/15/11                                              839,982
--------------------------------------------------------------------------------
          700,000  XTO Energy Inc., 6.25%,
                   4/15/13                                              759,926
--------------------------------------------------------------------------------
                                                                      3,795,345
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          350,000  Schering-Plough Corp., 5.30%,
                   12/1/13                                              360,847
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.4%
--------------------------------------------------------------------------------
          850,000  Canadian National Railway Co.,
                   6.25%, 8/1/34                                        895,420
--------------------------------------------------------------------------------
          600,000  Norfolk Southern Corp., 7.80%,
                   5/15/27                                              731,418
--------------------------------------------------------------------------------
          750,000  Norfolk Southern Corp., 7.05%,
                   5/1/37                                               859,853
--------------------------------------------------------------------------------
                                                                      2,486,691
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.7%
--------------------------------------------------------------------------------
       10,000,000  Fannie Mae, VRN, 1.78%,
                   12/11/04, resets quarterly off
                   the 3-month LIBOR minus
                   0.09% with no caps(6)                              9,998,909
--------------------------------------------------------------------------------
          720,000  Washington Mutual Bank,
                   5.50%, 1/15/13                                       737,700
--------------------------------------------------------------------------------
          510,000  Washington Mutual Bank,
                   5.125%, 1/15/15                                      499,663
--------------------------------------------------------------------------------
                                                                     11,236,272
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
      $   900,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                  $  1,053,946
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $75,440,356)                                                   76,284,161
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(4) -- 10.3%

          301,302  ABSC Non-Improvement Trust,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $300,496)(7)                           300,668
--------------------------------------------------------------------------------
          524,141  ABSC Non-Improvement Trust,
                   Series 2004 HE7, Class A1,
                   5.00%, 10/27/34 (Acquired
                   9/1/04, Cost $521,900)(7)                            521,898
--------------------------------------------------------------------------------
        2,975,000  Accredited Mortgage Loan
                   Trust, Series 2004 4, Class A2A,
                   VRN, 2.25%, 12/27/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.35% with
                   no caps(6)                                         2,975,000
--------------------------------------------------------------------------------
        1,398,355  Ameriquest Mortgage
                   Securities Inc., Series 2004 R8,
                   Class A2, VRN, 2.34%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.16% with no caps                                 1,399,202
--------------------------------------------------------------------------------
          250,168  AQ Finance Non-Improvement
                   Trust, Series 2004 RN4,
                   Class A, 4.60%, 7/25/34                              249,437
--------------------------------------------------------------------------------
          186,860  AQ Finance Non-Improvement
                   Trust, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $186,860)(7)                                         186,563
--------------------------------------------------------------------------------
          114,880  Argent Non-Improvement Trust,
                   Series 2004 WN2, Class A,
                   4.55%, 4/25/34                                       114,600
--------------------------------------------------------------------------------
          214,634  Argent Non-Improvement Trust,
                   Series 2004 WN8, Class A,
                   4.70%, 7/25/34                                       214,181
--------------------------------------------------------------------------------
          164,476  Argent Non-Improvement Trust,
                   Series 2004 WN9, Class A,
                   5.19%, 10/25/34 (Acquired
                   9/9/04, Cost $164,471)(7)                            164,470
--------------------------------------------------------------------------------
          250,000  Argent Non-Improvement Trust,
                   Series 2004 WN10, Class A,
                   4.21%, 11/25/34 (Acquired
                   10/19/04, Cost $250,000)(7)                          250,000
--------------------------------------------------------------------------------
           55,061  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                        54,999
--------------------------------------------------------------------------------
          154,459  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2004 OPT4, Class N1,
                   4.45%, 5/26/34                                       153,951
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   313,667  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 3.58%, 12/27/04, resets
                   monthly off the 1-month
                   LIBOR plus 1.40% with a cap
                   of 13.00% (Acquired 6/13/03,
                   Cost $314,917)(7)                               $    314,521
--------------------------------------------------------------------------------
          353,446  Bayview Financial Acquisition
                   Trust, Series 2002 DA, Class M1,
                   VRN, 3.03%, 12/25/04, resets
                   monthly off the 1-month LIBOR
                   plus 0.85% with no caps
                   (Acquired 9/19/03, Cost
                   $354,288)(7)                                         355,148
--------------------------------------------------------------------------------
        4,000,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN, 2.16%,
                   12/15/04, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                                 4,005,364
--------------------------------------------------------------------------------
        1,253,252  Centex Home Equity, Series
                   2004 C, Class AF1, VRN,
                   2.82%, 12/1/04                                     1,249,667
--------------------------------------------------------------------------------
          250,630  Chase Funding Mortgage Loan,
                   Series 2001-1, Class 2M2, VRN,
                   3.03%, 12/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.93% with
                   no caps                                              251,409
--------------------------------------------------------------------------------
        3,800,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN, 2.17%,
                   12/15/04, resets monthly off
                   the 1-month LIBOR plus 0.07%
                   with no caps                                       3,801,068
--------------------------------------------------------------------------------
          194,490  Countrywide Asset-Backed
                   Certificates, Series 2004 5N,
                   Class N1, 5.50%, 10/25/35                            194,502
--------------------------------------------------------------------------------
        1,238,350  Countrywide Asset-Backed
                   Certificates, Series 2004 11,
                   Class A1, VRN, 2.37%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.19% with no caps                                 1,238,350
--------------------------------------------------------------------------------
          165,519  Countrywide Asset-Backed
                   Certificates, Series 2004 11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $165,430)(7)                                         165,519
--------------------------------------------------------------------------------
        2,975,000  Countrywide Partnership Trust,
                   Series 2004 EC1, Class 2A1,
                   VRN, 2.26%, 12/25/04, resets
                   monthly off the 1-month LIBOR
                   plus 0.17% with no caps(5)                         2,975,000
--------------------------------------------------------------------------------
        1,300,000  Equifirst Mortgage Loan Trust,
                   Series 2004 3, Class A1, VRN,
                   2.25%, 12/25/04, resets
                   monthly off the 1-month LIBOR
                   plus 0.16% with no caps(5)                         1,300,203
--------------------------------------------------------------------------------
          178,572  Finance America
                   Non-Improvement Trust,
                   Series 2004-1, Class A, 5.25%,
                   6/27/34                                              178,131
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   198,455  First Franklin
                   Non-Improvement Trust,
                   Series 2004 FF1, Class N1,
                   4.50%, 9/25/05                                  $    198,314
--------------------------------------------------------------------------------
          450,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                             455,207
--------------------------------------------------------------------------------
       11,400,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 2.14%, 12/15/04,
                   resets monthly off the 1-month
                   LIBOR plus 0.04% with
                   no caps(6)                                        11,412,140
--------------------------------------------------------------------------------
        4,025,000  Franklin Mortgage Loan Trust,
                   Series 2004 FF11, Class IIA1,
                   2.34%, 1/25/35 (Acquired
                   11/23/04, Cost $4,025,000)(5)(7)                   4,024,999
--------------------------------------------------------------------------------
          199,275  Fremont Non-Improvement
                   Trust, Series 2004 B, 4.70%,
                   5/25/34 (Acquired 5/20/04,
                   Cost $199,275)(7)                                    198,617
--------------------------------------------------------------------------------
        4,710,484  GE Corporate Aircraft Financing
                   LLC, Series 2004 1A, Class A1,
                   VRN, 2.27%, 12/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.09% with no
                   caps (Acquired 10/5/04, Cost
                   $4,710,484)(7)                                     4,710,484
--------------------------------------------------------------------------------
          262,312  GSAMP Non-Improvement
                   Trust, Series 2004, Class N1,
                   5.50%, 9/25/34 (Acquired
                   9/20/04, Cost $263,261)(7)                           262,313
--------------------------------------------------------------------------------
          402,406  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 2.79%,
                   12/20/04, resets monthly off
                   the 1-month LIBOR plus
                   0.65% with no caps                                   403,150
--------------------------------------------------------------------------------
          222,688  Long Beach Asset Holdings
                   Corporation, Series 2004-5,
                   Class C and P, 5.00%, 9/25/34
                   (Acquired 9/15/04, Cost
                   $223,172)(7)                                         222,400
--------------------------------------------------------------------------------
           95,539  MASTR Non-Improvement
                   Trust, Series 2004 CI3,
                   Class N1, 4.45%, 2/26/34
                   (Acquired 5/18/04, Cost
                   $95,534)(7)                                           95,160
--------------------------------------------------------------------------------
           87,251  Merrill Lynch Mortgage
                   Investors Inc., Series 2003
                   OP1N, Class N1, 7.25%,
                   7/25/34                                               87,612
--------------------------------------------------------------------------------
            2,375  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class X and
                   P, 7.60%, 7/25/33 (Acquired
                   10/29/03, Cost $2,375)(7)                              2,380
--------------------------------------------------------------------------------
           82,013  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class X and
                   P, 6.25%, 12/25/33 (Acquired
                   3/16/04, Cost $82,423)(7)                             81,980
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   810,000  Novastar Home Equity Loan,
                   Series 2004 4, Class A2A,
                   VRN, 2.32%, 12/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.19% with
                   no caps                                         $    810,127
--------------------------------------------------------------------------------
          279,815  Novastar Non-Improvement
                   Trust, Series 2004 N2, Class X,
                   O and P, 4.46%, 6/27/34
                   (Acquired 7/20/04, Cost
                   $279,815)(7)                                         278,484
--------------------------------------------------------------------------------
        5,150,000  Park Place Securities Inc.,
                   Series 2004 WHQ2, Class A3B,
                   VRN, 2.24%, 12/27/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   no caps(5)                                         5,150,000
--------------------------------------------------------------------------------
        2,062,272  Residential Asset Mortgage
                   Products Inc,, Series 2004
                   RS10, Class AII1, VRN, 2.35%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.17% with no caps                                 2,063,204
--------------------------------------------------------------------------------
          600,000  Residential Asset Mortgage
                   Products, Inc., VRN, 2.73%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.55% with a cap of 14.00%                           603,153
--------------------------------------------------------------------------------
          340,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            333,543
--------------------------------------------------------------------------------
        5,814,915  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 2.32%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps(6)                              5,819,380
--------------------------------------------------------------------------------
          229,692  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34                                       229,764
--------------------------------------------------------------------------------
          303,763  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A,
                   5.00%, 9/27/34 (Acquired
                   9/13/04, Cost $304,427)(7)                           303,115
--------------------------------------------------------------------------------
          253,598  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004
                   OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $253,591)(7)                                    253,047
--------------------------------------------------------------------------------
        4,892,950  SLMA Student Loan Trust,
                   Series 2004-8, Class A1, VRN,
                   2.09%, 1/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.01% with
                   no caps(6)                                         4,895,568
--------------------------------------------------------------------------------
        1,523,190  WFS Financial Owner Trust,
                   Series 2004-3, Class A1 SEQ,
                   1.73%, 8/17/05                                     1,523,547
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $67,012,432)                                                   67,031,539
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 10.1%

      $ 1,400,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21(6)                                     $  1,889,125
--------------------------------------------------------------------------------
        3,700,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23(6)                                         4,246,620
--------------------------------------------------------------------------------
        3,300,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27(6)                                        3,764,709
--------------------------------------------------------------------------------
        3,470,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31(6)                                         3,653,261
--------------------------------------------------------------------------------
        6,547,905  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 7/15/14(6)                           6,703,064
--------------------------------------------------------------------------------
       20,000,000  U.S. Treasury Notes, 2.00%,
                   8/31/05(6)                                        19,926,580
--------------------------------------------------------------------------------
       11,100,000  U.S. Treasury Notes, 4.00%,
                   6/15/09(6)                                        11,269,109
--------------------------------------------------------------------------------
        1,500,000  U.S. Treasury Notes, 4.375%,
                   8/15/12(6)                                         1,521,504
--------------------------------------------------------------------------------
        1,100,000  U.S. Treasury Notes, 4.75%,
                   5/15/14(6)                                         1,134,203
--------------------------------------------------------------------------------
       11,710,000  U.S. Treasury Notes, 4.25%,
                   8/15/14(6)                                        11,607,549
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $66,117,257)                                                   65,715,724
--------------------------------------------------------------------------------
COMMERCIAL PAPER(9) -- 5.6%

        3,000,000  Alcon Capital Corp., 1.81%,
                   12/2/04 (Acquired 10/6/04,
                   Cost $2,991,403)(7)                                2,999,658
--------------------------------------------------------------------------------
        3,000,000  Amsterdam Funding Corp.,
                   1.90%, 12/6/04 (Acquired
                   10/20/04, Cost $2,992,558)(7)                      2,998,974
--------------------------------------------------------------------------------
        3,000,000  Archer-Daniels-Midland Co.,
                   2.18%, 2/2/05 (Acquired
                   11/16/04, Cost $2,986,012)(7)                      2,987,748
--------------------------------------------------------------------------------
        3,000,000  Govco Incorporated, 2.15%,
                   1/12/05 (Acquired 11/16/04,
                   Cost $2,989,788)(7)                                2,991,795
--------------------------------------------------------------------------------
        3,500,000  Network Rail CP Finance plc,
                   1.92%, 12/20/04 (Acquired
                   10/1/04, Cost $3,485,067)(7)                       3,495,779
--------------------------------------------------------------------------------
        3,000,000  Old Line Funding Corp., 1.91%,
                   12/7/04 (Acquired 10/22/04,
                   Cost $2,992,678)(7)                                2,998,803
--------------------------------------------------------------------------------
        3,000,000  Paradigm Funding LLC, 2.04%,
                   1/4/05 (Acquired 10/29/04,
                   Cost $2,989,120)(7)                                2,993,322
--------------------------------------------------------------------------------
        3,000,000  Paradigm Funding LLC, 2.20%,
                   1/18/05 (Acquired 11/17/04,
                   Cost $2,988,633)(7)                                2,990,649
--------------------------------------------------------------------------------
        3,000,000  Spintab AB, 2.20%, 2/1/05                          2,987,952
--------------------------------------------------------------------------------
        3,000,000  Thunder Bay Funding Inc.,
                   1.88%, 12/13/04 (Acquired
                   9/30/04, Cost $2,988,407)(7)                       2,997,780
--------------------------------------------------------------------------------
        3,000,000  Unilever Capital Corp., 2.13%,
                   1/10/05 (Acquired 11/19/04,
                   Cost $2,990,770)(7)                                2,992,176
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,000,000  Windmill Funding Corp., 2.08%,
                   12/22/04 (Acquired 11/16/04,
                   Cost $2,993,760)(7)                             $  2,996,022
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $36,437,019)                                                   36,430,658
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 5.0%

        3,000,000  FHLMC, 1.875%, 1/15/05(6)                          2,998,332
--------------------------------------------------------------------------------
        6,580,000  FHLMC, 3.75%, 8/3/07(6)                            6,584,573
--------------------------------------------------------------------------------
        2,500,000  FHLMC, VRN, 1.50%, 1/21/05,
                   resets quarterly off the
                   3-month LIBOR plus 0.07%
                   with no caps                                       2,495,888
--------------------------------------------------------------------------------
        9,500,000  FNMA, 3.75%, 5/17/07(6)                            9,520,188
--------------------------------------------------------------------------------
        1,900,000  FNMA, 6.625%, 10/15/07(6)                          2,063,702
--------------------------------------------------------------------------------
        7,900,000  FNMA, 5.75%, 2/15/08                               8,422,332
--------------------------------------------------------------------------------
          600,000  FNMA, 3.25%, 8/15/08                                 590,852
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $32,721,149)                                                   32,675,867
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 3.6%

           51,284  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33                                       51,150
--------------------------------------------------------------------------------
       17,571,140  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.83%, 12/1/04                        535,902
--------------------------------------------------------------------------------
       19,000,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.81%, 12/1/04                        843,961
--------------------------------------------------------------------------------
        4,814,514  Citigroup Commercial
                   Mortgage Trust, Series 2004
                   FL1, Class A1, VRN, 2.23%,
                   12/15/04, resets of the
                   1-month LIBOR plus 0.13%
                   with no caps(6)                                    4,816,512
--------------------------------------------------------------------------------
        9,864,698  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.01%, 12/1/04                         374,099
--------------------------------------------------------------------------------
        2,950,000  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 2.34%, 12/15/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.24% with
                   no caps                                            2,951,189
--------------------------------------------------------------------------------
          282,927  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ, 5.20%,
                   8/15/33                                              287,468
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,377,377  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 2.58%,
                   12/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with no caps                              $  1,381,905
--------------------------------------------------------------------------------
          640,141  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%, 10/15/38                        648,237
--------------------------------------------------------------------------------
        3,100,000  LB-UBS Commercial Mortgage
                   Trust, Series 2003 C5, Class A2
                   SEQ, 3.48%, 7/15/27(6)                             3,055,016
--------------------------------------------------------------------------------
          931,764  Long Beach Mortgage Loan
                   Trust, Series 2001-2, Class M2,
                   VRN, 3.13%, 12/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.95% with
                   no caps                                              914,915
--------------------------------------------------------------------------------
          358,125  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                      365,190
--------------------------------------------------------------------------------
          263,914  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                       268,550
--------------------------------------------------------------------------------
        2,300,000  Washington Mutual, Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34(6)                                         2,245,421
--------------------------------------------------------------------------------
        2,000,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34(6)                                         1,973,298
--------------------------------------------------------------------------------
        3,100,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.24%, 12/1/04(6)                                  3,077,986
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $23,825,578)                                                   23,790,799
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.9%

        3,000,000  Banque Nationale de Paris
                   (New York), 1.14%, 12/20/04                        2,998,122
--------------------------------------------------------------------------------
        3,000,000  Canadian Imperial Bank of
                   Commerce (New York), 1.98%,
                   1/18/05                                            2,998,737
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $5,998,861)                                                     5,996,859
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.8%

      $ 3,000,000  Gulf Gate Apartments Rev.,
                   VRDN, 2.10%, 12/2/04
                   (Acquired 9/29/03-11/10/03,
                   Cost $3,000,000)(7)                             $  3,000,000
--------------------------------------------------------------------------------
          800,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        756,624
--------------------------------------------------------------------------------
        1,150,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   2.11%, 12/1/04 (LOC:
                   Keybank N.A.)                                      1,150,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $4,950,938)                                                     4,906,624
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS(1)

CONTRACTS
--------------------------------------------------------------------------------
              199  Bristol-Myers Squibb Co., strike
                   at $22.50, expires 6/18/05
(Cost $36,295)                                                           35,323
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.2%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 5.12%, 8/15/19, valued
at $1,939,135), in a joint trading account at
1.90%, dated 11/30/04, due 12/1/04
(Delivery value $1,900,100)(6)                                        1,900,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 3.375%, 9/15/09, valued at
$12,935,591), in a joint trading account at
1.89%, dated 11/30/04, due 12/1/04
(Delivery value $12,700,667)(6)                                      12,700,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $14,600,000)                                                   14,600,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 112.7%
(Cost $686,414,815)                                                 736,261,457
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (12.7)%                                              (82,871,175)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $653,390,282
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2004

FUTURES CONTRACTS*

                                                Underlying Face       Unrealized
    Contracts Purchased     Expiration Date     Amount at Value          Gain
--------------------------------------------------------------------------------
     74  U.S. Treasury
         10-Year Notes        March 2005           $8,195,500            $5,615
                                                ================================

                                                Underlying Face       Unrealized
      Contracts Sold        Expiration Date     Amount at Value          Loss
--------------------------------------------------------------------------------
    221  U.S. Treasury
         2-Year Notes         March 2005          $46,285,688          $(21,216)
--------------------------------------------------------------------------------
     76  U.S. Treasury
         5-Year Notes         March 2005            8,270,938            (1,952)
--------------------------------------------------------------------------------
                                                  $54,556,626          $(23,168)
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing in futures, the fund has increased exposure to certain markets. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**

                   Description                                        Unrealized
Notional Amount    of Agreement                  Expiration Date         Loss
--------------------------------------------------------------------------------
  $5,500,000       Receive semiannually a        September 2007        $(36,469)
                   fixed rate equal to                               ===========
                   3.24375% and pay quarterly
                   a variable rate based on
                   the 3-month LIBOR with
                   Deutsche Bank Securities, Inc.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset Backed Securities Corp.

ADR = American Depositary Receipt

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SDR = Swedish Depositary Receipt

SEQ = Sequential Payer

SLMA = Student Loan Marketing Association

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2004.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective November 30, 2004.

(1)  Category is less than 0.05% of total net assets.

(2)  Non-income producing.

(3)  Security, or a portion thereof, is being held in conjunction with a purchased put option.

(4)  Final maturity indicated, unless otherwise noted.

(5)  When-issued security or forward commitment.

(6)  Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, futures contract, and/or swap agreement.

(7)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30,
     2004, was $61,409,270, which represented 9.4% of net assets.

(8)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(9)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                              1 YEAR       5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                10.61%        4.26%        8.05%          2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX                 12.86%       -1.83%        8.88%(1)         --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX                4.44%        7.41%        6.80%(1)         --
--------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX            1.28%        2.72%        3.68%(1)         --
--------------------------------------------------------------------------------
Institutional Class           11.00%          --         3.05%          8/1/00
--------------------------------------------------------------------------------
Advisor Class                 10.34%        4.02%        7.64%          10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*               --           --         4.51%(2)
  With sales charge*             --           --        -1.47%(2)
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*               --           --         4.51%(2)
  With sales charge*             --           --        -0.49%(2)
--------------------------------------------------------------------------------
C Class                        9.52%          --         6.40%          10/2/01
--------------------------------------------------------------------------------
R Class                       10.05%          --        12.55%          8/29/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(2) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Moderate - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS
----------------------------------------------------------------------------------------------------
                     1996*    1997     1998     1999     2000      2001      2002     2003     2004
----------------------------------------------------------------------------------------------------
Investor Class       9.91%   13.02%   10.32%   16.97%    5.20%    -2.37%    -6.23%   15.67%   10.61%
----------------------------------------------------------------------------------------------------
S&P 500 Index       20.20%   28.51%   23.66%   20.90%   -4.22%   -12.22%   -16.51%   15.09%   12.86%
----------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index                5.75%    7.55%    9.45%   -0.04%    9.06%    11.16%     7.34%    5.18%    4.44%
----------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index           3.85%    5.12%    4.96%    4.64%    5.92%     3.80%     1.65%    1.05%    1.28%
----------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Moderate - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND BRIAN HOWELL

PERFORMANCE SUMMARY AND PERSPECTIVE

Strategic Allocation: Moderate returned 10.61%* for the fiscal year ended
November 30, 2004. U.S. stock gains were primarily responsible for the portfolio's performance--stocks posted double-digit returns for the fiscal year, while U.S. bond returns were relatively modest.

Strategic Allocation: Moderate allocates holdings over time with the following neutral weightings: 63% stocks, 31% bonds, and 6% cash-equivalent investments.
Those weightings drifted with the performance of each asset class, but we rebalanced the portfolio near its targeted mix. Because of the portfolio's broad exposure to stocks (both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC REVIEW

The U.S. economy lost momentum during the fiscal year, growing at a better-than
4% annual rate in the fourth quarter of 2003 and the first quarter of 2004, but slipped to under 4% in the second and third quarters of 2004. Economic growth slowed as oil prices soared and the Federal Reserve (the Fed) raised short-term interest rates. The price of crude oil jumped 64% during the fiscal year, from approximately $30 a barrel to almost $50 (after hitting a high of $55) and the
Fed raised its overnight rate target four times, from 1% to 2%.

STOCK MARKET REVIEW

The S&P 500 Index started and finished well, but essentially moved sideways in the middle of the fiscal year. December 2003, January 2004 and November 2004 were strong months for the index, but it was locked in a 100-point trading range between 1060 and 1160 for the rest of the period. Powered primarily by those three months, the S&P 500 gained 12.86%, hitting three-year highs in November.

Energy was the top-performing sector of the S&P 500, followed by utilities and telecommunications services. Health care was the bottom-performing sector, and information technology and con-

ASSET ALLOCATION
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       41.8%
--------------------------------------------------------------------------------
U.S. Bonds                                                        34.6%
--------------------------------------------------------------------------------
Foreign Stocks                                                    15.8%
--------------------------------------------------------------------------------
Money Market Securities                                            7.8%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        26.5%
--------------------------------------------------------------------------------
Corporate Bonds                                                   24.5%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                          18.6%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           16.7%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                  7.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                5.5%
--------------------------------------------------------------------------------
Municipal Securities                                               0.6%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Strategic Allocation: Moderate - Portfolio Commentary

sumer staples also lagged notably. The value component within the S&P 500 trounced growth: the S&P 500/BARRA Value Index gained 18.98% compared with 6.88%
for the S&P 500/BARRA Growth Index.

Looking at foreign stocks, many of the world's equity markets advanced during the period as the global economy demonstrated its strength and resiliency, especially in the first quarter of 2004. The movement of the dollar versus other currencies also helped increase returns on international investments in dollar terms. For the 12 months ended November 30, 2004, the Morgan Stanley Capital
International EAFE Index, returned 24.19%.

BOND MARKET REVIEW

Some of the same factors that hobbled U.S. stocks during the fiscal year--
particularly higher oil prices and decelerating economic growth--boosted the
U.S. bond market. The Lehman Brothers U.S. Aggregate Index (Lehman Aggregate)
returned 4.44%, and the 10-year Treasury note returned 4.20% as its yield finished almost unchanged. Bonds produced positive returns despite the Fed's rate hikes and a sharp selloff in the second quarter of 2004.

The Lehman Aggregate is comprised primarily of the taxable investment-grade U.S.
bond market's three largest sectors: fixed-rate mortgage-backed securities
(MBS), Treasury securities, and corporate bonds. Ranked by their fiscal-year returns in the index, corporates (up 5.15%) performed best, followed by MBS (up
5.09%), and Treasurys (up 3.43%).

OUR COMMITMENT

Looking forward, we continue to manage the portfolio in the manner outlined in the prospectus, which is to provide capital appreciation and dividend income in a well-diversified portfolio with broad exposure to stocks, bonds, and cash.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.1%                  1.0%
--------------------------------------------------------------------------------
Johnson & Johnson                           1.9%                  0.8%
--------------------------------------------------------------------------------
Bank of America Corp.                       1.9%                  0.8%
--------------------------------------------------------------------------------
Intel Corp.                                 1.7%                  0.8%
--------------------------------------------------------------------------------
Microsoft Corporation                       1.4%                  0.6%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                         2.3%                  0.4%
--------------------------------------------------------------------------------
Roche Holding AG ORD                        2.1%                  0.4%
--------------------------------------------------------------------------------
Total SA Cl B ORD                           1.8%                  0.3%
--------------------------------------------------------------------------------
Novartis AG ORD                             1.7%                  0.3%
--------------------------------------------------------------------------------
BP plc ORD                                  1.6%                  0.3%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           50.5%
--------------------------------------------------------------------------------
Asia/Pacific                                                     34.2%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                        11.9%
--------------------------------------------------------------------------------
Africa                                                            3.4%
--------------------------------------------------------------------------------

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 61.9%

AEROSPACE & DEFENSE -- 0.7%
--------------------------------------------------------------------------------
          111,145  Boeing Co.                                    $    5,953,512
--------------------------------------------------------------------------------
           23,700  Honeywell International Inc.                         837,321
--------------------------------------------------------------------------------
           14,500  Northrop Grumman Corp.                               816,785
--------------------------------------------------------------------------------
            9,900  Precision Castparts Corp.                            641,916
--------------------------------------------------------------------------------
           45,900  Rockwell Collins                                   1,829,574
--------------------------------------------------------------------------------
           20,300  United Technologies Corp.                          1,980,874
--------------------------------------------------------------------------------
                                                                     12,059,982
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.3%
--------------------------------------------------------------------------------
           14,605  CNF Inc.                                             682,784
--------------------------------------------------------------------------------
            2,622  FedEx Corporation                                    249,169
--------------------------------------------------------------------------------
           24,700  Ryder System, Inc.                                 1,324,908
--------------------------------------------------------------------------------
          104,000  Transmile Group Bhd ORD                              217,579
--------------------------------------------------------------------------------
           22,024  United Parcel Service, Inc.
                   Cl B                                               1,853,319
--------------------------------------------------------------------------------
            2,000  Yamato Transport Co. Ltd.
                   ORD                                                   28,495
--------------------------------------------------------------------------------
                                                                      4,356,254
--------------------------------------------------------------------------------
AIRLINES(1)
--------------------------------------------------------------------------------
           21,891  Southwest Airlines Co.                               344,345
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.5%
--------------------------------------------------------------------------------
           37,700  AAPICO Hitech Public
                   Company Limited ORD                                   27,260
--------------------------------------------------------------------------------
           22,458  Autoliv Inc. SDR                                   1,054,704
--------------------------------------------------------------------------------
           24,500  Autoliv, Inc.                                      1,145,130
--------------------------------------------------------------------------------
           31,130  Continental AG ORD                                 1,897,038
--------------------------------------------------------------------------------
           82,163  Goodyear Tire & Rubber Co.
                   (The)(2)                                           1,036,897
--------------------------------------------------------------------------------
           15,700  Lear Corporation                                     910,600
--------------------------------------------------------------------------------
            6,263  Magna International Inc. Cl A                        495,591
--------------------------------------------------------------------------------
           12,276  Superior Industries
                   International, Inc.                                  346,797
--------------------------------------------------------------------------------
           41,449  TRW Automotive Holdings
                   Corp.(2)                                             877,890
--------------------------------------------------------------------------------
                                                                      7,791,907
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.8%
--------------------------------------------------------------------------------
          326,188  Ford Motor Company                                 4,625,346
--------------------------------------------------------------------------------
           19,800  General Motors Corp.                                 764,082
--------------------------------------------------------------------------------
           33,400  Harley-Davidson, Inc.                              1,931,188
--------------------------------------------------------------------------------
           24,090  Hyundai Motor Co. Ltd. ORD                         1,184,980
--------------------------------------------------------------------------------
       79,356,489  Otokar Otobus Karoseri
                   Sanayi AS ORD(2)                                     313,212
--------------------------------------------------------------------------------
           16,000  Toyota Motor Corp. ADR                             1,195,360
--------------------------------------------------------------------------------
           82,700  Toyota Motor Corp. ORD                             3,100,296
--------------------------------------------------------------------------------
           44,000  Yamaha Motor Co. Ltd. ORD                            643,986
--------------------------------------------------------------------------------
                                                                     13,758,450
--------------------------------------------------------------------------------
BEVERAGES -- 1.1%
--------------------------------------------------------------------------------
           10,800  Adolph Coors Company Cl B                            808,920
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           22,200  Anheuser-Busch Companies,
                   Inc.                                          $    1,111,998
--------------------------------------------------------------------------------
           49,000  Coca-Cola Company (The)                            1,926,190
--------------------------------------------------------------------------------
           45,100  Coca-Cola Enterprises                                938,080
--------------------------------------------------------------------------------
           37,376  Efes Breweries International
                   N.V. GDR (Acquired
                   10/15/04-11/22/04, Cost
                   $1,039,657)(2)(3)                                  1,126,886
--------------------------------------------------------------------------------
          165,349  Pepsi Bottling Group Inc.                          4,633,080
--------------------------------------------------------------------------------
           77,100  PepsiCo, Inc.                                      3,848,061
--------------------------------------------------------------------------------
           11,880  Pernod-Ricard SA ORD                               1,773,184
--------------------------------------------------------------------------------
           99,622  SABMiller plc ORD                                  1,644,309
--------------------------------------------------------------------------------
                                                                     17,810,708
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
           59,926  Amgen Inc.(2)                                      3,597,957
--------------------------------------------------------------------------------
            8,994  Applera Corporation-Applied
                   Biosystems Group                                     184,377
--------------------------------------------------------------------------------
           23,900  Biogen Idec Inc.(2)                                1,402,452
--------------------------------------------------------------------------------
           29,200  Celgene Corp.(2)                                     800,664
--------------------------------------------------------------------------------
           15,600  Invitrogen Corp.(2)                                  943,800
--------------------------------------------------------------------------------
           18,900  Neurocrine Biosciences Inc.(2)                       869,400
--------------------------------------------------------------------------------
                                                                      7,798,650
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           29,700  Daikin Industries Ltd. ORD                           784,578
--------------------------------------------------------------------------------
           78,000  Toto Ltd. ORD                                        696,178
--------------------------------------------------------------------------------
            4,459  USG Corp.(2)                                         145,898
--------------------------------------------------------------------------------
                                                                      1,626,654
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.1%
--------------------------------------------------------------------------------
           10,700  Affiliated Managers Group
                   Inc.(2)                                              678,166
--------------------------------------------------------------------------------
           55,451  Edwards (A.G.), Inc.                               2,168,134
--------------------------------------------------------------------------------
           16,400  Goldman Sachs Group, Inc.
                   (The)                                              1,718,064
--------------------------------------------------------------------------------
           58,500  Merrill Lynch & Co., Inc.                          3,259,035
--------------------------------------------------------------------------------
           65,200  Morgan Stanley                                     3,308,900
--------------------------------------------------------------------------------
           47,300  Northern Trust Corp.                               2,224,992
--------------------------------------------------------------------------------
           48,855  Raymond James Financial,
                   Inc.                                               1,445,131
--------------------------------------------------------------------------------
           34,017  UBS AG ORD                                         2,749,421
--------------------------------------------------------------------------------
                                                                     17,551,843
--------------------------------------------------------------------------------
CHEMICALS -- 1.0%
--------------------------------------------------------------------------------
           22,400  BASF AG ORD                                        1,507,646
--------------------------------------------------------------------------------
           16,200  BorsodChem Rt. ORD                                   164,784
--------------------------------------------------------------------------------
           18,500  du Pont (E.I.) de Nemours
                   & Co.                                                838,420
--------------------------------------------------------------------------------
           74,208  Georgia Gulf Corporation                           4,272,896
--------------------------------------------------------------------------------
           20,400  Honam Petrochemical
                   Corporation ORD                                      980,133
--------------------------------------------------------------------------------
           23,600  Lyondell Chemical Co.                                662,216
--------------------------------------------------------------------------------
           11,745  Minerals Technologies Inc.                           779,281
--------------------------------------------------------------------------------
           63,433  Monsanto Co.                                       2,919,187
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

           27,700  PPG Industries, Inc.                          $    1,868,919
--------------------------------------------------------------------------------
           22,000  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                  852,523
--------------------------------------------------------------------------------
        2,264,000  Sinopec Shanghai
                   Petrochemical Company
                   Limited Cl H ORD                                     844,494
--------------------------------------------------------------------------------
          332,000  Toray Industries Inc. ORD                          1,460,652
--------------------------------------------------------------------------------
                                                                     17,151,151
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 5.1%
--------------------------------------------------------------------------------
           47,070  Alpha Bank A.E. ORD                                1,478,936
--------------------------------------------------------------------------------
           94,870  Anglo Irish Bank Corporation
                   ORD                                                2,149,864
--------------------------------------------------------------------------------
          302,582  Bank of America Corp.                             14,000,468
--------------------------------------------------------------------------------
           55,870  Bank of Ireland ORD                                  853,953
--------------------------------------------------------------------------------
          231,000  Bank of Yokohama Ltd.
                   (The) ORD                                          1,458,263
--------------------------------------------------------------------------------
            7,000  BB&T Corporation                                     297,150
--------------------------------------------------------------------------------
           66,871  Comerica Inc.                                      4,112,567
--------------------------------------------------------------------------------
        1,082,000  Commerce Asset Holdings
                   Bhd ORD                                            1,383,821
--------------------------------------------------------------------------------
           80,840  Commonwealth Bank of
                   Australia ORD                                      1,961,139
--------------------------------------------------------------------------------
           87,514  Credit Agricole SA ORD                             2,591,495
--------------------------------------------------------------------------------
      330,517,123  Denizbank AS ORD(2)                                  628,016
--------------------------------------------------------------------------------
          123,090  DNB NOR ASA ORD                                    1,159,361
--------------------------------------------------------------------------------
           31,539  East West BanCorp, Inc.                            1,307,922
--------------------------------------------------------------------------------
           66,894  Erste Bank der
                   Oesterreichischen
                   Sparkassen AG ORD                                  3,404,319
--------------------------------------------------------------------------------
           74,890  Hana Bank ORD                                      1,991,831
--------------------------------------------------------------------------------
          109,730  HSBC Holdings plc ORD                              1,868,423
--------------------------------------------------------------------------------
           13,590  KBC Bancassurance Holding
                   ORD                                                1,012,401
--------------------------------------------------------------------------------
           36,100  KeyCorp                                            1,201,769
--------------------------------------------------------------------------------
            8,100  Marshall & Ilsley Corp.                              337,689
--------------------------------------------------------------------------------
              180  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                    1,704,463
--------------------------------------------------------------------------------
          166,099  National City Corp.                                6,158,950
--------------------------------------------------------------------------------
           30,900  PNC Financial Services
                   Group                                              1,680,960
--------------------------------------------------------------------------------
           68,930  Powszechna Kasa
                   Oszczednosci Bank Polski
                   SA ORD(2)                                            546,803
--------------------------------------------------------------------------------
        4,866,500  PT Bank Rakyat Indonesia
                   ORD                                                1,307,185
--------------------------------------------------------------------------------
           83,521  Royal Bank of Scotland
                   Group plc ORD                                      2,566,574
--------------------------------------------------------------------------------
           21,750  Shinhan Financial Group Co.,
                   Ltd. ORD                                             455,112
--------------------------------------------------------------------------------
           22,490  Societe Generale Cl A ORD                          2,171,615
--------------------------------------------------------------------------------
              190  Sumitomo Mitsui Financial
                   Group Inc. ORD                                     1,319,380
--------------------------------------------------------------------------------
           39,000  SunTrust Banks, Inc.                               2,780,700
--------------------------------------------------------------------------------
          102,574  U.S. Bancorp                                       3,039,268
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           40,968  Unibanco-Uniao de Bancos
                   Brasileiros SA GDR                            $    1,145,875
--------------------------------------------------------------------------------
          780,400  Union Bank of India Limited
                   ORD                                                1,662,515
--------------------------------------------------------------------------------
          146,255  Wachovia Corp.                                     7,568,695
--------------------------------------------------------------------------------
           86,887  Wells Fargo & Co.                                  5,367,010
--------------------------------------------------------------------------------
           12,500  Zions Bancorporation                                 831,250
--------------------------------------------------------------------------------
                                                                     83,505,742
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
           92,785  Cendant Corporation                                2,103,436
--------------------------------------------------------------------------------
           52,850  Copart Inc.(2)                                     1,141,560
--------------------------------------------------------------------------------
            9,900  Corporate Executive Board
                   Co. (The)                                            664,092
--------------------------------------------------------------------------------
          107,560  Equifax Inc.                                       2,970,807
--------------------------------------------------------------------------------
           39,800  Monster Worldwide Inc.(2)                          1,121,962
--------------------------------------------------------------------------------
           32,000  R.R. Donnelley & Sons
                   Company                                            1,110,400
--------------------------------------------------------------------------------
           77,400  Republic Services, Inc. Cl A                       2,437,326
--------------------------------------------------------------------------------
           91,671  Waste Management, Inc.                             2,732,713
--------------------------------------------------------------------------------
                                                                     14,282,296
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
           43,200  AudioCodes Ltd.(2)                                   635,040
--------------------------------------------------------------------------------
          345,738  Cisco Systems Inc.(2)                              6,468,757
--------------------------------------------------------------------------------
           27,800  Comverse Technology, Inc.(2)                         591,306
--------------------------------------------------------------------------------
           27,755  ECI Telecom Ltd.(2)                                  230,367
--------------------------------------------------------------------------------
           19,300  F5 Networks, Inc.(2)                                 830,865
--------------------------------------------------------------------------------
          875,122  Gemtek Technology Corp.
                   ORD                                                2,010,526
--------------------------------------------------------------------------------
           94,234  Juniper Networks, Inc.(2)                          2,594,262
--------------------------------------------------------------------------------
          287,219  Motorola, Inc.                                     5,531,838
--------------------------------------------------------------------------------
           34,800  Nokia Oyj ADR                                        562,716
--------------------------------------------------------------------------------
           44,400  QUALCOMM Inc.                                      1,847,928
--------------------------------------------------------------------------------
            7,552  Research In Motion Ltd.(2)                           671,901
--------------------------------------------------------------------------------
           34,000  Scientific-Atlanta, Inc.                           1,007,080
--------------------------------------------------------------------------------
          451,470  Telefonaktiebolaget LM
                   Ericsson B Shares ORD(2)                           1,505,348
--------------------------------------------------------------------------------
                                                                     24,487,934
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.5%
--------------------------------------------------------------------------------
           60,200  Apple Computer, Inc.(2)                            4,036,410
--------------------------------------------------------------------------------
           87,300  Brocade Communications
                   System(2)                                            604,989
--------------------------------------------------------------------------------
           97,238  Dell Inc.(2)                                       3,940,084
--------------------------------------------------------------------------------
          110,000  EMC Corp.(2)                                       1,476,200
--------------------------------------------------------------------------------
          189,508  Hewlett-Packard Co.                                3,790,160
--------------------------------------------------------------------------------
          249,000  High Tech Computer Corp.
                   ORD                                                1,004,967
--------------------------------------------------------------------------------
          104,735  International Business
                   Machines Corp.                                     9,870,227
--------------------------------------------------------------------------------
           11,000  NCR Corp.(2)                                         657,030
--------------------------------------------------------------------------------
                                                                     25,380,067
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.5%
--------------------------------------------------------------------------------
           63,584  ACS, Actividades de
                   Construccion y Servicios,
                   SA ORD                                        $    1,335,250
--------------------------------------------------------------------------------
        2,315,000  E&O Property Development
                   Bhd Cl B ORD(2)                                      423,401
--------------------------------------------------------------------------------
        3,015,024  Empresas ICA Sociedad
                   Controladora SA de CV ORD(2)                       1,078,231
--------------------------------------------------------------------------------
           32,920  Grupo Ferrovial SA ORD                             1,588,269
--------------------------------------------------------------------------------
           87,300  Hyundai Engineering &
                   Construction Co., Ltd. ORD(2)                      1,165,110
--------------------------------------------------------------------------------
           17,428  Vinci SA ORD                                       2,157,685
--------------------------------------------------------------------------------
                                                                      7,747,946
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.3%
--------------------------------------------------------------------------------
           22,210  Lafarge SA ORD                                     2,085,539
--------------------------------------------------------------------------------
           42,400  Martin Marietta Materials, Inc.                    2,130,601
--------------------------------------------------------------------------------
        4,683,700  PT Indocement Tunggal
                   Prakarsa Tbk ORD(2)                                1,504,511
--------------------------------------------------------------------------------
                                                                      5,720,651
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.1%
--------------------------------------------------------------------------------
            4,000  Aeon Credit Service Co.
                   Ltd. ORD                                             286,699
--------------------------------------------------------------------------------
           12,300  Aiful Corp. ORD                                    1,397,659
--------------------------------------------------------------------------------
          142,522  American Express Co.                               7,939,901
--------------------------------------------------------------------------------
           55,765  Capital One Financial Corp.                        4,382,014
--------------------------------------------------------------------------------
           25,305  CompuCredit Corp.(2)                                 606,561
--------------------------------------------------------------------------------
           20,800  ORIX Corporation ORD                               2,646,336
--------------------------------------------------------------------------------
            6,070  WFS Financial Inc.(2)                                282,437
--------------------------------------------------------------------------------
                                                                     17,541,607
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
          279,870  Amcor Limited ORD                                  1,601,728
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.5%
--------------------------------------------------------------------------------
            7,500  iShares Russell 1000 Growth
                   Index Fund                                           356,250
--------------------------------------------------------------------------------
           62,634  Standard and Poor's 500
                   Depositary Receipt                                 7,380,164
--------------------------------------------------------------------------------
                                                                      7,736,414
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
--------------------------------------------------------------------------------
          332,732  African Bank Investments
                   Ltd. ORD                                             983,966
--------------------------------------------------------------------------------
           17,100  Chicago Mercantile Exchange
                   Holdings Inc.                                      3,346,641
--------------------------------------------------------------------------------
          189,700  Citigroup Inc.                                     8,489,075
--------------------------------------------------------------------------------
          108,930  ING Groep N.V. ORD                                 2,996,922
--------------------------------------------------------------------------------
          116,100  J.P. Morgan Chase & Co.                            4,371,165
--------------------------------------------------------------------------------
                                                                     20,187,769
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
--------------------------------------------------------------------------------
           29,804  ALLTEL Corp.                                       1,689,589
--------------------------------------------------------------------------------
           56,281  AT&T Corp.                                         1,029,942
--------------------------------------------------------------------------------
          102,770  BellSouth Corp.                                    2,756,291
--------------------------------------------------------------------------------
            3,006  CenturyTel Inc.                                       98,958
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          230,500  China Netcom Group Corp.
                   Hong Kong Ltd. ORD(2)                              $ 277,207
--------------------------------------------------------------------------------
           17,700  Commonwealth Telephone
                   Enterprise Inc.(2)                                   861,282
--------------------------------------------------------------------------------
           49,530  Deutsche Telekom ORD(2)                            1,051,969
--------------------------------------------------------------------------------
           30,210  Philippine Long Distance
                   Telephone ORD(2)                                     734,009
--------------------------------------------------------------------------------
          126,617  SBC Communications Inc.                            3,186,950
--------------------------------------------------------------------------------
          185,521  Sprint Corp.                                       4,231,734
--------------------------------------------------------------------------------
          142,680  Tele Norte Leste
                   Participacoes SA ADR                               2,183,004
--------------------------------------------------------------------------------
          175,616  Telefonica SA ORD                                  3,085,696
--------------------------------------------------------------------------------
          139,230  Telenor ASA ORD                                    1,226,226
--------------------------------------------------------------------------------
          115,053  Verizon Communications                             4,743,635
--------------------------------------------------------------------------------
          375,682  VolgaTelecom ORD                                   1,149,587
--------------------------------------------------------------------------------
                                                                     28,306,079
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.6%
--------------------------------------------------------------------------------
          109,472  CenterPoint Energy, Inc.                           1,221,708
--------------------------------------------------------------------------------
       11,897,823  Colbun SA ORD                                      1,564,043
--------------------------------------------------------------------------------
           19,650  E.On AG ORD                                        1,653,978
--------------------------------------------------------------------------------
          101,409  Exelon Corporation                                 4,229,769
--------------------------------------------------------------------------------
          100,079  FirstEnergy Corp.                                  4,226,336
--------------------------------------------------------------------------------
           18,400  FPL Group, Inc.                                    1,294,072
--------------------------------------------------------------------------------
           33,600  PPL Corporation                                    1,745,520
--------------------------------------------------------------------------------
           72,200  Reliance Energy Ltd. ORD                             909,639
--------------------------------------------------------------------------------
          359,600  Tenaga Nasional BHD ORD                            1,069,337
--------------------------------------------------------------------------------
          706,696  Terna SpA ORD                                      1,855,058
--------------------------------------------------------------------------------
           97,785  TXU Corp.                                          6,142,853
--------------------------------------------------------------------------------
           25,200  Wisconsin Energy Corp.                               838,404
--------------------------------------------------------------------------------
                                                                      26,750,717
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
           12,400  American Power Conversion
                   Corp.                                                262,136
--------------------------------------------------------------------------------
          309,395  Elektrim SA ORD(2)                                   539,956
--------------------------------------------------------------------------------
           21,400  Emerson Electric Co.                               1,429,948
--------------------------------------------------------------------------------
           60,400  Rockwell Automation Inc.                           2,856,921
--------------------------------------------------------------------------------
           24,920  Schneider SA ORD                                   1,730,581
--------------------------------------------------------------------------------
                                                                      6,819,542
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
--------------------------------------------------------------------------------
            2,418  Amphenol Corp. Cl A(2)                                84,896
--------------------------------------------------------------------------------
          135,543  AVX Corp.                                          1,706,486
--------------------------------------------------------------------------------
           22,100  Hoya Corp. ORD                                     2,300,898
--------------------------------------------------------------------------------
            4,231  Lipman Electronic
                   Engineering Ltd. ORD                                 120,609
--------------------------------------------------------------------------------
           24,000  Omron Corp. ORD                                      548,924
--------------------------------------------------------------------------------
           10,899  Phoenix PDE Co. Ltd. ORD(2)                          433,259
--------------------------------------------------------------------------------
                                                                      5,195,072
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.4%
--------------------------------------------------------------------------------
            6,653  Baker Hughes Inc.                                    294,927
--------------------------------------------------------------------------------
           34,800  Diamond Offshore Drilling,
                   Inc.                                               1,303,608
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

            9,100  Global SantaFe Corp.                          $      285,740
--------------------------------------------------------------------------------
            9,110  Hydril Co.(2)                                        427,350
--------------------------------------------------------------------------------
           45,400  National-Oilwell, Inc.(2)                          1,643,481
--------------------------------------------------------------------------------
           12,700  Noble Corp.(2)                                       615,315
--------------------------------------------------------------------------------
           11,660  Schlumberger Ltd.                                    765,246
--------------------------------------------------------------------------------
            8,916  Tenaris SA ADR                                       449,901
--------------------------------------------------------------------------------
           84,100  Thai Oil plc ORD(2)                                   93,883
--------------------------------------------------------------------------------
           23,100  Weatherford International Ltd.(2)                  1,233,078
--------------------------------------------------------------------------------
                                                                      7,112,529
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.6%
--------------------------------------------------------------------------------
            7,801  7-Eleven Inc.(2)                                     184,104
--------------------------------------------------------------------------------
          112,580  Cia Brasileira de Distribuicao
                   Grupo Pao de Acucar ADR(2)                         2,737,946
--------------------------------------------------------------------------------
           52,481  Costco Wholesale Corporation                       2,550,577
--------------------------------------------------------------------------------
           59,400  CVS Corp.                                          2,694,978
--------------------------------------------------------------------------------
           75,000  Kroger Co. (The)(2)                                1,213,500
--------------------------------------------------------------------------------
          734,500  Lifestyle International
                   Holdings Ltd. ORD                                  1,143,139
--------------------------------------------------------------------------------
           26,980  Metro AG ORD                                       1,356,909
--------------------------------------------------------------------------------
           48,363  Shoppers Drug Mart
                   Corporation ORD(2)                                 1,519,357
--------------------------------------------------------------------------------
           91,666  Supervalu Inc.                                     2,895,729
--------------------------------------------------------------------------------
          570,500  Tesco plc ORD                                      3,287,115
--------------------------------------------------------------------------------
          479,473  Wal-Mart de Mexico SA de
                   CV, Series V ORD                                   1,644,310
--------------------------------------------------------------------------------
           61,700  Wal-Mart Stores, Inc.                              3,212,101
--------------------------------------------------------------------------------
          315,750  William Morrison
                   Supermarkets plc ORD                               1,357,682
--------------------------------------------------------------------------------
                                                                     25,797,447
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
           37,700  Campbell Soup Company                              1,075,581
--------------------------------------------------------------------------------
          764,000  China Mengniu Dairy Co. Ltd.
                   ORD(2)                                               589,612
--------------------------------------------------------------------------------
           43,469  Corn Products International
                   Inc.                                               2,365,583
--------------------------------------------------------------------------------
           16,001  General Mills, Inc.                                  727,885
--------------------------------------------------------------------------------
           34,700  H.J. Heinz Company                                 1,289,452
--------------------------------------------------------------------------------
           64,800  Kraft Foods Inc.                                   2,216,160
--------------------------------------------------------------------------------
          153,000  Lian Hwa Food Corp. ORD                               42,751
--------------------------------------------------------------------------------
           23,600  McCormick & Company, Inc.                            860,220
--------------------------------------------------------------------------------
          803,000  Petra Foods Ltd. ORD(2)                              392,257
--------------------------------------------------------------------------------
           61,135  Pilgrim's Pride Corp.                              2,048,023
--------------------------------------------------------------------------------
           50,610  Royal Numico N.V. ORD(2)                           1,802,722
--------------------------------------------------------------------------------
           21,950  Sanderson Farms Inc.                                 817,638
--------------------------------------------------------------------------------
           45,700  Sara Lee Corp.                                     1,073,036
--------------------------------------------------------------------------------
          132,585  Tyson Foods, Inc. Cl A                             2,173,068
--------------------------------------------------------------------------------
           58,600  Unilever N.V. New York Shares                      3,691,800
--------------------------------------------------------------------------------
                                                                     21,165,788
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.2%
--------------------------------------------------------------------------------
           30,700  AGL Resources Inc.                                 1,018,933
--------------------------------------------------------------------------------
           45,800  NiSource Inc.                                        997,982
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           38,400  WGL Holdings Inc.                             $    1,164,288
--------------------------------------------------------------------------------
                                                                      3,181,203
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
--------------------------------------------------------------------------------
           32,900  Advanced Medical Optics Inc.(2)                    1,367,982
--------------------------------------------------------------------------------
           37,800  Bard (C.R.), Inc.                                  2,264,598
--------------------------------------------------------------------------------
           40,700  Baxter International, Inc.                         1,288,155
--------------------------------------------------------------------------------
            2,900  Beckman Coulter Inc.                                 189,834
--------------------------------------------------------------------------------
           88,402  Becton Dickinson & Co.                             4,842,661
--------------------------------------------------------------------------------
           48,900  Cooper Companies, Inc. (The)                       3,400,017
--------------------------------------------------------------------------------
           23,400  Cytyc Corp.(2)                                       628,056
--------------------------------------------------------------------------------
           15,230  Essilor International SA Cie
                   Generale D'Optique ORD                             1,040,449
--------------------------------------------------------------------------------
           10,400  Fisher Scientific International(2)                   588,016
--------------------------------------------------------------------------------
           27,800  Guidant Corp.                                      1,802,274
--------------------------------------------------------------------------------
           72,500  Hospira Inc.(2)                                    2,336,675
--------------------------------------------------------------------------------
           17,557  Intuitive Surgical Inc.(2)                           630,823
--------------------------------------------------------------------------------
           64,000  Medtronic, Inc.                                    3,075,200
--------------------------------------------------------------------------------
           11,242  Mine Safety Appliances
                   Company                                              532,871
--------------------------------------------------------------------------------
          183,190  Smith & Nephew plc ORD                             1,867,705
--------------------------------------------------------------------------------
           11,080  Synthes, Inc. ORD                                  1,199,888
--------------------------------------------------------------------------------
                                                                     27,055,204
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.3%
--------------------------------------------------------------------------------
           28,500  Aetna Inc.                                         3,377,535
--------------------------------------------------------------------------------
            9,500  AMERIGROUP Corporation(2)                            655,500
--------------------------------------------------------------------------------
           54,992  AmerisourceBergen Corp.                            3,241,228
--------------------------------------------------------------------------------
           33,524  Cardinal Health, Inc.                              1,752,635
--------------------------------------------------------------------------------
           78,783  CIGNA Corp.                                        5,516,386
--------------------------------------------------------------------------------
           55,124  Diagnosticos da America
                   SA ORD(2)                                            455,535
--------------------------------------------------------------------------------
           12,900  Fresenius Medical Care AG
                   ORD                                                1,006,434
--------------------------------------------------------------------------------
           63,700  HCA Inc.                                           2,511,054
--------------------------------------------------------------------------------
           17,928  Humana Inc.(2)                                       444,973
--------------------------------------------------------------------------------
           38,600  Universal Health Services,
                   Inc. Cl B                                          1,757,072
--------------------------------------------------------------------------------
            1,251  Wellpoint Health Networks
                   Inc.(2)                                              156,500
--------------------------------------------------------------------------------
                                                                     20,874,852
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
--------------------------------------------------------------------------------
           75,300  Boyd Gaming Corp.                                  2,768,028
--------------------------------------------------------------------------------
           55,300  Brinker International, Inc.(2)                     1,887,389
--------------------------------------------------------------------------------
           46,000  Carnival Corporation                               2,438,460
--------------------------------------------------------------------------------
        3,604,000  China Travel International
                   Investment Hong Kong
                   Limited ORD                                        1,089,368
--------------------------------------------------------------------------------
           44,630  Greek Organization of
                   Football Prognostics SA ORD                        1,162,628
--------------------------------------------------------------------------------
           27,700  Harrah's Entertainment, Inc.                       1,700,780
--------------------------------------------------------------------------------
           29,700  Hilton Hotels Corporation                            613,602
--------------------------------------------------------------------------------
            4,376  Jack in the Box Inc.(2)                              165,325
--------------------------------------------------------------------------------
          237,130  McDonald's Corporation                             7,289,376
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

           26,240  Orbis SA ORD                                  $      198,996
--------------------------------------------------------------------------------
           36,000  Outback Steakhouse, Inc.                           1,558,800
--------------------------------------------------------------------------------
           14,100  Red Robin Gourmet Burgers
                   Inc.(2)                                              724,035
--------------------------------------------------------------------------------
           25,200  Royal Caribbean Cruises Ltd.                       1,252,440
--------------------------------------------------------------------------------
           10,900  Speedway Motorsports Inc.                            400,466
--------------------------------------------------------------------------------
           12,500  Starwood Hotels & Resorts
                   Worldwide, Inc.                                      653,625
--------------------------------------------------------------------------------
           51,000  Station Casinos Inc.                               2,909,040
--------------------------------------------------------------------------------
           21,300  Wendy's International, Inc.                          759,771
--------------------------------------------------------------------------------
           77,700  WMS Industries Inc.(2)                             2,310,798
--------------------------------------------------------------------------------
                                                                     29,882,927
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.1%
--------------------------------------------------------------------------------
           23,176  American Greetings                                   616,945
--------------------------------------------------------------------------------
           30,490  Black & Decker Corporation                         2,563,904
--------------------------------------------------------------------------------
           24,226  Desarrolladora Homex SA
                   de CV ADR(2)                                         482,097
--------------------------------------------------------------------------------
           18,700  Garmin Ltd.                                        1,088,714
--------------------------------------------------------------------------------
           66,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                        981,363
--------------------------------------------------------------------------------
           73,600  Newell Rubbermaid Inc.                             1,698,688
--------------------------------------------------------------------------------
            6,529  NVR, Inc.(2)                                       4,510,885
--------------------------------------------------------------------------------
           50,000  Sharp Corp. ORD                                      802,700
--------------------------------------------------------------------------------
           15,600  Snap-on Incorporated                                 493,116
--------------------------------------------------------------------------------
            6,227  Stanley Works (The)                                  291,175
--------------------------------------------------------------------------------
          435,335  Urbi Desarrollos Urbanos SA
                   de CV ORD(2)                                       1,761,711
--------------------------------------------------------------------------------
           34,100  Whirlpool Corp.                                    2,201,155
--------------------------------------------------------------------------------
                                                                     17,492,453
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
           60,000  Kimberly-Clark Corp.                               3,816,600
--------------------------------------------------------------------------------
          419,209  Kimberly-Clark de Mexico
                   SA de CV Cl A ORD                                  1,398,482
--------------------------------------------------------------------------------
           76,300  Procter & Gamble Co. (The)                         4,080,525
--------------------------------------------------------------------------------
           97,773  Reckitt Benckiser plc ORD                          2,883,081
--------------------------------------------------------------------------------
                                                                     12,178,688
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.2%
--------------------------------------------------------------------------------
            7,300  3M Co.                                               581,007
--------------------------------------------------------------------------------
      250,071,778  Dogan Sirketler Grubu
                   Holdings ORD(2)                                      433,224
--------------------------------------------------------------------------------
          177,700  General Electric Co.                               6,283,472
--------------------------------------------------------------------------------
           72,700  Textron Inc.                                       5,279,474
--------------------------------------------------------------------------------
          221,232  Tyco International Ltd.                            7,515,251
--------------------------------------------------------------------------------
                                                                     20,092,428
--------------------------------------------------------------------------------
INSURANCE -- 2.1%
--------------------------------------------------------------------------------
           43,500  Allstate Corp.                                     2,196,750
--------------------------------------------------------------------------------
           10,997  American Financial Group,
                   Inc.                                                 346,186
--------------------------------------------------------------------------------
          134,282  American International
                   Group, Inc.                                        8,506,766
--------------------------------------------------------------------------------
          114,083  Axa ORD                                            2,671,680
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           71,799  Berkley (W.R.) Corp.                          $    3,256,085
--------------------------------------------------------------------------------
           23,405  Chubb Corp.                                        1,783,695
--------------------------------------------------------------------------------
           24,494  First American Financial
                   Corp. (The)                                          807,077
--------------------------------------------------------------------------------
           27,600  Hartford Financial Services
                   Group Inc. (The)                                   1,766,400
--------------------------------------------------------------------------------
           46,000  Horace Mann Educators Corp.                          874,000
--------------------------------------------------------------------------------
           22,000  Jefferson-Pilot Corp.                              1,082,180
--------------------------------------------------------------------------------
        1,035,050  Legal & General Group plc
                   ORD                                                2,101,659
--------------------------------------------------------------------------------
           27,200  Loews Corp.                                        1,901,552
--------------------------------------------------------------------------------
          114,500  Marsh & McLennan
                   Companies Inc.                                     3,273,555
--------------------------------------------------------------------------------
           28,000  MetLife, Inc.                                      1,092,000
--------------------------------------------------------------------------------
          138,890  QBE Insurance Group
                   Limited ORD                                        1,496,440
--------------------------------------------------------------------------------
           22,058  Safeco Corp.                                       1,069,151
--------------------------------------------------------------------------------
            1,509  Selective Insurance Group                             67,588
--------------------------------------------------------------------------------
              925  Stancorp Financial Group Inc.                         73,121
--------------------------------------------------------------------------------
           21,900  Torchmark Corp.                                    1,202,529
--------------------------------------------------------------------------------
                                                                     35,568,414
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.1%
--------------------------------------------------------------------------------
           16,000  eBay Inc.(2)                                       1,799,200
--------------------------------------------------------------------------------
               60  Rakuten Inc. ORD                                     494,731
--------------------------------------------------------------------------------
                                                                      2,293,931
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.7%
--------------------------------------------------------------------------------
          335,086  Earthlink Inc.(2)                                  3,632,332
--------------------------------------------------------------------------------
           65,700  Openwave Systems Inc.(2)                             865,926
--------------------------------------------------------------------------------
           39,544  United Online, Inc.(2)                               421,934
--------------------------------------------------------------------------------
           45,200  VeriSign, Inc.(2)                                  1,487,080
--------------------------------------------------------------------------------
           15,500  Websense Inc.(2)                                     744,930
--------------------------------------------------------------------------------
          140,122  Yahoo! Inc.(2)                                     5,271,390
--------------------------------------------------------------------------------
                                                                     12,423,592
--------------------------------------------------------------------------------
IT SERVICES -- 1.2%
--------------------------------------------------------------------------------
           38,320  Accenture Ltd. Cl A(2)                               994,021
--------------------------------------------------------------------------------
           29,863  Acxiom Corp.                                         755,235
--------------------------------------------------------------------------------
           10,678  CACI International Inc.(2)                           663,424
--------------------------------------------------------------------------------
           33,700  Cognizant Technology
                   Solutions Corporation(2)                           1,284,981
--------------------------------------------------------------------------------
           88,291  Computer Sciences Corp.(2)                         4,776,544
--------------------------------------------------------------------------------
           21,944  DST Systems, Inc.(2)                               1,069,770
--------------------------------------------------------------------------------
           45,400  Electronic Data Systems Corp.                      1,019,230
--------------------------------------------------------------------------------
           12,900  First Data Corp.                                     530,061
--------------------------------------------------------------------------------
           25,900  Fiserv, Inc.(2)                                      997,409
--------------------------------------------------------------------------------
          136,950  HCL Technologies Ltd. ORD                          1,146,225
--------------------------------------------------------------------------------
           19,400  Infosys Technologies Ltd. ADR                      1,395,248
--------------------------------------------------------------------------------
           72,849  Sabre Holdings Corp.                               1,681,355
--------------------------------------------------------------------------------
          111,008  Tata Consultancy Services
                   Ltd. ORD                                           3,180,566
--------------------------------------------------------------------------------
                                                                     19,494,069
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           86,000  Asia Optical Co. Inc. ORD                     $      445,886
--------------------------------------------------------------------------------
           13,600  Brunswick Corp.                                      663,952
--------------------------------------------------------------------------------
           59,544  Eastman Kodak Co.                                  1,947,685
--------------------------------------------------------------------------------
          101,850  O-TA Precision Industry Co
                   Ltd. ORD                                             203,953
--------------------------------------------------------------------------------
                                                                      3,261,476
--------------------------------------------------------------------------------
MACHINERY -- 1.4%
--------------------------------------------------------------------------------
           64,548  Cummins Inc.                                       5,139,313
--------------------------------------------------------------------------------
          108,940  Daewoo Heavy Industries &
                   Machinery Ltd. ORD(2)                                930,508
--------------------------------------------------------------------------------
           57,792  Dover Corp.                                        2,337,686
--------------------------------------------------------------------------------
           20,100  Ingersoll-Rand Company                             1,495,842
--------------------------------------------------------------------------------
          146,000  Komatsu Ltd. ORD                                     993,988
--------------------------------------------------------------------------------
           33,100  Paccar Inc.                                        2,585,110
--------------------------------------------------------------------------------
           61,468  Parker-Hannifin Corp.                              4,597,806
--------------------------------------------------------------------------------
           69,600  Pentair, Inc.                                      2,785,392
--------------------------------------------------------------------------------
           43,170  Volvo AB Cl B ORD                                  1,763,942
--------------------------------------------------------------------------------
                                                                     22,629,587
--------------------------------------------------------------------------------
MARINE -- 0.2%
--------------------------------------------------------------------------------
              120  AP Moller - Maersk AS ORD                            981,055
--------------------------------------------------------------------------------
          100,150  Hyundai Merchant Marine
                   ORD(2)                                             1,537,097
--------------------------------------------------------------------------------
        1,180,250  Wan Hai Lines Limited ORD                          1,172,555
--------------------------------------------------------------------------------
                                                                      3,690,707
--------------------------------------------------------------------------------
MEDIA -- 1.8%
--------------------------------------------------------------------------------
           10,453  ADVO, Inc.                                           367,005
--------------------------------------------------------------------------------
           39,750  Agora SA ORD(2)                                      653,356
--------------------------------------------------------------------------------
          247,478  Disney (Walt) Co.                                  6,652,209
--------------------------------------------------------------------------------
           14,400  Dow Jones & Co. Inc.                                 615,600
--------------------------------------------------------------------------------
            1,240  DreamWorks Animation SKG
                   Inc.(2)                                               45,830
--------------------------------------------------------------------------------
           21,100  Gannett Co., Inc.                                  1,740,539
--------------------------------------------------------------------------------
           67,300  New York Times Co. (The)
                   Cl A                                               2,759,300
--------------------------------------------------------------------------------
          129,700  Pearson plc ORD                                    1,521,880
--------------------------------------------------------------------------------
            7,781  Pixar(2)                                             705,503
--------------------------------------------------------------------------------
           33,755  Regal Entertainment Group                            703,117
--------------------------------------------------------------------------------
          450,217  Time Warner Inc.(2)                                7,973,343
--------------------------------------------------------------------------------
           16,500  Tribune Co.                                          715,605
--------------------------------------------------------------------------------
           47,700  Univision Communications
                   Inc. Cl A(2)                                       1,435,770
--------------------------------------------------------------------------------
           24,400  Valassis Communications,
                   Inc.(2)                                              828,380
--------------------------------------------------------------------------------
           18,689  Viacom, Inc. Cl B                                    648,508
--------------------------------------------------------------------------------
           84,200  Vivendi Universal SA ORD(2)                        2,484,407
--------------------------------------------------------------------------------
           19,700  XM Satellite Radio Holdings
                   Inc. Cl A(2)                                         727,127
--------------------------------------------------------------------------------
                                                                     30,577,479
--------------------------------------------------------------------------------
METALS & MINING -- 1.7%
--------------------------------------------------------------------------------
           39,800  Alcoa Inc.                                         1,352,404
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           66,654  Anglo American plc ORD                        $    1,587,205
--------------------------------------------------------------------------------
           76,228  Antofagasta plc ORD                                1,667,985
--------------------------------------------------------------------------------
           56,660  Arcelor ORD                                        1,247,834
--------------------------------------------------------------------------------
          276,800  Banpu Public Company
                   Limited ORD                                        1,088,520
--------------------------------------------------------------------------------
          362,359  BHP Billiton Limited ORD                           4,323,959
--------------------------------------------------------------------------------
           24,341  China Steel Corp. GDR                                532,824
--------------------------------------------------------------------------------
           43,100  Cia Vale do Rio Doce ADR                           1,069,742
--------------------------------------------------------------------------------
           18,656  Compania de Minas
                   Buenaventura SAu ADR                                 438,416
--------------------------------------------------------------------------------
           31,800  Dongkuk Steel Mill Co., Ltd.
                   ORD                                                  585,072
--------------------------------------------------------------------------------
          101,470  Gold Fields Limited ORD                            1,434,057
--------------------------------------------------------------------------------
          200,925  Grupo Mexico SA de CV ORD(2)                         969,681
--------------------------------------------------------------------------------
           13,190  Impala Platinum Holdings
                   Limited ORD                                        1,124,821
--------------------------------------------------------------------------------
           69,735  Ispat Iscor Limited ORD                              781,608
--------------------------------------------------------------------------------
          285,000  Jiangxi Copper Co. Ltd. ORD                          175,041
--------------------------------------------------------------------------------
          170,832  KGHM Polska Miedz SA ORD(2)                        1,734,610
--------------------------------------------------------------------------------
           25,500  Nucor Corp.                                        1,348,950
--------------------------------------------------------------------------------
           29,971  Phelps Dodge Corp.                                 2,911,082
--------------------------------------------------------------------------------
            5,120  POSCO ORD                                            954,204
--------------------------------------------------------------------------------
          112,000  Sumitomo Metal Mining Co.
                   Ltd. ORD                                             839,742
--------------------------------------------------------------------------------
           28,986  United States Steel Corp.                          1,517,707
--------------------------------------------------------------------------------
                                                                     27,685,464
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.1%
--------------------------------------------------------------------------------
           40,195  Constellation Energy Group
                   Inc.                                               1,756,522
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.9%
--------------------------------------------------------------------------------
          117,800  Dollar General Corp.                               2,326,550
--------------------------------------------------------------------------------
           57,996  Federated Department
                   Stores, Inc.                                       3,178,182
--------------------------------------------------------------------------------
           48,165  J.C. Penney Co. Inc. Holding
                   Company                                            1,859,169
--------------------------------------------------------------------------------
            4,845  Kmart Holding Corp.(2)                               498,211
--------------------------------------------------------------------------------
           37,700  Kohl's Corp.(2)                                    1,740,232
--------------------------------------------------------------------------------
           64,400  May Department Stores Co.
                   (The)                                              1,810,928
--------------------------------------------------------------------------------
           69,990  Next plc ORD                                       2,145,420
--------------------------------------------------------------------------------
           36,000  Target Corporation                                 1,843,920
--------------------------------------------------------------------------------
                                                                     15,402,612
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           99,569  Xerox Corp.(2)                                     1,525,397
--------------------------------------------------------------------------------
            3,534  Zebra Technologies Corp.
                   Cl A(2)                                              177,690
--------------------------------------------------------------------------------
                                                                      1,703,087
--------------------------------------------------------------------------------
OIL & GAS -- 4.4%
--------------------------------------------------------------------------------
           39,800  Apache Corp.                                       2,151,588
--------------------------------------------------------------------------------
           20,400  BP plc ADR                                         1,251,540
--------------------------------------------------------------------------------
          449,230  BP plc ORD                                         4,584,395
--------------------------------------------------------------------------------
          179,966  ChevronTexaco Corp.                                9,826,144
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
           40,185  ConocoPhillips                                $    3,656,433
--------------------------------------------------------------------------------
           46,340  EnCana Corp. ORD                                   2,648,335
--------------------------------------------------------------------------------
           92,370  ENI SpA ORD                                        2,267,543
--------------------------------------------------------------------------------
           17,700  EOG Resources Inc.                                 1,328,739
--------------------------------------------------------------------------------
          311,832  Exxon Mobil Corp.                                 15,981,389
--------------------------------------------------------------------------------
          235,000  Formosa Petrochemical
                   Corp. ORD                                            419,513
--------------------------------------------------------------------------------
           10,900  Frontline Ltd.                                       654,545
--------------------------------------------------------------------------------
           72,992  LUKOIL ORD                                         2,277,350
--------------------------------------------------------------------------------
           22,995  Occidental Petroleum Corp.                         1,384,529
--------------------------------------------------------------------------------
           49,260  PetroKazakhstan Inc. Cl A                          2,068,920
--------------------------------------------------------------------------------
           12,198  Premcor Inc.                                         543,421
--------------------------------------------------------------------------------
           85,600  Reliance Industries Ltd. ORD                         994,018
--------------------------------------------------------------------------------
          114,600  Royal Dutch Petroleum Co.
                   New York Shares                                    6,561,996
--------------------------------------------------------------------------------
            1,453  Ship Finance International
                   Ltd.(2)                                               36,398
--------------------------------------------------------------------------------
          656,000  Sinopec Zhenhai Refining &
                   Chemical Co. Ltd. Cl H ORD                           683,456
--------------------------------------------------------------------------------
           52,962  Sunoco, Inc.                                       4,372,543
--------------------------------------------------------------------------------
           16,300  Teekay Shipping Corp.                                868,138
--------------------------------------------------------------------------------
           23,390  Total SA Cl B ORD                                  5,120,136
--------------------------------------------------------------------------------
           38,880  Valero Energy Corp.                                1,819,195
--------------------------------------------------------------------------------
           31,267  XTO Energy Inc.                                    1,136,555
--------------------------------------------------------------------------------
                                                                     72,636,819
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
           18,232  Georgia-Pacific Corp.                                667,474
--------------------------------------------------------------------------------
          107,458  Louisiana-Pacific Corp.                            2,629,497
--------------------------------------------------------------------------------
           28,608  Potlatch Corp.                                     1,450,998
--------------------------------------------------------------------------------
           58,492  Weyerhaeuser Co.                                   3,860,472
--------------------------------------------------------------------------------
                                                                      8,608,441
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
           18,237  Alberto-Culver Company Cl B                          844,373
--------------------------------------------------------------------------------
          163,830  Gillette Company                                   7,124,967
--------------------------------------------------------------------------------
                                                                      7,969,340
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.3%
--------------------------------------------------------------------------------
           61,700  Abbott Laboratories                                2,588,932
--------------------------------------------------------------------------------
          102,700  Bristol-Myers Squibb Co.(4)                        2,413,450
--------------------------------------------------------------------------------
           84,899  Chugai Pharmaceutical Co.
                   Ltd. ORD                                           1,331,636
--------------------------------------------------------------------------------
           20,600  Eli Lilly and Company                              1,098,598
--------------------------------------------------------------------------------
           22,741  First Horizon Pharmaceutical
                   Corporation(2)                                       444,814
--------------------------------------------------------------------------------
            4,930  Gedeon Richter Rt. ORD                               607,159
--------------------------------------------------------------------------------
           31,120  Hanmi Pharm Co. Ltd. ORD                           1,646,482
--------------------------------------------------------------------------------
          232,425  Johnson & Johnson                                 14,019,875
--------------------------------------------------------------------------------
            2,222  Kos Pharmaceuticals, Inc.(2)                          94,591
--------------------------------------------------------------------------------
          212,358  Merck & Co., Inc.                                  5,950,271
--------------------------------------------------------------------------------
          100,026  Novartis AG ORD                                    4,792,821
--------------------------------------------------------------------------------
           15,900  Novo Nordisk A/S Cl B ORD                            844,792
--------------------------------------------------------------------------------
          314,740  Pfizer, Inc.                                       8,740,329
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           56,321  Roche Holding AG ORD                          $    5,931,128
--------------------------------------------------------------------------------
           16,500  Schering-Plough Corp.                                294,525
--------------------------------------------------------------------------------
           46,800  Watson Pharmaceuticals,
                   Inc.(2)                                            1,359,540
--------------------------------------------------------------------------------
          249,000  Yung Shin Pharmaceutical
                   Industries Co., Ltd. ORD                             211,043
--------------------------------------------------------------------------------
           89,019  Zentiva N.V. ORD(2)                                2,588,707
--------------------------------------------------------------------------------
                                                                     54,958,693
--------------------------------------------------------------------------------
REAL ESTATE(1)
--------------------------------------------------------------------------------
            4,664  Host Marriott Corp.                                   73,038
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.5%
--------------------------------------------------------------------------------
           23,349  Burlington Northern Santa
                   Fe Corp.                                           1,051,639
--------------------------------------------------------------------------------
           16,500  Canadian National Railway
                   Co.                                                  956,505
--------------------------------------------------------------------------------
           28,100  Norfolk Southern Corp.                               964,673
--------------------------------------------------------------------------------
           48,209  Union Pacific Corp.                                3,058,379
--------------------------------------------------------------------------------
           54,700  Yellow Roadway Corp.(2)                            2,890,895
--------------------------------------------------------------------------------
                                                                      8,922,091
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.6%
--------------------------------------------------------------------------------
           57,600  Altera Corp.(2)                                    1,306,368
--------------------------------------------------------------------------------
           79,368  Applied Materials, Inc.(2)                         1,320,684
--------------------------------------------------------------------------------
           30,000  Broadcom Corp.(2)                                    975,600
--------------------------------------------------------------------------------
           60,000  Cree, Inc.(2)                                      2,146,799
--------------------------------------------------------------------------------
          130,670  Hynix Semiconductor Inc.
                   ORD(2)                                             1,289,261
--------------------------------------------------------------------------------
          563,016  Intel Corp.                                       12,583,407
--------------------------------------------------------------------------------
           40,800  Linear Technology Corp.                            1,556,928
--------------------------------------------------------------------------------
           31,736  MEMC Electronic Materials
                   Inc.(2)                                              337,354
--------------------------------------------------------------------------------
           55,800  Microsemi Corporation(2)                             993,240
--------------------------------------------------------------------------------
          102,000  Novatek Microelectronics
                   Corp., Ltd. ORD                                      300,838
--------------------------------------------------------------------------------
           32,900  NVIDIA Corp.(2)                                      629,377
--------------------------------------------------------------------------------
          300,377  Powertech Technology Inc.
                   ORD                                                  606,163
--------------------------------------------------------------------------------
            3,170  Samsung Electronics ORD                            1,313,027
--------------------------------------------------------------------------------
               91  Taiwan Semiconductor
                   Manufacturing Co. Ltd. ORD                               134
--------------------------------------------------------------------------------
           60,900  Teradyne, Inc.(2)                                  1,038,954
--------------------------------------------------------------------------------
                                                                     26,398,134
--------------------------------------------------------------------------------
SOFTWARE -- 2.4%
--------------------------------------------------------------------------------
           33,500  Adobe Systems Inc.                                 2,028,760
--------------------------------------------------------------------------------
           39,270  Amdocs Ltd.(2)                                     1,015,130
--------------------------------------------------------------------------------
            3,350  BMC Software Inc.(2)                                  62,243
--------------------------------------------------------------------------------
           55,300  Borland Software Corp.(2)                            646,457
--------------------------------------------------------------------------------
           78,900  Citrix Systems, Inc.(2)                            1,862,829
--------------------------------------------------------------------------------
           32,300  Cognos, Inc.(2)                                    1,272,297
--------------------------------------------------------------------------------
           57,800  Internet Security Systems(2)                       1,399,338
--------------------------------------------------------------------------------
           68,100  McAfee Inc.(2)                                     1,968,090
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

          381,863  Microsoft Corporation                         $   10,237,746
--------------------------------------------------------------------------------
            3,100  Nintendo Co., Ltd. ORD                               372,729
--------------------------------------------------------------------------------
           65,247  Novell, Inc.(2)                                      398,007
--------------------------------------------------------------------------------
           91,680  Oracle Corp.(2)                                    1,160,669
--------------------------------------------------------------------------------
           58,261  RADWARE Limited(2)                                 1,480,412
--------------------------------------------------------------------------------
           53,350  Reynolds & Reynolds Co. Cl A                       1,265,996
--------------------------------------------------------------------------------
           29,900  SAP AG ADR                                         1,330,550
--------------------------------------------------------------------------------
           15,780  SAP AG ORD                                         2,819,846
--------------------------------------------------------------------------------
           16,600  Shanda Interactive
                   Entertainment Ltd. ADR(2)                            666,490
--------------------------------------------------------------------------------
           51,300  Symantec Corp.(2)                                  3,273,453
--------------------------------------------------------------------------------
          100,300  Synopsys, Inc.(2)                                  1,768,289
--------------------------------------------------------------------------------
          274,100  TIBCO Software Inc.(2)                             3,152,150
--------------------------------------------------------------------------------
           17,000  Trend Micro Inc. ORD                                 891,565
--------------------------------------------------------------------------------
           48,200  Veritas Software Corp.(2)                          1,055,580
--------------------------------------------------------------------------------
                                                                     40,128,626
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.9%
--------------------------------------------------------------------------------
           52,300  American Eagle Outfitters, Inc.                    2,184,571
--------------------------------------------------------------------------------
           13,610  Barnes & Noble Inc.(2)                               368,559
--------------------------------------------------------------------------------
           39,500  Blockbuster Inc. Cl B                                313,630
--------------------------------------------------------------------------------
           23,500  Carmax, Inc.(2)                                      654,475
--------------------------------------------------------------------------------
            4,899  Circuit City Stores-Circuit
                   City Group                                            76,375
--------------------------------------------------------------------------------
          254,000  Esprit Holdings Limited ORD                        1,398,297
--------------------------------------------------------------------------------
           10,000  Fast Retailing Company
                   Limited ORD                                          752,683
--------------------------------------------------------------------------------
           10,659  GameStop Corp.(2)                                    226,184
--------------------------------------------------------------------------------
          130,547  Home Depot, Inc.                                   5,450,338
--------------------------------------------------------------------------------
           14,422  Men's Wearhouse, Inc. (The)(2)                       456,456
--------------------------------------------------------------------------------
           25,802  Ross Stores, Inc.                                    694,074
--------------------------------------------------------------------------------
            9,800  Sherwin-Williams Co.                                 437,080
--------------------------------------------------------------------------------
           29,300  Urban Outfitters Inc.(2)                           1,245,250
--------------------------------------------------------------------------------
           22,600  Weight Watchers
                   International Inc.(2)                                896,090
--------------------------------------------------------------------------------
                                                                     15,154,062
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
--------------------------------------------------------------------------------
            6,330  Adidas-Salomon AG ORD                                992,253
--------------------------------------------------------------------------------
           38,140  Compagnie Financiere
                   Richemont AG A Shares ORD                          1,159,764
--------------------------------------------------------------------------------
           16,600  Deckers Outdoor Corp.(2)                             722,432
--------------------------------------------------------------------------------
           30,543  Jones Apparel Group, Inc.                          1,085,193
--------------------------------------------------------------------------------
           24,700  Liz Claiborne, Inc.                                1,014,429
--------------------------------------------------------------------------------
           13,400  NIKE, Inc. Cl B                                    1,134,444
--------------------------------------------------------------------------------
           22,300  Pantaloon Retail India Ltd.
                   ORD(2)                                               282,283
--------------------------------------------------------------------------------
            6,040  Puma AG Rudolf Dassler
                   Sport ORD                                          1,664,236
--------------------------------------------------------------------------------
           21,300  Reebok International Ltd.                            828,144
--------------------------------------------------------------------------------
           25,593  VF Corp.                                           1,381,766
--------------------------------------------------------------------------------
                                                                     10,264,944
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.1%
--------------------------------------------------------------------------------
          128,913  Countrywide Financial
                   Corporation                                   $    4,281,201
--------------------------------------------------------------------------------
          112,300  Freddie Mac                                        7,665,598
--------------------------------------------------------------------------------
            8,816  Fremont General Corp.                                209,821
--------------------------------------------------------------------------------
           47,300  MGIC Investment Corp.                              3,216,400
--------------------------------------------------------------------------------
           38,264  W Holding Company, Inc.                              842,573
--------------------------------------------------------------------------------
           52,100  Washington Mutual, Inc.                            2,120,991
--------------------------------------------------------------------------------
                                                                     18,336,584
--------------------------------------------------------------------------------
TOBACCO -- 0.2%
--------------------------------------------------------------------------------
           42,200  Altria Group Inc.                                  2,426,078
--------------------------------------------------------------------------------
            8,132  Reynolds American Inc.                               615,023
--------------------------------------------------------------------------------
                                                                      3,041,101
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
--------------------------------------------------------------------------------
          234,000  Mitsui & Co. Ltd. ORD                              2,027,174
--------------------------------------------------------------------------------
           19,316  MSC Industrial Direct Co.                            688,036
--------------------------------------------------------------------------------
           58,350  Wolseley plc ORD                                   1,004,703
--------------------------------------------------------------------------------
                                                                      3,719,913
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
--------------------------------------------------------------------------------
        1,008,000  Cosco Pacific Limited ORD                          1,808,659
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
--------------------------------------------------------------------------------
          232,100  Alamosa Holdings Inc.(2)                           2,529,890
--------------------------------------------------------------------------------
           45,350  America Movil SA de CV
                   Series L ADR                                       2,118,299
--------------------------------------------------------------------------------
          467,000  Digi.Com Bhd ORD(2)                                  669,776
--------------------------------------------------------------------------------
           11,578  Mobile Telesystems ADR                             1,605,984
--------------------------------------------------------------------------------
           69,063  MobiNil - Egyptian Company
                   Mobile Services ORD                                1,298,163
--------------------------------------------------------------------------------
           23,919  Nextel Communications, Inc.(2)                       680,735
--------------------------------------------------------------------------------
          102,700  NII Holdings Inc. Cl B(2)                          4,442,801
--------------------------------------------------------------------------------
           20,480  Orascom Telecom Holding
                   Sae ORD(2)                                           701,419
--------------------------------------------------------------------------------
           42,100  Vodafone Group plc ADR                             1,148,067
--------------------------------------------------------------------------------
          993,830  Vodafone Group plc ORD                             2,696,948
--------------------------------------------------------------------------------
                                                                     17,892,082
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $870,261,143)                                               1,026,746,494
--------------------------------------------------------------------------------
PREFERRED STOCKS(1)

METALS & MINING
--------------------------------------------------------------------------------
           38,900  Usinas Siderurgicas de
                   Minas Gerais SA Cl A ORD
(Cost $362,751)                                                         785,433
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(5) -- 9.9%

      $16,000,000  FHLMC, 5.00%, settlement
                   date 12/16/04(6)                                  16,204,993
--------------------------------------------------------------------------------
           17,080  FHLMC, 6.50%, 12/1/12                                 18,109
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $   117,256  FHLMC, 7.00%, 6/1/14                          $      124,336
--------------------------------------------------------------------------------
          372,446  FHLMC, 6.50%, 6/1/16                                 394,214
--------------------------------------------------------------------------------
          527,285  FHLMC, 6.50%, 6/1/16                                 558,102
--------------------------------------------------------------------------------
        5,180,773  FHLMC, 4.50%, 1/1/19(7)                            5,157,859
--------------------------------------------------------------------------------
           17,985  FHLMC, 8.00%, 6/1/26                                  19,608
--------------------------------------------------------------------------------
            4,661  FHLMC, 8.00%, 6/1/26                                   5,081
--------------------------------------------------------------------------------
            5,422  FHLMC, 8.00%, 6/1/26                                   5,911
--------------------------------------------------------------------------------
            1,938  FHLMC, 8.00%, 7/1/26                                   2,113
--------------------------------------------------------------------------------
           24,028  FHLMC, 7.00%, 8/1/29                                  25,513
--------------------------------------------------------------------------------
          196,536  FHLMC, 7.50%, 8/1/29                                 210,780
--------------------------------------------------------------------------------
          153,235  FHLMC, 8.00%, 7/1/30                                 166,260
--------------------------------------------------------------------------------
          287,847  FHLMC, 6.50%, 6/1/31                                 301,950
--------------------------------------------------------------------------------
        2,468,745  FHLMC, 5.50%, 12/1/33(7)                           2,502,495
--------------------------------------------------------------------------------
       21,910,000  FNMA, 5.50%, settlement
                   date 12/13/04(6)                                  22,163,324
--------------------------------------------------------------------------------
       37,204,500  FNMA, 6.00%, settlement
                   date 12/13/04(6)                                  38,402,039
--------------------------------------------------------------------------------
       20,775,000  FNMA, 6.50%, settlement
                   date 12/13/04(6)                                  21,800,765
--------------------------------------------------------------------------------
       10,570,000  FNMA, 5.00%, settlement
                   date 12/16/04(6)                                  10,712,040
--------------------------------------------------------------------------------
       11,750,000  FNMA, 5.50%, settlement
                   date 12/16/04(6)                                  12,120,854
--------------------------------------------------------------------------------
          102,661  FNMA, 6.50%, 3/1/12                                  109,025
--------------------------------------------------------------------------------
           87,057  FNMA, 6.50%, 4/1/12                                   92,453
--------------------------------------------------------------------------------
            3,899  FNMA, 6.50%, 4/1/12                                    4,141
--------------------------------------------------------------------------------
           86,320  FNMA, 6.50%, 4/1/12                                   91,670
--------------------------------------------------------------------------------
           15,506  FNMA, 6.50%, 4/1/12                                   16,467
--------------------------------------------------------------------------------
          141,417  FNMA, 6.00%, 12/1/13                                 148,555
--------------------------------------------------------------------------------
          390,788  FNMA, 6.00%, 4/1/14                                  410,514
--------------------------------------------------------------------------------
          127,411  FNMA, 7.50%, 6/1/15                                  135,415
--------------------------------------------------------------------------------
        1,368,934  FNMA, 4.50%, 5/1/19                                1,361,234
--------------------------------------------------------------------------------
        4,600,298  FNMA, 4.50%, 6/1/19                                4,574,421
--------------------------------------------------------------------------------
           14,562  FNMA, 7.00%, 5/1/26                                   15,502
--------------------------------------------------------------------------------
           18,378  FNMA, 7.00%, 6/1/26                                   19,564
--------------------------------------------------------------------------------
           39,499  FNMA, 7.50%, 3/1/27                                   42,403
--------------------------------------------------------------------------------
          134,166  FNMA, 6.50%, 4/1/29                                  141,049
--------------------------------------------------------------------------------
          100,936  FNMA, 6.50%, 6/1/29                                  106,114
--------------------------------------------------------------------------------
          166,079  FNMA, 6.50%, 6/1/29                                  174,599
--------------------------------------------------------------------------------
           80,490  FNMA, 7.00%, 7/1/29                                   85,556
--------------------------------------------------------------------------------
           70,420  FNMA, 7.00%, 7/1/29                                   74,799
--------------------------------------------------------------------------------
          264,153  FNMA, 6.50%, 8/1/29                                  277,704
--------------------------------------------------------------------------------
          173,160  FNMA, 7.00%, 3/1/30                                  183,874
--------------------------------------------------------------------------------
           58,838  FNMA, 8.00%, 7/1/30                                   63,884
--------------------------------------------------------------------------------
          107,209  FNMA, 7.50%, 9/1/30                                  114,920
--------------------------------------------------------------------------------
          594,096  FNMA, 6.50%, 9/1/31                                  623,878
--------------------------------------------------------------------------------
          605,958  FNMA, 7.00%, 9/1/31                                  642,910
--------------------------------------------------------------------------------
          279,434  FNMA, 6.50%, 1/1/32                                  293,417
--------------------------------------------------------------------------------
        2,093,993  FNMA, 7.00%, 6/1/32                                2,220,968
--------------------------------------------------------------------------------
        1,214,761  FNMA, 6.50%, 10/1/32                               1,275,532
--------------------------------------------------------------------------------
        1,943,003  FNMA, 5.50%, 6/1/33                                1,968,651
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,199,860  FNMA, 5.50%, 8/1/33(7)                        $    6,281,698
--------------------------------------------------------------------------------
        7,701,656  FNMA, 5.50%, 1/1/34(7)                             7,803,318
--------------------------------------------------------------------------------
           10,552  GNMA, 9.00%, 4/20/25                                  11,792
--------------------------------------------------------------------------------
            6,775  GNMA, 7.50%, 10/15/25                                  7,314
--------------------------------------------------------------------------------
            7,346  GNMA, 7.50%, 11/15/25                                  7,931
--------------------------------------------------------------------------------
            6,812  GNMA, 6.00%, 4/15/26                                   7,077
--------------------------------------------------------------------------------
            8,122  GNMA, 6.00%, 4/15/26                                   8,438
--------------------------------------------------------------------------------
           23,360  GNMA, 7.50%, 6/15/26                                  25,200
--------------------------------------------------------------------------------
           17,846  GNMA, 7.50%, 11/15/27                                 19,240
--------------------------------------------------------------------------------
          132,469  GNMA, 7.00%, 12/15/27                                141,215
--------------------------------------------------------------------------------
          141,394  GNMA, 7.50%, 12/15/27                                152,440
--------------------------------------------------------------------------------
           42,236  GNMA, 6.50%, 1/15/28                                  44,591
--------------------------------------------------------------------------------
          187,937  GNMA, 6.50%, 3/15/28                                 198,416
--------------------------------------------------------------------------------
          115,609  GNMA, 6.00%, 5/15/28                                 119,987
--------------------------------------------------------------------------------
          189,002  GNMA, 6.00%, 5/15/28                                 196,160
--------------------------------------------------------------------------------
            7,248  GNMA, 6.50%, 5/15/28                                   7,652
--------------------------------------------------------------------------------
            5,003  GNMA, 6.50%, 5/15/28                                   5,282
--------------------------------------------------------------------------------
           14,952  GNMA, 6.50%, 5/15/28                                  15,786
--------------------------------------------------------------------------------
           68,452  GNMA, 6.00%, 7/15/28                                  71,045
--------------------------------------------------------------------------------
          144,464  GNMA, 6.00%, 8/15/28                                 149,935
--------------------------------------------------------------------------------
          362,871  GNMA, 7.00%, 5/15/31                                 386,062
--------------------------------------------------------------------------------
        1,682,956  GNMA, 5.50%, 11/15/32                              1,715,584
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $162,928,818)                                                 163,541,728
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.1%

AEROSPACE & DEFENSE(1)
--------------------------------------------------------------------------------
          400,000  K&F Acquisition Inc., 7.75%,
                   11/15/14 (Acquired
                   11/5/04-11/17/04, Cost
                   $412,750)(3)                                         411,000
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
          430,000  Dana Corp., 6.50%, 3/1/09                            454,725
--------------------------------------------------------------------------------
           46,512  Dana Corp., 9.00%, 8/15/11                            56,047
--------------------------------------------------------------------------------
          375,000  Tenneco Automotive Inc.,
                   8.625%, 11/15/14 (Acquired
                   11/9/04, Cost $384,844)(3)                           391,875
--------------------------------------------------------------------------------
          245,000  TRW Automotive Inc.,
                   9.375%, 2/15/13                                      286,650
--------------------------------------------------------------------------------
                                                                      1,189,297
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.1%
--------------------------------------------------------------------------------
        1,210,000  DaimlerChrysler N.A. Holding
                   Corp., 7.30%, 1/15/12                              1,361,961
--------------------------------------------------------------------------------
          660,000  General Motors Acceptance
                   Corp., 6.75%, 12/1/14                                652,196
--------------------------------------------------------------------------------
                                                                      2,014,157
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          900,000  Foster's Finance Corp.,
                   4.875%, 10/1/14 (Acquired
                   10/1/04, Cost $890,901)(3)                           886,152
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $   950,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $952,637)(3)                     $      955,985
--------------------------------------------------------------------------------
                                                                      1,842,137
--------------------------------------------------------------------------------
BUILDING PRODUCTS(1)
--------------------------------------------------------------------------------
          500,000  Maax Corp., 9.75%, 6/15/12
                   (Acquired 5/27/04, Cost
                   $512,500)(3)                                         547,500
--------------------------------------------------------------------------------
          125,000  THL Buildco Inc., 8.50%,
                   9/1/14 (Acquired 8/12/04,
                   Cost $125,000)(3)                                    135,000
--------------------------------------------------------------------------------
                                                                        682,500
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.3%
--------------------------------------------------------------------------------
          900,000  Credit Suisse First Boston
                   USA Inc., VRN, 2.19%,
                   12/19/04, resets quarterly
                   off the 3-month LIBOR plus
                   0.28% with no caps                                   903,544
--------------------------------------------------------------------------------
        1,900,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                    1,921,363
--------------------------------------------------------------------------------
        1,100,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                     1,092,025
--------------------------------------------------------------------------------
          500,000  Morgan Stanley, 4.25%,
                   5/15/10                                              498,812
--------------------------------------------------------------------------------
          250,000  Refco Finance Holdings LLC,
                   9.00%, 8/1/12 (Acquired
                   7/22/04, Cost $250,000)(3)                           273,750
--------------------------------------------------------------------------------
                                                                      4,689,494
--------------------------------------------------------------------------------
CHEMICALS -- 0.1%
--------------------------------------------------------------------------------
          325,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      344,500
--------------------------------------------------------------------------------
          500,000  Huntsman International
                   Holdings LLC, 13.17%,
                   12/31/09(8)                                          281,250
--------------------------------------------------------------------------------
          550,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                      602,250
--------------------------------------------------------------------------------
          595,000  United Industries Corp.,
                   9.875%, 4/1/09                                       624,750
--------------------------------------------------------------------------------
                                                                      1,852,750
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.3%
--------------------------------------------------------------------------------
        2,300,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    2,297,546
--------------------------------------------------------------------------------
        1,100,000  SouthTrust Corp., 5.80%,
                   6/15/14                                            1,155,285
--------------------------------------------------------------------------------
        1,100,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                            1,079,945
--------------------------------------------------------------------------------
                                                                      4,532,776
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
          400,000  Allied Waste North America,
                   6.375%, 4/15/11                                      380,000
--------------------------------------------------------------------------------
          300,000  Allied Waste North America,
                   Inc., Series 1998 B, 7.625%,
                   1/1/06                                               309,750
--------------------------------------------------------------------------------
          325,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        358,313
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------

      $   475,000  Cenveo Corp., 7.875%,
                   12/1/13                                       $      451,250
--------------------------------------------------------------------------------
          450,000  R.R. Donnelley & Sons Co.,
                   3.75%, 4/1/09                                        441,606
--------------------------------------------------------------------------------
          890,000  Waste Management Inc.,
                   7.00%, 7/15/28                                       981,726
--------------------------------------------------------------------------------
                                                                      2,922,645
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS(1)
--------------------------------------------------------------------------------
          500,000  Xerox Corp., 6.875%, 8/15/11                         531,250
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING(1)
--------------------------------------------------------------------------------
           21,000  URS Corp., 12.25%, 5/1/09                             22,470
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS(1)
--------------------------------------------------------------------------------
          275,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       316,250
--------------------------------------------------------------------------------
CONSUMER FINANCE(1)
--------------------------------------------------------------------------------
          650,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                657,568
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
          850,000  Ball Corp., 7.75%, 8/1/06                            901,000
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12 (Acquired
                   9/30/04, Cost $254,063)(3)                           261,250
--------------------------------------------------------------------------------
          400,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14 (Acquired
                   9/29/04, Cost $409,000)(3)                           420,000
--------------------------------------------------------------------------------
                                                                      1,582,250
--------------------------------------------------------------------------------
DISTRIBUTORS(1)
--------------------------------------------------------------------------------
          375,000  Amscan Holdings Inc., 8.75%,
                   5/1/14                                               377,813
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.4%
--------------------------------------------------------------------------------
          120,300  iShares GS $ InvesTop
                   Corporate Bond Fund(9)                            13,335,255
--------------------------------------------------------------------------------
        3,906,976  Lehman Brothers TRAINS(SM),
                   Series 2004-1, 8.21%,
                   8/1/15 (Acquired 5/18/04,
                   Cost $3,936,278)(3)                                4,226,480
--------------------------------------------------------------------------------
        2,730,000  Morgan Stanley TRACERS(SM),
                   7.72%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $2,885,524)(3)                                     3,262,295
--------------------------------------------------------------------------------
                                                                     20,824,030
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
--------------------------------------------------------------------------------
        1,000,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                           1,019,029
--------------------------------------------------------------------------------
          910,000  CIT Group Inc., 5.125%,
                   9/30/14                                              901,275
--------------------------------------------------------------------------------
        4,196,000  Citigroup Inc., 5.00%,
                   9/15/14 (Acquired 4/23/03-
                   9/9/04, Cost $4,126,852)(3)                        4,175,301
--------------------------------------------------------------------------------
          900,000  Ford Motor Credit Co.,
                   5.80%, 1/12/09                                       917,954
--------------------------------------------------------------------------------
        1,900,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                   2,041,907
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,150,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                 $    1,284,092
--------------------------------------------------------------------------------
                                                                     10,339,558
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
        1,000,000  British Telecommunications
                   plc, 7.00%, 5/23/07                                1,075,251
--------------------------------------------------------------------------------
        1,390,000  Deutsche Telekom
                   International Finance BV,
                   8.50%, 6/15/10                                     1,649,389
--------------------------------------------------------------------------------
          400,000  Deutsche Telekom
                   International Finance BV,
                   5.25%, 7/22/13                                       406,302
--------------------------------------------------------------------------------
          400,000  France Telecom, 8.50%,
                   3/1/11                                               475,147
--------------------------------------------------------------------------------
          125,000  Intelsat Ltd., 6.50%, 11/1/13                        106,734
--------------------------------------------------------------------------------
          350,000  Qwest Capital Funding Inc.,
                   7.75%, 8/15/06                                       364,000
--------------------------------------------------------------------------------
          500,000  Qwest Services Corp.,
                   14.00%, 12/15/10 (Acquired
                   7/24/03-8/11/04, Cost
                   $565,938)(3)                                         595,000
--------------------------------------------------------------------------------
          730,000  SBC Communications Inc.,
                   5.10%, 9/15/14                                       724,840
--------------------------------------------------------------------------------
        1,850,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                            2,238,085
--------------------------------------------------------------------------------
        1,450,000  Telecom Italia Capital SA,
                   4.95%, 9/30/14 (Acquired
                   9/28/04-10/29/04, Cost
                   $1,440,707)(3)                                     1,403,649
--------------------------------------------------------------------------------
                                                                      9,038,397
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.4%
--------------------------------------------------------------------------------
        1,350,000  CenterPoint Energy
                   Resources Corp., 6.50%,
                   2/1/08                                             1,448,447
--------------------------------------------------------------------------------
        1,170,000  FirstEnergy Corp., 6.45%,
                   11/15/11                                           1,259,152
--------------------------------------------------------------------------------
          400,000  MSW Energy Holdings LLC,
                   8.50%, 9/1/10                                        442,000
--------------------------------------------------------------------------------
          500,000  NRG Energy Inc., 8.00%,
                   12/15/13 (Acquired
                   12/19/03, Cost $517,500)(3)                          555,000
--------------------------------------------------------------------------------
          900,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        910,176
--------------------------------------------------------------------------------
          750,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              814,571
--------------------------------------------------------------------------------
          950,000  Virginia Electric and Power
                   Co., 5.25%, 12/15/15                                 954,564
--------------------------------------------------------------------------------
                                                                      6,383,910
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(1)
--------------------------------------------------------------------------------
          450,000  Solectron Corp., 9.625%,
                   2/15/09                                              498,375
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          325,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                      343,688
--------------------------------------------------------------------------------
          500,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     545,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   625,000  Newpark Resources, 8.625%,
                   12/15/07                                      $      635,937
--------------------------------------------------------------------------------
                                                                      1,524,625
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.1%
--------------------------------------------------------------------------------
          670,000  CVS Corp., 4.00%, 9/15/09                            664,069
--------------------------------------------------------------------------------
        1,200,000  Safeway Inc., 6.50%, 3/1/11                        1,304,158
--------------------------------------------------------------------------------
          300,000  Stater Brothers Holdings,
                   8.125%, 6/15/12                                      318,000
--------------------------------------------------------------------------------
                                                                      2,286,227
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          650,000  Cadbury Schweppes US
                   Finance LLC, 5.125%,
                   10/1/13 (Acquired 9/22/03,
                   Cost $646,334)(3)                                    654,081
--------------------------------------------------------------------------------
          325,000  Hines Nurseries Inc., 10.25%,
                   10/1/11                                              356,688
--------------------------------------------------------------------------------
                                                                      1,010,769
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
        1,000,000  Beckman Coulter Inc.,
                   7.45%, 3/4/08                                      1,102,790
--------------------------------------------------------------------------------
          325,000  Sybron Dental Specialties
                   Inc., 8.125%, 6/15/12                                357,500
--------------------------------------------------------------------------------
          325,000  Universal Hospital Services
                   Inc., 10.125%, 11/1/11                               344,500
--------------------------------------------------------------------------------
                                                                      1,804,790
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Alliance Imaging Inc.,
                   10.375%, 4/15/11                                     560,000
--------------------------------------------------------------------------------
          400,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13                                      435,000
--------------------------------------------------------------------------------
          250,000  Mariner Health Care Inc.,
                   8.25%, 12/15/13 (Acquired
                   2/6/04, Cost $250,938)(3)                            300,488
--------------------------------------------------------------------------------
                                                                      1,295,488
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
--------------------------------------------------------------------------------
          375,000  Equinox Holdings Inc.,
                   9.00%, 12/15/09                                      399,375
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc., 8.125%,
                   6/1/12 (Acquired 9/15/04,
                   Cost $511,250)(3)                                    532,500
--------------------------------------------------------------------------------
          250,000  Hollywood Casino Shreveport
                   Corp., 13.00%, 8/1/06(2)(12)                         212,813
--------------------------------------------------------------------------------
          400,000  Intrawest Corp., 7.50%,
                   10/15/13 (Acquired 9/22/04,
                   Cost $413,500)(3)                                    428,000
--------------------------------------------------------------------------------
          500,000  Isle of Capri Casinos Inc.,
                   7.00%, 3/1/14                                        525,000
--------------------------------------------------------------------------------
        1,300,000  MGM Mirage, 6.00%,
                   10/1/09                                            1,337,374
--------------------------------------------------------------------------------
          475,000  Park Place Entertainment
                   Corp., 9.375%, 2/15/07                               523,688
--------------------------------------------------------------------------------
          125,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                      134,219
--------------------------------------------------------------------------------
          325,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      358,313
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   475,000  Resorts International Hotel
                   and Casino Inc., 11.50%,
                   3/15/09                                       $      560,500
--------------------------------------------------------------------------------
          700,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                      762,124
--------------------------------------------------------------------------------
          275,000  Six Flags Inc., 8.875%,
                   2/1/10                                               277,750
--------------------------------------------------------------------------------
          300,000  Six Flags Inc., 9.75%,
                   4/15/13                                              298,500
--------------------------------------------------------------------------------
          275,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               316,250
--------------------------------------------------------------------------------
          475,000  Trump Holdings & Funding,
                   12.625%, 3/15/10                                     515,375
--------------------------------------------------------------------------------
          275,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10                                      314,875
--------------------------------------------------------------------------------
        1,650,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                            2,027,729
--------------------------------------------------------------------------------
                                                                      9,524,385
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
          500,000  Atrium Companies Inc.,
                   Series B, 10.50%, 5/1/09                             527,500
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      138,125
--------------------------------------------------------------------------------
          150,000  KB Home, 9.50%, 2/15/11                              166,500
--------------------------------------------------------------------------------
          500,000  KB Home, 6.375%, 8/15/11
                   (Acquired 9/24/04, Cost
                   $528,125)(3)                                         521,250
--------------------------------------------------------------------------------
          325,000  Meritage Corporation,
                   9.75%, 6/1/11                                        363,188
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14                                              451,563
--------------------------------------------------------------------------------
          275,000  Standard-Pacific Corp.,
                   9.25%, 4/15/12                                       321,063
--------------------------------------------------------------------------------
          500,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     561,249
--------------------------------------------------------------------------------
          250,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                       282,500
--------------------------------------------------------------------------------
                                                                      3,332,938
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
        1,000,000  Dial Corp., 7.00%, 8/15/06                         1,059,576
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
--------------------------------------------------------------------------------
          740,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       733,996
--------------------------------------------------------------------------------
        1,400,000  General Electric Co., 5.00%,
                   2/1/13                                             1,423,605
--------------------------------------------------------------------------------
                                                                      2,157,601
--------------------------------------------------------------------------------
INSURANCE -- 0.2%
--------------------------------------------------------------------------------
        1,450,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,447,158)(3)                                     1,463,691
--------------------------------------------------------------------------------
        1,000,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                     1,041,585
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,100,000  Monumental Global Funding
                   II, 3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $1,099,978)(3)                   $    1,099,273
--------------------------------------------------------------------------------
                                                                      3,604,549
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(1)
--------------------------------------------------------------------------------
          250,000  IAC/InterActiveCorp, 7.00%,
                   1/15/13                                              273,155
--------------------------------------------------------------------------------
MACHINERY(1)
--------------------------------------------------------------------------------
          425,000  Key Components, Inc.,
                   10.50%, 6/1/08                                       440,938
--------------------------------------------------------------------------------
MEDIA -- 1.0%
--------------------------------------------------------------------------------
          400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12 (Acquired
                   3/30/04, Cost $400,000)(3)                           428,000
--------------------------------------------------------------------------------
          325,000  Cadmus Communications
                   Corp., 8.375%, 6/15/14                               354,250
--------------------------------------------------------------------------------
          425,000  Charter Communications
                   Holdings LLC, 9.92%, 4/1/11(10)                      351,688
--------------------------------------------------------------------------------
          100,000  Charter Communications
                   Holdings LLC, VRN, 0.00%,
                   1/15/05(10)                                           88,250
--------------------------------------------------------------------------------
          500,000  Cinemark Inc., VRN, 0.00%,
                   3/15/09(10)                                          370,000
--------------------------------------------------------------------------------
          700,000  Clear Channel
                   Communications Inc.,
                   4.25%, 5/15/09                                       690,309
--------------------------------------------------------------------------------
        1,160,000  Clear Channel
                   Communications Inc.,
                   5.00%, 3/15/12                                     1,141,716
--------------------------------------------------------------------------------
        1,100,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                             1,214,764
--------------------------------------------------------------------------------
          149,000  Comcast Cable
                   Communications Holdings
                   Inc., 8.375%, 3/15/13                                180,806
--------------------------------------------------------------------------------
        2,000,000  Comcast Corp., 5.50%,
                   3/15/11                                            2,088,013
--------------------------------------------------------------------------------
        1,400,000  Continental Cablevision,
                   8.30%, 5/15/06                                     1,492,889
--------------------------------------------------------------------------------
          400,000  CSC Holdings Inc., 7.875%,
                   12/15/07                                             428,000
--------------------------------------------------------------------------------
          250,000  CSC Holdings Inc., 6.75%,
                   4/15/12 (Acquired 8/5/04,
                   Cost $241,250)(3)                                    256,250
--------------------------------------------------------------------------------
          250,000  Dex Media Inc., 8.00%,
                   11/15/13                                             269,063
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., VRN, 0.00%,
                   11/15/08(10)                                         386,250
--------------------------------------------------------------------------------
          500,000  Echostar DBS Corp.,
                   6.375%, 10/1/11                                      513,750
--------------------------------------------------------------------------------
          400,000  Imax Corp., 9.625%, 12/1/10                          430,000
--------------------------------------------------------------------------------
          800,000  Interpublic Group of Cos Inc.,
                   6.25%, 11/15/14                                      794,828
--------------------------------------------------------------------------------
          275,000  Mediacom LLC, 9.50%,
                   1/15/13                                              270,188
--------------------------------------------------------------------------------
          500,000  News America Holdings,
                   7.75%, 1/20/24                                       583,088
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   500,000  PanAmSat Corp., 9.00%,
                   8/15/14 (Acquired 9/24/04,
                   Cost $528,750)(3)                             $      537,500
--------------------------------------------------------------------------------
          500,000  Primedia Inc., 8.875%,
                   5/15/11                                              517,500
--------------------------------------------------------------------------------
        1,200,000  Walt Disney Company,
                   5.50%, 12/29/06                                    1,252,880
--------------------------------------------------------------------------------
                                                                     14,639,982
--------------------------------------------------------------------------------
METALS & MINING(1)
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13                            400,750
--------------------------------------------------------------------------------
          200,000  Massey Energy Co., 6.625%,
                   11/15/10                                             209,000
--------------------------------------------------------------------------------
                                                                        609,750
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.1%
--------------------------------------------------------------------------------
          300,000  AES Corp. (The), 8.875%,
                   2/15/11                                              344,250
--------------------------------------------------------------------------------
          500,000  AES Corp. (The), 8.75%,
                   5/15/13 (Acquired 5/14/04,
                   Cost $510,000)(3)                                    568,750
--------------------------------------------------------------------------------
        1,100,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                    1,104,136
--------------------------------------------------------------------------------
                                                                      2,017,136
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
          450,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07
                   (Acquired 7/13/04, Cost
                   $449,402)(3)                                         450,276
--------------------------------------------------------------------------------
        1,200,000  May Department Stores Co.
                   (The), 4.80%, 7/15/09
                   (Acquired 7/13/04-7/15/04,
                   Cost $1,203,618)(3)                                1,216,120
--------------------------------------------------------------------------------
                                                                      1,666,396
--------------------------------------------------------------------------------
OIL & GAS -- 0.5%
--------------------------------------------------------------------------------
          500,000  Citgo Petroleum Corp.,
                   6.00%, 10/15/11 (Acquired
                   10/25/04, Cost $503,750)(3)                          507,500
--------------------------------------------------------------------------------
        1,030,000  Devon Energy Corp., 2.75%,
                   8/1/06                                             1,018,290
--------------------------------------------------------------------------------
          300,000  El Paso Corp., 7.875%,
                   6/15/12                                              310,500
--------------------------------------------------------------------------------
        1,150,000  Enterprise Products
                   Operating L.P., 4.625%,
                   10/15/09 (Acquired
                   10/8/04-10/15/04, Cost
                   $1,161,369)(3)                                     1,143,976
--------------------------------------------------------------------------------
          680,000  Enterprise Products
                   Operating L.P., 5.60%,
                   10/15/14 (Acquired 10/4/04,
                   Cost $684,230)(3)                                    679,160
--------------------------------------------------------------------------------
          550,000  Forest Oil Corp., 7.75%,
                   5/1/14                                               600,875
--------------------------------------------------------------------------------
        1,040,000  Kerr-McGee Corp., 6.875%,
                   9/15/11                                            1,164,777
--------------------------------------------------------------------------------
          300,000  Magellan Midstream Partners,
                   5.65%, 10/15/16                                      300,105
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   357,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                          $      410,550
--------------------------------------------------------------------------------
          300,000  Pacific Energy Partners L.P./
                   Pacific Energy Finance Corp.,
                   7.125%, 6/15/14                                      324,000
--------------------------------------------------------------------------------
          275,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      295,625
--------------------------------------------------------------------------------
          200,000  Williams Companies Inc.,
                   8.125%, 3/15/12                                      232,000
--------------------------------------------------------------------------------
          250,000  Williams Companies Inc.,
                   7.875%, 9/1/21                                       283,750
--------------------------------------------------------------------------------
        1,010,000  XTO Energy Inc., 6.25%,
                   4/15/13                                            1,096,464
--------------------------------------------------------------------------------
                                                                      8,367,572
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          525,000  Georgia-Pacific Corp.,
                   7.70%, 6/15/15                                       601,125
--------------------------------------------------------------------------------
          250,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14                                       260,625
--------------------------------------------------------------------------------
          350,000  Tembec Industries Inc.,
                   7.75%, 3/15/12                                       336,875
--------------------------------------------------------------------------------
                                                                      1,198,625
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(1)
--------------------------------------------------------------------------------
          325,000  WH Holdings Ltd./WH
                   Capital Corp., 9.50%, 4/1/11                         359,125
--------------------------------------------------------------------------------
PHARMACEUTICALS(1)
--------------------------------------------------------------------------------
          450,000  Schering-Plough Corp.,
                   5.30%, 12/1/13                                       463,946
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
        1,150,000  Canadian National Railway
                   Co., 6.25%, 8/1/34                                 1,211,451
--------------------------------------------------------------------------------
          800,000  Norfolk Southern Corp.,
                   7.80%, 5/15/27                                       975,224
--------------------------------------------------------------------------------
        1,000,000  Norfolk Southern Corp.,
                   7.05%, 5/1/37                                      1,146,470
--------------------------------------------------------------------------------
                                                                      3,333,145
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(1)
--------------------------------------------------------------------------------
          500,000  Amkor Technology Inc.,
                   7.75%, 5/15/13                                       443,750
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.1%
--------------------------------------------------------------------------------
          450,000  Asbury Automotive Group
                   Inc., 9.00%, 6/15/12                                 479,250
--------------------------------------------------------------------------------
          200,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                                      218,000
--------------------------------------------------------------------------------
          375,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             354,375
--------------------------------------------------------------------------------
          275,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      308,688
--------------------------------------------------------------------------------
                                                                      1,360,313
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS(1)
--------------------------------------------------------------------------------
          250,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      265,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.9%
--------------------------------------------------------------------------------
      $12,000,000  Fannie Mae, VRN, 1.78%,
                   12/11/04, resets quarterly
                   off the 3-month LIBOR
                   minus 0.09% with no caps                      $   11,998,691
--------------------------------------------------------------------------------
        1,000,000  Washington Mutual Bank,
                   5.50%, 1/15/13                                     1,024,584
--------------------------------------------------------------------------------
          730,000  Washington Mutual Bank,
                   5.125%, 1/15/15                                      715,204
--------------------------------------------------------------------------------
                                                                     13,738,479
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(1)
--------------------------------------------------------------------------------
          550,000  United Rentals North
                   America Inc., 6.50%, 2/15/12                         541,750
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
        1,250,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                     1,463,813
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       552,500
--------------------------------------------------------------------------------
          300,000  Nextel Partners Inc., 8.125%,
                   7/1/11                                               331,500
--------------------------------------------------------------------------------
          300,000  Rogers Wireless
                   Communications Inc., 7.25%,
                   12/15/12 (Acquired
                   11/19/04, Cost $312,000)(3)(6)                       313,125
--------------------------------------------------------------------------------
          375,000  Ubiquitel Inc., 9.875%,
                   3/1/11                                               413,438
--------------------------------------------------------------------------------
                                                                      3,074,376
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $147,019,631)                                                 151,103,013
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 6.9%

        2,750,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21(7)                                        3,710,781
--------------------------------------------------------------------------------
        4,900,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23(7)                                         5,623,902
--------------------------------------------------------------------------------
        4,950,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27(7)                                        5,647,064
--------------------------------------------------------------------------------
        3,110,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31(7)                                         3,274,248
--------------------------------------------------------------------------------
        9,167,067  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   7/15/14(7)                                         9,384,290
--------------------------------------------------------------------------------
       25,300,000  U.S. Treasury Notes, 2.00%,
                   8/31/05(7)                                        25,207,124
--------------------------------------------------------------------------------
       45,970,000  U.S. Treasury Notes, 4.00%,
                   6/15/09(7)                                        46,670,353
--------------------------------------------------------------------------------
        2,200,000  U.S. Treasury Notes, 4.375%,
                   8/15/12(7)                                         2,231,539
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Notes, 4.75%,
                   5/15/14(7)                                         1,340,422
--------------------------------------------------------------------------------
       11,820,000  U.S. Treasury Notes, 4.25%,
                   8/15/14(7)                                        11,716,587
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $115,405,373)                                                 114,806,310
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(5) -- 6.2%

      $   433,122  ABSC Non-Improvement
                   Trust, Series 2004 HE5,
                   Class A1, 5.00%, 8/27/34
                   (Acquired 6/22/04, Cost
                   $431,964)(3)                                  $      432,210
--------------------------------------------------------------------------------
          762,387  ABSC Non-Improvement
                   Trust, Series 2004 HE7,
                   Class A1, 5.00%, 10/27/34
                   (Acquired 9/1/04, Cost
                   $759,127)(3)                                         759,124
--------------------------------------------------------------------------------
        4,475,000  Accredited Mortgage Loan
                   Trust, Series 2004 4,
                   Class A2A, VRN, 2.25%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with no caps                                 4,475,000
--------------------------------------------------------------------------------
        1,631,414  Ameriquest Mortgage
                   Securities Inc., Series
                   2004 R8, Class A2, VRN,
                   2.34%, 12/27/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   no caps                                            1,632,402
--------------------------------------------------------------------------------
          321,645  AQ Finance
                   Non-Improvement Trust,
                   Series 2004 RN4, Class A,
                   4.60%, 7/25/34                                       320,705
--------------------------------------------------------------------------------
          298,975  AQ Finance
                   Non-Improvement Trust,
                   Series 2004 RN5, Class A,
                   5.19%, 6/29/34 (Acquired
                   6/24/04, Cost $298,975)(3)                           298,501
--------------------------------------------------------------------------------
          172,320  Argent Non-Improvement
                   Trust, Series 2004 WN2,
                   Class A, 4.55%, 4/25/34                              171,900
--------------------------------------------------------------------------------
          286,179  Argent Non-Improvement
                   Trust, Series 2004 WN8,
                   Class A, 4.70%, 7/25/34                              285,574
--------------------------------------------------------------------------------
          234,966  Argent Non-Improvement
                   Trust, Series 2004 WN9,
                   Class A, 5.19%, 10/25/34
                   (Acquired 9/9/04, Cost
                   $234,958)(3)                                         234,958
--------------------------------------------------------------------------------
          350,000  Argent Non-Improvement
                   Trust, Series 2004 WN10,
                   Class A, 4.21%, 11/25/34
                   (Acquired 10/19/04, Cost
                   $350,000)(3)                                         350,000
--------------------------------------------------------------------------------
           77,085  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                        76,999
--------------------------------------------------------------------------------
          308,918  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2004 OPT4, Class N1,
                   4.45%, 5/26/34                                       307,902
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $   386,856  Bayview Financial
                   Acquisition Trust, Series
                   1998 B, Class M1, VRN,
                   3.58%, 12/27/04, resets
                   monthly off the 1-month
                   LIBOR plus 1.40% with a
                   cap of 13.00% (Acquired
                   6/13/03, Cost $388,397)(3)                    $      387,908
--------------------------------------------------------------------------------
           44,181  Bayview Financial
                   Acquisition Trust, Series
                   2002 DA, Class M1, VRN,
                   3.03%, 12/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.85% with no
                   caps (Acquired 9/19/03,
                   Cost $44,286)(3)                                      44,394
--------------------------------------------------------------------------------
        4,700,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN,
                   2.16%, 12/15/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                            4,706,303
--------------------------------------------------------------------------------
        1,629,228  Centex Home Equity, Series
                   2004 C, Class AF1, VRN,
                   2.82%, 12/1/04                                     1,624,567
--------------------------------------------------------------------------------
          313,287  Chase Funding Mortgage
                   Loan, Series 2001-1,
                   Class 2M2, VRN, 3.03%,
                   12/25/04, resets monthly
                   off the 1-month LIBOR plus
                   0.93% with no caps                                   314,262
--------------------------------------------------------------------------------
        4,750,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN,
                   2.17%, 12/15/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% with
                   no caps                                            4,751,335
--------------------------------------------------------------------------------
          311,184  Countrywide Asset-Backed
                   Certificates, Series 2004 5N,
                   Class N1, 5.50%, 10/25/35                            311,204
--------------------------------------------------------------------------------
        1,783,223  Countrywide Asset-Backed
                   Certificates, Series 2004 11,
                   Class A1, VRN, 2.37%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.19% with no caps                                 1,783,223
--------------------------------------------------------------------------------
          226,997  Countrywide Asset-Backed
                   Certificates, Series 2004 11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $226,876)(3)                                         226,997
--------------------------------------------------------------------------------
        4,475,000  Countrywide Partnership
                   Trust, Series 2004 EC1,
                   Class 2A1, VRN, 2.26%,
                   12/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.17% with no caps(6)                              4,475,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,950,000  Equifirst Mortgage Loan
                   Trust, Series 2004 3,
                   Class A1, VRN, 2.25%,
                   12/25/04, resets monthly
                   off the 1-month LIBOR plus
                   0.16% with no caps(6)                         $    1,950,305
--------------------------------------------------------------------------------
          250,000  Finance America
                   Non-Improvement Trust,
                   Series 2004-1, Class A,
                   5.25%, 6/27/34                                       249,383
--------------------------------------------------------------------------------
          271,061  First Franklin
                   Non-Improvement Trust,
                   Series 2004 FF1, Class N1,
                   4.50%, 9/25/05                                       270,868
--------------------------------------------------------------------------------
          800,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B,
                   4.79%, 11/15/06                                      809,258
--------------------------------------------------------------------------------
       13,900,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 2.14%,
                   12/15/04, resets monthly off
                   the 1-month LIBOR plus
                   0.04% with no caps(7)                             13,914,803
--------------------------------------------------------------------------------
        5,800,000  Franklin Mortgage Loan Trust,
                   Series 2004 FF11, Class IIA1,
                   2.34%, 1/25/35 (Acquired
                   11/23/04, Cost
                   $5,800,000)(3)(6)                                  5,800,000
--------------------------------------------------------------------------------
          275,920  Fremont Non-Improvement
                   Trust, Series 2004 B, 4.70%,
                   5/25/34 (Acquired 5/20/04,
                   Cost $275,920)(3)                                    275,007
--------------------------------------------------------------------------------
        7,536,775  GE Corporate Aircraft
                   Financing LLC, Series
                   2004 1A, Class A1, VRN,
                   2.27%, 12/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.09% with no
                   caps (Acquired 10/5/04,
                   Cost $7,536,775)(3)                                7,536,775
--------------------------------------------------------------------------------
          371,609  GSAMP Non-Improvement
                   Trust, Series 2004, Class N1,
                   5.50%, 9/25/34 (Acquired
                   9/20/04, Cost $372,953)(3)                           371,609
--------------------------------------------------------------------------------
          517,379  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 2.79%,
                   12/20/04, resets monthly off
                   the 1-month LIBOR plus
                   0.65% with no caps                                   518,336
--------------------------------------------------------------------------------
          309,288  Long Beach Asset Holdings
                   Corporation, Series 2004-5,
                   Class C and P, 5.00%,
                   9/25/34 (Acquired 9/15/04,
                   Cost $309,960)(3)                                    308,888
--------------------------------------------------------------------------------
          119,423  MASTR Non-Improvement
                   Trust, Series 2004 CI3,
                   Class N1, 4.45%, 2/26/34
                   (Acquired 5/18/04, Cost
                   $119,417)(3)                                         118,950
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   116,335  Merrill Lynch Mortgage
                   Investors Inc., Series
                   2003 OP1N, Class N1,
                   7.25%, 7/25/34                                $      116,815
--------------------------------------------------------------------------------
            2,850  Morgan Stanley ABS
                   Capital I, Series 2003 NC9N,
                   Class X and P, 7.60%,
                   7/25/33 (Acquired 10/29/03,
                   Cost $2,850)(3)                                        2,856
--------------------------------------------------------------------------------
          111,835  Morgan Stanley ABS
                   Capital I, Series 2004 NC2N,
                   Class X and P, 6.25%,
                   12/25/33 (Acquired 3/16/04,
                   Cost $112,394)(3)                                    111,791
--------------------------------------------------------------------------------
       14,630,000  Novastar Home Equity Loan,
                   Series 2004 4, Class A2A,
                   VRN, 2.32%, 12/25/04,
                   resets monthly off the
                   1-month LIBOR plus 0.19%
                   with no caps(7)                                   14,632,285
--------------------------------------------------------------------------------
          411,493  Novastar Non-Improvement
                   Trust, Series 2004 N2,
                   Class X, O and P, 4.46%,
                   6/27/34 (Acquired 7/20/04,
                   Cost $411,493)(3)                                    409,535
--------------------------------------------------------------------------------
        7,550,000  Park Place Securities Inc.,
                   Series 2004 WHQ2,
                   Class A3B, VRN, 2.24%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.16% with no caps(6)                              7,550,000
--------------------------------------------------------------------------------
        2,946,103  Residential Asset Mortgage
                   Products Inc,, Series
                   2004 RS10, Class AII1, VRN,
                   2.35%, 12/27/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.17% with
                   no caps                                            2,947,435
--------------------------------------------------------------------------------
          750,000  Residential Asset Mortgage
                   Products, Inc., VRN, 2.73%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.55% with a cap of 14.00%                           753,941
--------------------------------------------------------------------------------
          450,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            441,454
--------------------------------------------------------------------------------
        6,933,168  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 2.32%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps                                 6,938,493
--------------------------------------------------------------------------------
          267,974  Sail Net Interest Margin
                   Notes, Series 2004 BNCA,
                   Class A, 5.00%, 9/27/34                              268,058
--------------------------------------------------------------------------------
          426,910  Sail Net Interest Margin
                   Notes, Series 2004-8A,
                   Class A, 5.00%, 9/27/34
                   (Acquired 9/13/04, Cost
                   $427,843)(3)                                         425,999
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   364,547  Sharps SP I LLC Net Interest
                   Margin Trust, Series
                   2004 OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $364,536)(3)                             $      363,755
--------------------------------------------------------------------------------
        5,857,254  SLMA Student Loan Trust,
                   Series 2004-8, Class A1,
                   VRN, 2.09%, 1/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.01% with
                   no caps                                            5,860,388
--------------------------------------------------------------------------------
        1,855,168  WFS Financial Owner Trust,
                   Series 2004-3, Class A1 SEQ,
                   1.73%, 8/17/05                                     1,855,602
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $102,748,824)                                                 102,773,057
--------------------------------------------------------------------------------
COMMERCIAL PAPER(11) -- 3.9%

        4,750,000  Alcon Capital Corp., 1.81%,
                   12/2/04 (Acquired 10/6/04,
                   Cost $4,736,387)(3)                                4,749,459
--------------------------------------------------------------------------------
        4,056,000  American Family Financial
                   Services, Inc., 1.74%,
                   12/6/04                                            4,054,613
--------------------------------------------------------------------------------
        4,750,000  Amsterdam Funding Corp.,
                   1.90%, 12/6/04 (Acquired
                   10/20/04, Cost $4,738,217)(3)                      4,748,375
--------------------------------------------------------------------------------
        4,750,000  Archer-Daniels-Midland Co.,
                   2.18%, 2/2/05 (Acquired
                   11/16/04, Cost $4,727,852)(3)                      4,730,601
--------------------------------------------------------------------------------
        4,750,000  Govco Incorporated, 2.15%,
                   1/12/05 (Acquired 11/16/04,
                   Cost $4,733,830)(3)                                4,737,009
--------------------------------------------------------------------------------
        4,750,000  HBOS Treasury Services plc,
                   2.00%, 12/14/04                                    4,746,214
--------------------------------------------------------------------------------
        4,750,000  Network Rail CP Finance plc,
                   1.92%, 12/20/04 (Acquired
                   10/1/04, Cost $4,729,733)(3)                       4,744,272
--------------------------------------------------------------------------------
        4,750,000  Old Line Funding Corp.,
                   1.91%, 12/7/04 (Acquired
                   10/22/04, Cost $4,738,407)(3)                      4,748,104
--------------------------------------------------------------------------------
        4,750,000  Paradigm Funding LLC,
                   2.04%, 1/4/05 (Acquired
                   10/29/04, Cost $4,732,773)(3)                      4,739,427
--------------------------------------------------------------------------------
        4,750,000  Paradigm Funding LLC,
                   2.20%, 1/18/05 (Acquired
                   11/17/04, Cost $4,732,003)(3)                      4,735,194
--------------------------------------------------------------------------------
        4,400,000  Spintab AB, 2.20%, 2/1/05                          4,382,330
--------------------------------------------------------------------------------
        4,750,000  Thunder Bay Funding Inc.,
                   1.88%, 12/13/04 (Acquired
                   9/30/04, Cost $4,731,644)(3)                       4,746,485
--------------------------------------------------------------------------------
        4,750,000  Unilever Capital Corp., 2.13%,
                   1/10/05 (Acquired 11/19/04,
                   Cost $4,735,386)(3)                                4,737,612
--------------------------------------------------------------------------------
        4,750,000  Windmill Funding Corp.,
                   2.08%, 12/22/04 (Acquired
                   11/16/04, Cost $4,740,120)(3)                      4,743,701
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $65,353,998)                                                   65,343,396
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 2.8%

      $ 7,000,000  FHLB, 3.375%, 9/14/07(7)                      $    6,991,243
--------------------------------------------------------------------------------
        4,750,000  FHLMC, 1.875%, 1/15/05(7)                          4,747,359
--------------------------------------------------------------------------------
        1,880,000  FHLMC, 3.75%, 8/3/07                               1,881,307
--------------------------------------------------------------------------------
        3,500,000  FHLMC, VRN, 1.50%,
                   1/21/05, resets quarterly off
                   the 3-month LIBOR plus
                   0.07% with no caps                                 3,494,243
--------------------------------------------------------------------------------
       12,500,000  FNMA, 3.75%, 5/17/07(7)                           12,526,562
--------------------------------------------------------------------------------
        2,200,000  FNMA, 6.625%, 10/15/07                             2,389,550
--------------------------------------------------------------------------------
        9,850,000  FNMA, 5.75%, 2/15/08                              10,501,262
--------------------------------------------------------------------------------
        4,500,000  FNMA, 3.25%, 8/15/08(7)                            4,431,393
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $47,104,940)                                                   46,962,919
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(5) -- 2.1%

           70,516  AQ Finance
                   Non-Improvement Trust,
                   Series 2003 N11A, 7.14%,
                   11/25/33                                              70,332
--------------------------------------------------------------------------------
       23,428,187  Bank of America
                   Commercial Mortgage Inc.
                   STRIPS - COUPON, Series
                   2004-1, Class XP, VRN,
                   0.83%, 12/1/04                                       714,537
--------------------------------------------------------------------------------
       29,000,000  Bear Stearns Commercial
                   Mortgage Securities
                   STRIPS - COUPON, Series
                   2004 T16, ClassX2, VRN,
                   0.81%, 12/1/04                                     1,288,151
--------------------------------------------------------------------------------
        6,691,359  Citigroup Commercial
                   Mortgage Trust, Series
                   2004 FL1, Class A1, VRN,
                   2.23%, 12/15/04, resets of
                   the 1-month LIBOR plus
                   0.13% with no caps.                                6,694,135
--------------------------------------------------------------------------------
       20,551,454  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.01%,
                   12/1/04                                              779,373
--------------------------------------------------------------------------------
        3,600,000  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 2.34%, 12/15/04,
                   resets monthly off the
                   1-month LIBOR plus 0.24%
                   with no caps                                       3,601,451
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   636,586  First Union National Bank
                   Commercial Mortgage,
                   Series 2001 C3, Class A1
                   SEQ, 5.20%, 8/15/33                           $      646,802
--------------------------------------------------------------------------------
        1,683,461  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 2.58%,
                   12/25/04, resets monthly
                   off the 1-month LIBOR plus
                   0.40% with no caps                                 1,688,994
--------------------------------------------------------------------------------
        1,347,664  GMAC Commercial Mortgage
                   Securities Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38                                    1,364,710
--------------------------------------------------------------------------------
        4,400,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2003 C5, Class A2 SEQ,
                   3.48%, 7/15/27                                     4,336,152
--------------------------------------------------------------------------------
        1,242,352  Long Beach Mortgage Loan
                   Trust, Series 2001-2,
                   Class M2, VRN, 3.13%,
                   12/25/04, resets monthly
                   off the 1-month LIBOR plus
                   0.95% with no caps                                 1,219,886
--------------------------------------------------------------------------------
          690,361  MASTR Alternative Loans
                   Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                           703,981
--------------------------------------------------------------------------------
          150,808  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                       153,457
--------------------------------------------------------------------------------
        3,400,000  Washington Mutual, Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34                                            3,319,318
--------------------------------------------------------------------------------
        2,900,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34                                            2,861,282
--------------------------------------------------------------------------------
        4,500,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.24%, 12/1/04                                     4,468,045
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $33,940,208)                                                   33,910,606
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.6%

        4,750,000  Banque Nationale de Paris
                   (New York), 1.14%,
                   12/20/04                                           4,747,027
--------------------------------------------------------------------------------
        4,750,000  Canadian Imperial Bank of
                   Commerce (New York),
                   1.98%, 1/18/05                                     4,748,000
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $9,498,198)                                                     9,495,027
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.2%

      $ 1,150,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                 $    1,087,647
--------------------------------------------------------------------------------
        2,300,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   2.11%, 12/1/04 (LOC:
                   Keybank N.A.)                                      2,300,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $3,454,686)                                                     3,387,647
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS(1)

CONTRACTS
--------------------------------------------------------------------------------
              424  Bristol-Myers Squibb Co.,
                   strike at $22.50, expires  6/18/05
(Cost $77,371)                                                           75,260
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.8%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 3.375%, 9/15/09,
valued at $64,983,520), in a joint trading
account at 1.89%, dated 11/30/04, due
12/1/04 (Delivery value $63,803,350)(7)
(Cost $63,800,000)                                               $   63,800,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 107.4%
(Cost $1,621,955,941)                                             1,782,730,890
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (7.4)%                                              (122,948,007)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,659,782,883
================================================================================

FUTURES CONTRACTS*

                                                Underlying Face       Unrealized
    Contracts Purchased     Expiration Date     Amount at Value          Gain
--------------------------------------------------------------------------------
    107  U.S. Treasury
         10-Year Notes        March 2005          $11,850,250            $8,119
                                                ================================

                                                Underlying Face       Unrealized
      Contracts Sold        Expiration Date     Amount at Value          Loss
--------------------------------------------------------------------------------
    319  U.S. Treasury
         2-Year Notes         March 2005          $66,810,563          $(30,624)
--------------------------------------------------------------------------------
    109  U.S. Treasury
         5-Year Notes         March 2005           11,862,266            (2,800)
--------------------------------------------------------------------------------
                                                  $78,672,829          $(33,424)
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing in futures, the fund has increased exposure to certain markets. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**

                   Description                                        Unrealized
Notional Amount    of Agreement                  Expiration Date         Loss
--------------------------------------------------------------------------------
  $7,800,000       Receive semiannually a        September 2007        $(51,721)
                   fixed rate equal to                              ============
                   3.24375% and pay quarterly
                   a variable rate based on
                   the 3-month LIBOR with
                   Deutsche Bank Securities, Inc.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2004

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset Backed Securities Corp.

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SDR = Swedish Depositary Receipt

SEQ = Sequential Payer

SLMA = Student Loan Marketing Association

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2004.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective November 30, 2004.

(1)  Category is less than 0.05% of total net assets.

(2)  Non-income producing.

(3)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30,
     2004, was $101,346,559, which represented 6.1% of net assets.

(4)  Security, or a portion thereof, is being held in conjunction with a purchased put option.

(5)  Final maturity indicated, unless otherwise noted.

(6)  When-issued security or forward commitment.

(7)  Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, futures contract, and/or swap agreement.

(8)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value  at maturity.

(9)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(10) Step-coupon security. These securities are issued as zero-coupon bonds and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective November 30, 2004.

(11) The rate indicated is the yield to maturity at purchase.

(12) Security is in default.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                              1 YEAR       5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                12.04%        3.25%        8.46%          2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX                 12.86%       -1.83%        8.88%(1)         --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX                4.44%        7.41%        6.80%(1)         --
--------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX            1.28%        2.72%        3.68%(1)         --
--------------------------------------------------------------------------------
Institutional Class           12.39%          --         1.04%          8/1/00
--------------------------------------------------------------------------------
Advisor Class                 11.79%        3.00%        7.92%          10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*               --           --         5.61%(2)
  With sales charge*             --           --        -0.40%(2)
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*               --           --         5.47%(2)
  With sales charge*             --           --         0.47%(2)
--------------------------------------------------------------------------------
C Class                       10.86%          --         5.20%         11/27/01
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(2) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS
----------------------------------------------------------------------------------------------------
                     1996*    1997     1998     1999     2000      2001      2002     2003     2004
----------------------------------------------------------------------------------------------------
Investor Class      10.60%   13.84%    9.93%   25.69%    5.14%    -7.27%    -9.59%   18.82%   12.04%
----------------------------------------------------------------------------------------------------
S&P 500 Index       20.20%   28.51%   23.66%   20.90%   -4.22%   -12.22%   -16.51%   15.09%   12.86%
----------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index                5.75%    7.55%    9.45%   -0.04%    9.06%    11.16%     7.34%    5.18%    4.44%
----------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index           3.85%    5.12%    4.96%    4.64%    5.92%     3.80%     1.65%    1.05%    1.28%
----------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Aggressive - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND BRIAN HOWELL

PERFORMANCE SUMMARY AND PERSPECTIVE

Strategic Allocation: Aggressive returned 12.04%* for the fiscal year ended
November 30, 2004. U.S. stocks posted double-digit returns for the fiscal year;
foreign shares also fared well. U.S. bond returns were relatively modest.

Strategic Allocation: Aggressive allocates holdings over time with the following neutral weightings: 78% stocks, 20% bonds, and 2% cash-equivalent investments.
Those weightings drifted with the performance of each asset class, but we rebalanced the portfolio near its targeted mix. Because of the portfolio's broad exposure to stocks (both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC REVIEW

The U.S. economy lost momentum during the fiscal year, growing at a better-than
4% annual rate in the fourth quarter of 2003 and the first quarter of 2004, but slipped to under 4% in the second and third quarters of 2004. Economic growth slowed as oil prices soared above $50 a barrel and the Federal Reserve (the Fed)
raised short-term interest rates four times, from 1% to 2%.

STOCK MARKET REVIEW

The S&P 500 Index started and finished well, but essentially moved sideways in the middle of the fiscal year. December 2003, January 2004 and November 2004 were strong months for the index, but it was locked in a 100-point trading range between 1060 and 1160 for the rest of the period. Powered primarily by those three months, the S&P 500 gained 12.86%, hitting three-year highs in November.

Energy was the top-performing sector of the S&P 500, followed by utilities and telecommunications services. Health care was the bottom-performing sector, and information technology and consumer staples also lagged notably. The value component within the S&P 500 trounced growth: the S&P 500/BARRA Value Index gained 18.98% compared with 6.88% for the S&P 500/BARRA Growth Index.

ASSET ALLOCATION
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       52.2%
--------------------------------------------------------------------------------
Foreign Stocks                                                    22.0%
--------------------------------------------------------------------------------
U.S. Bonds                                                        21.2%
--------------------------------------------------------------------------------
Money Market Securities                                            4.6%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                   34.3%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        23.5%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                          15.6%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           14.3%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                  7.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                4.8%
--------------------------------------------------------------------------------
Municipal Securities                                               0.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Portfolio Commentary

Looking at foreign stocks, many of the world's equity markets advanced during the period as the global economy demonstrated its strength, especially in the first quarter of 2004. The movement of the dollar versus other currencies also helped increase returns for U.S. investors. For the 12 months ended November 30,
2004, the MSCI EAFE Index returned 24.19%. Riskier emerging market stocks performed even better, with the MSCI Emerging Market Index up 28.88%.

Strategic Allocation: Aggressive maintained exposure to all of these market segments through its broadly diversified equity allocation, with the portfolio's international equity position significantly enhancing returns relative to U.S.
stocks and bonds.

BOND MARKET REVIEW

U.S. bonds provided positive returns during the fiscal year, when the Lehman
Brothers U.S. Aggregate Index (Lehman Aggregate) returned 4.44%. Bonds did relatively well despite the Fed's rate hikes and a sharp selloff in the second quarter of 2004.

The Lehman Aggregate is comprised primarily of the taxable investment-grade U.S.
bond market's three largest sectors: fixed-rate mortgage-backed securities
(MBS), Treasury securities, and corporate bonds. Ranked by their fiscal-year returns, corporates (up 5.15%) performed best, followed by MBS (up 5.09%) and
Treasurys (up 3.43%). Outside of these high-quality, investment-grade bonds, riskier high-yield debt was the best-performing segment of the domestic bond market (up 12.85%).

OUR COMMITMENT

Looking forward, we continue to manage the portfolio in the manner outlined in the prospectus, which is to provide capital appreciation and dividend income in a well-diversified portfolio with broad exposure to stocks, bonds, and cash.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Johnson & Johnson                           1.8%                  1.0%
--------------------------------------------------------------------------------
Intel Corp.                                 1.7%                  0.9%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           1.6%                  0.9%
--------------------------------------------------------------------------------
Microsoft Corporation                       1.5%                  0.8%
--------------------------------------------------------------------------------
Bank of America Corp.                       1.4%                  0.8%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Roche Holding AG ORD                        2.4%                  0.6%
--------------------------------------------------------------------------------
Novartis AG ORD                             1.8%                  0.4%
--------------------------------------------------------------------------------
Total SA Cl B ORD                           1.8%                  0.4%
--------------------------------------------------------------------------------
BP plc ORD                                  1.6%                  0.4%
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                         1.6%                  0.4%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           49.1%
--------------------------------------------------------------------------------
Asia/Pacific                                                     34.3%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                        13.1%
--------------------------------------------------------------------------------
Africa                                                            3.5%
--------------------------------------------------------------------------------

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 77.1%

AEROSPACE & DEFENSE -- 0.9%
--------------------------------------------------------------------------------
           57,834  Boeing Co.                                      $  3,099,729
--------------------------------------------------------------------------------
           12,600  Honeywell International Inc.                         445,158
--------------------------------------------------------------------------------
            7,700  Northrop Grumman Corp.                               433,741
--------------------------------------------------------------------------------
           10,300  Precision Castparts Corp.                            667,852
--------------------------------------------------------------------------------
           47,300  Rockwell Collins                                   1,885,378
--------------------------------------------------------------------------------
           21,000  United Technologies Corp.                          2,049,180
--------------------------------------------------------------------------------
                                                                      8,581,038
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.4%
--------------------------------------------------------------------------------
           15,038  CNF Inc.                                             703,027
--------------------------------------------------------------------------------
            1,311  FedEx Corporation                                    124,584
--------------------------------------------------------------------------------
           25,600  Ryder System, Inc.                                 1,373,184
--------------------------------------------------------------------------------
           82,000  Transmile Group Bhd ORD                              171,553
--------------------------------------------------------------------------------
           11,536  United Parcel Service, Inc. Cl B                     970,754
--------------------------------------------------------------------------------
                                                                      3,343,102
--------------------------------------------------------------------------------
AIRLINES(1)
--------------------------------------------------------------------------------
           11,388  Southwest Airlines Co.                               179,133
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.6%
--------------------------------------------------------------------------------
           24,850  AAPICO Hitech Public
                   Company Limited ORD                                   17,968
--------------------------------------------------------------------------------
           25,100  Autoliv, Inc.                                      1,173,174
--------------------------------------------------------------------------------
           16,023  Autoliv Inc. SDR                                     752,494
--------------------------------------------------------------------------------
           23,200  Continental AG ORD                                 1,413,791
--------------------------------------------------------------------------------
           42,878  Goodyear Tire & Rubber Co.
                   (The)(2)                                             541,120
--------------------------------------------------------------------------------
            8,700  Lear Corporation                                     504,600
--------------------------------------------------------------------------------
            3,417  Magna International Inc. Cl A                        270,387
--------------------------------------------------------------------------------
            6,507  Superior Industries
                   International, Inc.                                  183,823
--------------------------------------------------------------------------------
           22,075  TRW Automotive Holdings
                   Corp.(2)                                             467,549
--------------------------------------------------------------------------------
                                                                      5,324,906
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.0%
--------------------------------------------------------------------------------
          170,138  Ford Motor Company                                 2,412,557
--------------------------------------------------------------------------------
           10,200  General Motors Corp.                                 393,618
--------------------------------------------------------------------------------
           34,400  Harley-Davidson, Inc.                              1,989,008
--------------------------------------------------------------------------------
           17,450  Hyundai Motor Co. Ltd. ORD                           858,360
--------------------------------------------------------------------------------
       63,161,658  Otokar Otobus Karoseri
                   Sanayi AS ORD(2)                                     249,293
--------------------------------------------------------------------------------
            8,300  Toyota Motor Corp. ADR                               620,093
--------------------------------------------------------------------------------
           57,900  Toyota Motor Corp. ORD                             2,170,582
--------------------------------------------------------------------------------
           32,300  Yamaha Motor Co. Ltd. ORD                            472,744
--------------------------------------------------------------------------------
                                                                      9,166,255
--------------------------------------------------------------------------------
BEVERAGES -- 1.3%
--------------------------------------------------------------------------------
            5,500  Adolph Coors Company Cl B                            411,950
--------------------------------------------------------------------------------
           11,800  Anheuser-Busch Companies,
                   Inc.                                                 591,062
--------------------------------------------------------------------------------
           25,500  Coca-Cola Company (The)                            1,002,405
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           24,000  Coca-Cola Enterprises                           $    499,200
--------------------------------------------------------------------------------
           29,973  Efes Breweries International
                   N.V. GDR (Acquired 10/15/04-
                   11/22/04, Cost $834,498)(2)(3)                       903,686
--------------------------------------------------------------------------------
           85,743  Pepsi Bottling Group Inc.                          2,402,519
--------------------------------------------------------------------------------
           72,700  PepsiCo, Inc.                                      3,628,456
--------------------------------------------------------------------------------
            8,850  Pernod-Ricard SA ORD                               1,320,933
--------------------------------------------------------------------------------
           79,550  SABMiller plc ORD                                  1,313,011
--------------------------------------------------------------------------------
                                                                     12,073,222
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.7%
--------------------------------------------------------------------------------
           44,792  Amgen Inc.(2)                                      2,689,312
--------------------------------------------------------------------------------
            4,170  Applera Corporation-Applied
                   Biosystems Group                                      85,485
--------------------------------------------------------------------------------
           24,700  Biogen Idec Inc.(2)                                1,449,396
--------------------------------------------------------------------------------
           29,900  Celgene Corp.(2)                                     819,858
--------------------------------------------------------------------------------
           15,800  Invitrogen Corp.(2)                                  955,900
--------------------------------------------------------------------------------
           19,400  Neurocrine Biosciences Inc.(2)                       892,400
--------------------------------------------------------------------------------
                                                                      6,892,351
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           22,300  Daikin Industries Ltd. ORD                           589,094
--------------------------------------------------------------------------------
           58,000  Toto Ltd. ORD                                        517,671
--------------------------------------------------------------------------------
            2,463  USG Corp.(2)                                          80,589
--------------------------------------------------------------------------------
                                                                      1,187,354
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.3%
--------------------------------------------------------------------------------
           11,100  Affiliated Managers Group Inc.(2)                    703,518
--------------------------------------------------------------------------------
           37,724  Edwards (A.G.), Inc.                               1,475,008
--------------------------------------------------------------------------------
           16,800  Goldman Sachs Group, Inc.
                   (The)                                              1,759,968
--------------------------------------------------------------------------------
           30,300  Merrill Lynch & Co., Inc.                          1,688,013
--------------------------------------------------------------------------------
           34,000  Morgan Stanley                                     1,725,500
--------------------------------------------------------------------------------
           48,900  Northern Trust Corp.                               2,300,256
--------------------------------------------------------------------------------
           25,453  Raymond James Financial, Inc.                        752,900
--------------------------------------------------------------------------------
           25,364  UBS AG ORD                                         2,050,043
--------------------------------------------------------------------------------
                                                                     12,455,206
--------------------------------------------------------------------------------
CHEMICALS -- 1.3%
--------------------------------------------------------------------------------
           16,560  BASF AG ORD                                        1,114,581
--------------------------------------------------------------------------------
           12,800  BorsodChem Rt. ORD                                   130,200
--------------------------------------------------------------------------------
            9,900  du Pont (E.I.) de Nemours
                   & Co.                                                448,668
--------------------------------------------------------------------------------
           44,788  Georgia Gulf Corporation                           2,578,893
--------------------------------------------------------------------------------
           16,400  Honam Petrochemical
                   Corporation ORD                                      787,950
--------------------------------------------------------------------------------
           24,400  Lyondell Chemical Co.                                684,664
--------------------------------------------------------------------------------
            6,207  Minerals Technologies Inc.                           411,834
--------------------------------------------------------------------------------
           65,379  Monsanto Co.                                       3,008,743
--------------------------------------------------------------------------------
           14,200  PPG Industries, Inc.                                 958,074
--------------------------------------------------------------------------------
           17,000  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                  658,768
--------------------------------------------------------------------------------
        1,802,000  Sinopec Shanghai
                   Petrochemical Company
                   Limited Cl H ORD                                     672,163
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

          246,000  Toray Industries Inc. ORD                       $  1,082,290
--------------------------------------------------------------------------------
                                                                     12,536,828
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 5.5%
--------------------------------------------------------------------------------
           35,080  Alpha Bank A.E. ORD                                1,102,211
--------------------------------------------------------------------------------
           71,610  Anglo Irish Bank Corporation
                   ORD                                                1,622,765
--------------------------------------------------------------------------------
          157,491  Bank of America Corp.                              7,287,110
--------------------------------------------------------------------------------
           41,810  Bank of Ireland ORD                                  639,051
--------------------------------------------------------------------------------
          173,000  Bank of Yokohama Ltd. (The)
                   ORD                                                1,092,119
--------------------------------------------------------------------------------
            3,800  BB&T Corporation                                     161,310
--------------------------------------------------------------------------------
           35,069  Comerica Inc.                                      2,156,744
--------------------------------------------------------------------------------
          848,000  Commerce Asset Holdings
                   Bhd ORD                                            1,084,547
--------------------------------------------------------------------------------
           59,780  Commonwealth Bank of
                   Australia ORD                                      1,450,234
--------------------------------------------------------------------------------
           66,056  Credit Agricole SA ORD                             1,956,073
--------------------------------------------------------------------------------
      264,768,783  Denizbank AS ORD(2)                                  503,087
--------------------------------------------------------------------------------
           91,040  DNB NOR ASA ORD                                      857,488
--------------------------------------------------------------------------------
           32,214  East West BanCorp, Inc.                            1,335,915
--------------------------------------------------------------------------------
           49,876  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                             2,538,251
--------------------------------------------------------------------------------
           60,060  Hana Bank ORD                                      1,597,401
--------------------------------------------------------------------------------
           80,730  HSBC Holdings plc ORD                              1,374,626
--------------------------------------------------------------------------------
           10,060  KBC Bancassurance Holding
                   ORD                                                  749,430
--------------------------------------------------------------------------------
           18,800  KeyCorp                                              625,852
--------------------------------------------------------------------------------
            4,300  Marshall & Ilsley Corp.                              179,267
--------------------------------------------------------------------------------
              130  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                    1,231,001
--------------------------------------------------------------------------------
           86,671  National City Corp.                                3,213,761
--------------------------------------------------------------------------------
           15,700  PNC Financial Services Group                         854,080
--------------------------------------------------------------------------------
           82,786  Powszechna Kasa
                   Oszczednosci Bank Polski SA
                   ORD(2)                                               656,719
--------------------------------------------------------------------------------
        3,814,500  PT Bank Rakyat Indonesia ORD                       1,024,608
--------------------------------------------------------------------------------
           62,280  Royal Bank of Scotland Group
                   plc ORD                                            1,913,845
--------------------------------------------------------------------------------
           17,230  Shinhan Financial Group Co.,
                   Ltd. ORD                                             360,532
--------------------------------------------------------------------------------
           16,980  Societe Generale Cl A ORD                          1,639,574
--------------------------------------------------------------------------------
              130  Sumitomo Mitsui Financial
                   Group Inc. ORD                                       902,734
--------------------------------------------------------------------------------
           20,700  SunTrust Banks, Inc.                               1,475,910
--------------------------------------------------------------------------------
           53,208  U.S. Bancorp                                       1,576,553
--------------------------------------------------------------------------------
           32,854  Unibanco-Uniao de Bancos
                   Brasileiros SA GDR                                   918,926
--------------------------------------------------------------------------------
          625,900  Union Bank of India Limited
                   ORD                                                1,333,378
--------------------------------------------------------------------------------
           75,915  Wachovia Corp.                                     3,928,602
--------------------------------------------------------------------------------
           45,128  Wells Fargo & Co.                                  2,787,557
--------------------------------------------------------------------------------
            6,600  Zions Bancorporation                                 438,900
--------------------------------------------------------------------------------
                                                                     52,570,161
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
--------------------------------------------------------------------------------
           48,684  Cendant Corporation                             $  1,103,666
--------------------------------------------------------------------------------
           54,616  Copart Inc.(2)                                     1,179,706
--------------------------------------------------------------------------------
           10,300  Corporate Executive Board Co.
                   (The)                                                690,924
--------------------------------------------------------------------------------
           56,314  Equifax Inc.                                       1,555,393
--------------------------------------------------------------------------------
           41,600  Monster Worldwide Inc.(2)                          1,172,704
--------------------------------------------------------------------------------
           16,500  R.R. Donnelley & Sons
                   Company                                              572,550
--------------------------------------------------------------------------------
           41,200  Republic Services, Inc. Cl A                       1,297,388
--------------------------------------------------------------------------------
           47,998  Waste Management, Inc.                             1,430,820
--------------------------------------------------------------------------------
                                                                      9,003,151
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
           44,700  AudioCodes Ltd.(2)                                   657,090
--------------------------------------------------------------------------------
          281,262  Cisco Systems Inc.(2)                              5,262,411
--------------------------------------------------------------------------------
           28,600  Comverse Technology, Inc.(2)                         608,322
--------------------------------------------------------------------------------
           22,252  ECI Telecom Ltd.(2)                                  184,692
--------------------------------------------------------------------------------
           19,800  F5 Networks, Inc.(2)                                 852,390
--------------------------------------------------------------------------------
          688,164  Gemtek Technology Corp. ORD                        1,581,004
--------------------------------------------------------------------------------
           97,274  Juniper Networks, Inc.(2)                          2,677,953
--------------------------------------------------------------------------------
          157,523  Motorola, Inc.                                     3,033,893
--------------------------------------------------------------------------------
           18,500  Nokia Oyj ADR                                        299,145
--------------------------------------------------------------------------------
           46,000  QUALCOMM Inc.                                      1,914,520
--------------------------------------------------------------------------------
            7,810  Research In Motion Ltd.(2)                           694,856
--------------------------------------------------------------------------------
           35,100  Scientific-Atlanta, Inc.                           1,039,662
--------------------------------------------------------------------------------
          336,590  Telefonaktiebolaget LM
                   Ericsson B Shares ORD(2)                           1,122,301
--------------------------------------------------------------------------------
                                                                     19,928,239
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.0%
--------------------------------------------------------------------------------
           62,300  Apple Computer, Inc.(2)                            4,177,215
--------------------------------------------------------------------------------
           89,500  Brocade Communications
                   System(2)                                            620,235
--------------------------------------------------------------------------------
           96,378  Dell Inc.(2)                                       3,905,237
--------------------------------------------------------------------------------
          114,100  EMC Corp.(2)                                       1,531,222
--------------------------------------------------------------------------------
           97,794  Hewlett-Packard Co.                                1,955,880
--------------------------------------------------------------------------------
          200,000  High Tech Computer Corp. ORD                         807,203
--------------------------------------------------------------------------------
           54,523  International Business
                   Machines Corp.                                     5,138,247
--------------------------------------------------------------------------------
           11,400  NCR Corp.(2)                                         680,922
--------------------------------------------------------------------------------
                                                                     18,816,161
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.6%
--------------------------------------------------------------------------------
           47,409  ACS, Actividades de
                   Construccion y Servicios, SA
                   ORD                                                  995,579
--------------------------------------------------------------------------------
        1,800,800  E&O Property Development
                   Bhd Cl B ORD(2)                                      329,357
--------------------------------------------------------------------------------
        2,415,258  Empresas ICA Sociedad
                   Controladora SA de CV ORD(2)                         863,743
--------------------------------------------------------------------------------
           24,540  Grupo Ferrovial SA ORD                             1,183,965
--------------------------------------------------------------------------------
           69,700  Hyundai Engineering &
                   Construction Co., Ltd. ORD(2)                        930,219
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

           13,152  Vinci SA ORD                                    $  1,628,292
--------------------------------------------------------------------------------
                                                                      5,931,155
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.4%
--------------------------------------------------------------------------------
           16,760  Lafarge SA ORD                                     1,573,780
--------------------------------------------------------------------------------
           22,500  Martin Marietta Materials, Inc.                    1,130,625
--------------------------------------------------------------------------------
        3,740,000  PT Indocement Tunggal
                   Prakarsa Tbk ORD(2)                                1,201,373
--------------------------------------------------------------------------------
                                                                      3,905,778
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.2%
--------------------------------------------------------------------------------
            3,100  Aeon Credit Service Co. Ltd.
                   ORD                                                  222,192
--------------------------------------------------------------------------------
            9,100  Aiful Corp. ORD                                    1,034,041
--------------------------------------------------------------------------------
           96,513  American Express Co.                               5,376,739
--------------------------------------------------------------------------------
           29,135  Capital One Financial Corp.                        2,289,428
--------------------------------------------------------------------------------
           13,177  CompuCredit Corp.(2)                                 315,853
--------------------------------------------------------------------------------
           15,800  ORIX Corporation ORD                               2,010,198
--------------------------------------------------------------------------------
            2,908  WFS Financial Inc.(2)                                135,309
--------------------------------------------------------------------------------
                                                                     11,383,760
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
          209,720  Amcor Limited ORD                                  1,200,251
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.4%
--------------------------------------------------------------------------------
            6,500  iShares Russell 1000 Growth
                   Index Fund                                           308,750
--------------------------------------------------------------------------------
           30,899  Standard and Poor's 500
                   Depositary Receipt                                 3,640,829
--------------------------------------------------------------------------------
                                                                      3,949,579
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.5%
--------------------------------------------------------------------------------
          265,518  African Bank Investments Ltd.
                   ORD                                                  785,198
--------------------------------------------------------------------------------
           17,700  Chicago Mercantile Exchange
                   Holdings Inc.                                      3,464,067
--------------------------------------------------------------------------------
           98,400  Citigroup Inc.                                     4,403,400
--------------------------------------------------------------------------------
           81,230  ING Groep N.V. ORD                                 2,234,830
--------------------------------------------------------------------------------
           81,000  J.P. Morgan Chase & Co.                            3,049,650
--------------------------------------------------------------------------------
                                                                     13,937,145
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.9%
--------------------------------------------------------------------------------
           15,622  ALLTEL Corp.                                         885,611
--------------------------------------------------------------------------------
           28,959  AT&T Corp.                                           529,950
--------------------------------------------------------------------------------
           51,959  BellSouth Corp.                                    1,393,540
--------------------------------------------------------------------------------
            1,584  CenturyTel Inc.                                       52,145
--------------------------------------------------------------------------------
          184,500  China Netcom Group Corp.
                   Hong Kong Ltd. ORD(2)                                221,886
--------------------------------------------------------------------------------
            9,473  Commonwealth Telephone
                   Enterprise Inc.(2)                                   460,956
--------------------------------------------------------------------------------
           35,000  Deutsche Telekom ORD(2)                              743,366
--------------------------------------------------------------------------------
           23,910  Philippine Long Distance
                   Telephone ORD(2)                                     580,939
--------------------------------------------------------------------------------
           66,078  SBC Communications Inc.                            1,663,183
--------------------------------------------------------------------------------
          140,452  Sprint Corp.                                       3,203,710
--------------------------------------------------------------------------------
          112,970  Tele Norte Leste Participacoes
                   SA ADR                                             1,728,441
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          130,926  Telefonica SA ORD                               $  2,300,462
--------------------------------------------------------------------------------
          103,800  Telenor ASA ORD                                      914,187
--------------------------------------------------------------------------------
           60,720  Verizon Communications                             2,503,486
--------------------------------------------------------------------------------
          298,452  VolgaTelecom ORD                                     913,263
--------------------------------------------------------------------------------
                                                                     18,095,125
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.9%
--------------------------------------------------------------------------------
           56,640  CenterPoint Energy, Inc.                             632,102
--------------------------------------------------------------------------------
        9,464,824  Colbun SA ORD                                      1,244,210
--------------------------------------------------------------------------------
           14,510  E.On AG ORD                                        1,221,334
--------------------------------------------------------------------------------
           52,655  Exelon Corporation                                 2,196,240
--------------------------------------------------------------------------------
           52,365  FirstEnergy Corp.                                  2,211,374
--------------------------------------------------------------------------------
            9,800  FPL Group, Inc.                                      689,234
--------------------------------------------------------------------------------
           17,200  PPL Corporation                                      893,540
--------------------------------------------------------------------------------
           57,400  Reliance Energy Ltd. ORD                             723,176
--------------------------------------------------------------------------------
          288,400  Tenaga Nasional BHD ORD                              857,611
--------------------------------------------------------------------------------
          526,889  Terna SpA ORD                                      1,383,069
--------------------------------------------------------------------------------
           82,791  TXU Corp.                                          5,200,930
--------------------------------------------------------------------------------
           13,400  Wisconsin Energy Corp.                               445,818
--------------------------------------------------------------------------------
                                                                     17,698,638
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
            6,600  American Power Conversion
                   Corp.                                                139,524
--------------------------------------------------------------------------------
          245,791  Elektrim SA ORD(2)                                   428,955
--------------------------------------------------------------------------------
           11,400  Emerson Electric Co.                                 761,748
--------------------------------------------------------------------------------
           62,500  Rockwell Automation Inc.                           2,956,250
--------------------------------------------------------------------------------
           18,590  Schneider SA ORD                                   1,290,991
--------------------------------------------------------------------------------
                                                                      5,577,468
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
--------------------------------------------------------------------------------
            2,451  Amphenol Corp. Cl A(2)                                86,055
--------------------------------------------------------------------------------
           72,147  AVX Corp.                                            908,331
--------------------------------------------------------------------------------
           16,500  Hoya Corp. ORD                                     1,717,866
--------------------------------------------------------------------------------
            5,100  Lipman Electronic Engineering
                   Ltd. ORD                                             145,380
--------------------------------------------------------------------------------
           18,100  Omron Corp. ORD                                      413,980
--------------------------------------------------------------------------------
            8,674  Phoenix PDE Co. Ltd. ORD(2)                          344,810
--------------------------------------------------------------------------------
                                                                      3,616,422
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.7%
--------------------------------------------------------------------------------
            3,506  Baker Hughes Inc.                                    155,421
--------------------------------------------------------------------------------
           36,000  Diamond Offshore Drilling, Inc.                    1,348,560
--------------------------------------------------------------------------------
            4,800  Global SantaFe Corp.                                 150,720
--------------------------------------------------------------------------------
            4,770  Hydril Co.(2)                                        223,761
--------------------------------------------------------------------------------
           46,900  National-Oilwell, Inc.(2)                          1,697,780
--------------------------------------------------------------------------------
           13,600  Noble Corp.(2)                                       658,920
--------------------------------------------------------------------------------
            8,530  Schlumberger Ltd.                                    559,824
--------------------------------------------------------------------------------
            7,164  Tenaris SA ADR                                       361,495
--------------------------------------------------------------------------------
           66,900  Thai Oil plc ORD(2)                                   74,682
--------------------------------------------------------------------------------
           23,700  Weatherford International Ltd.(2)                  1,265,106
--------------------------------------------------------------------------------
                                                                      6,496,269
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.0%
--------------------------------------------------------------------------------
            4,616  7-Eleven Inc.(2)                                $    108,938
--------------------------------------------------------------------------------
           89,605  Cia Brasileira de Distribuicao
                   Grupo Pao de Acucar ADR(2)                         2,179,194
--------------------------------------------------------------------------------
           27,461  Costco Wholesale Corporation                       1,334,605
--------------------------------------------------------------------------------
           49,200  CVS Corp.                                          2,232,204
--------------------------------------------------------------------------------
           38,800  Kroger Co. (The)(2)                                  627,784
--------------------------------------------------------------------------------
          589,500  Lifestyle International Holdings
                   Ltd. ORD                                             917,468
--------------------------------------------------------------------------------
           20,120  Metro AG ORD                                       1,011,898
--------------------------------------------------------------------------------
           36,057  Shoppers Drug Mart
                   Corporation ORD(2)                                 1,132,755
--------------------------------------------------------------------------------
           47,997  Supervalu Inc.                                     1,516,225
--------------------------------------------------------------------------------
          425,340  Tesco plc ORD                                      2,450,731
--------------------------------------------------------------------------------
          381,623  Wal-Mart de Mexico SA de CV,
                   Series V ORD                                       1,308,742
--------------------------------------------------------------------------------
           64,000  Wal-Mart Stores, Inc.                              3,331,840
--------------------------------------------------------------------------------
          237,150  William Morrison
                   Supermarkets plc ORD                               1,019,712
--------------------------------------------------------------------------------
                                                                     19,172,096
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
           20,100  Campbell Soup Company                                573,453
--------------------------------------------------------------------------------
          612,000  China Mengniu Dairy Co. Ltd.
                   ORD(2)                                               472,307
--------------------------------------------------------------------------------
           22,521  Corn Products International Inc.                   1,225,593
--------------------------------------------------------------------------------
            8,580  General Mills, Inc.                                  390,304
--------------------------------------------------------------------------------
           17,800  H.J. Heinz Company                                   661,448
--------------------------------------------------------------------------------
           34,500  Kraft Foods Inc.                                   1,179,900
--------------------------------------------------------------------------------
          123,000  Lian Hwa Food Corp. ORD                               34,368
--------------------------------------------------------------------------------
           24,800  McCormick & Company, Inc.                            903,960
--------------------------------------------------------------------------------
          639,000  Petra Foods Ltd. ORD(2)                              312,145
--------------------------------------------------------------------------------
           32,278  Pilgrim's Pride Corp.                              1,081,313
--------------------------------------------------------------------------------
           37,730  Royal Numico N.V. ORD(2)                           1,343,938
--------------------------------------------------------------------------------
           11,357  Sanderson Farms Inc.                                 423,048
--------------------------------------------------------------------------------
           23,600  Sara Lee Corp.                                       554,128
--------------------------------------------------------------------------------
           69,202  Tyson Foods, Inc. Cl A                             1,134,221
--------------------------------------------------------------------------------
           31,100  Unilever N.V. New York Shares                      1,959,301
--------------------------------------------------------------------------------
                                                                     12,249,427
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.2%
--------------------------------------------------------------------------------
           16,400  AGL Resources Inc.                                   544,316
--------------------------------------------------------------------------------
           23,600  NiSource Inc.                                        514,244
--------------------------------------------------------------------------------
           20,400  WGL Holdings Inc.                                    618,528
--------------------------------------------------------------------------------
                                                                      1,677,088
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
--------------------------------------------------------------------------------
           33,700  Advanced Medical Optics Inc.(2)                    1,401,246
--------------------------------------------------------------------------------
           38,700  Bard (C.R.), Inc.                                  2,318,517
--------------------------------------------------------------------------------
           20,800  Baxter International, Inc.                           658,320
--------------------------------------------------------------------------------
            1,500  Beckman Coulter Inc.                                  98,190
--------------------------------------------------------------------------------
           54,077  Becton Dickinson & Co.                             2,962,338
--------------------------------------------------------------------------------
           50,600  Cooper Companies, Inc. (The)                       3,518,218
--------------------------------------------------------------------------------
           25,100  Cytyc Corp.(2)                                       673,684
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           11,370  Essilor International SA Cie
                   Generale D'Optique ORD                          $    776,750
--------------------------------------------------------------------------------
           10,800  Fisher Scientific International(2)                   610,632
--------------------------------------------------------------------------------
           28,700  Guidant Corp.                                      1,860,621
--------------------------------------------------------------------------------
           75,300  Hospira Inc.(2)                                    2,426,919
--------------------------------------------------------------------------------
           18,127  Intuitive Surgical Inc.(2)                           651,303
--------------------------------------------------------------------------------
           66,000  Medtronic, Inc.                                    3,171,300
--------------------------------------------------------------------------------
           11,603  Mine Safety Appliances
                   Company                                              549,982
--------------------------------------------------------------------------------
          135,460  Smith & Nephew plc ORD                             1,381,076
--------------------------------------------------------------------------------
            8,270  Synthes, Inc. ORD                                    895,584
--------------------------------------------------------------------------------
                                                                     23,954,680
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.4%
--------------------------------------------------------------------------------
           29,600  Aetna Inc.                                         3,507,896
--------------------------------------------------------------------------------
            9,800  AMERIGROUP Corporation(2)                            676,200
--------------------------------------------------------------------------------
           28,676  AmerisourceBergen Corp.                            1,690,163
--------------------------------------------------------------------------------
           17,362  Cardinal Health, Inc.                                907,685
--------------------------------------------------------------------------------
           40,965  CIGNA Corp.                                        2,868,369
--------------------------------------------------------------------------------
           44,207  Diagnosticos da America SA
                   ORD(2)                                               365,319
--------------------------------------------------------------------------------
            9,630  Fresenius Medical Care AG ORD                        751,315
--------------------------------------------------------------------------------
           33,300  HCA Inc.                                           1,312,686
--------------------------------------------------------------------------------
            9,352  Humana Inc.(2)                                       232,117
--------------------------------------------------------------------------------
           20,600  Universal Health Services, Inc.
                   Cl B                                                 937,712
--------------------------------------------------------------------------------
              657  Wellpoint Health Networks Inc.(2)                     82,191
--------------------------------------------------------------------------------
                                                                     13,331,653
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.5%
--------------------------------------------------------------------------------
           77,900  Boyd Gaming Corp.                                  2,863,604
--------------------------------------------------------------------------------
           29,400  Brinker International, Inc.(2)                     1,003,422
--------------------------------------------------------------------------------
           47,500  Carnival Corporation                               2,517,975
--------------------------------------------------------------------------------
        2,848,000  China Travel International
                   Investment Hong Kong
                   Limited ORD                                          860,855
--------------------------------------------------------------------------------
           33,680  Greek Organization of Football
                   Prognostics SA ORD                                   877,376
--------------------------------------------------------------------------------
           19,700  Harrah's Entertainment, Inc.                       1,209,580
--------------------------------------------------------------------------------
           30,500  Hilton Hotels Corporation                            630,130
--------------------------------------------------------------------------------
            2,279  Jack in the Box Inc.(2)                               86,101
--------------------------------------------------------------------------------
          122,830  McDonald's Corporation                             3,775,793
--------------------------------------------------------------------------------
           20,560  Orbis SA ORD                                         155,921
--------------------------------------------------------------------------------
           19,100  Outback Steakhouse, Inc.                             827,030
--------------------------------------------------------------------------------
           14,200  Red Robin Gourmet Burgers
                   Inc.(2)                                              729,170
--------------------------------------------------------------------------------
           26,000  Royal Caribbean Cruises Ltd.                       1,292,200
--------------------------------------------------------------------------------
            5,800  Speedway Motorsports Inc.                            213,092
--------------------------------------------------------------------------------
           12,800  Starwood Hotels & Resorts
                   Worldwide, Inc.                                      669,312
--------------------------------------------------------------------------------
           52,900  Station Casinos Inc.                               3,017,416
--------------------------------------------------------------------------------
           11,400  Wendy's International, Inc.                          406,638
--------------------------------------------------------------------------------
           80,200  WMS Industries Inc.(2)                             2,385,148
--------------------------------------------------------------------------------
                                                                     23,520,763
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.2%
--------------------------------------------------------------------------------
           12,202  American Greetings                              $    324,817
--------------------------------------------------------------------------------
           15,867  Black & Decker Corporation                         1,334,256
--------------------------------------------------------------------------------
           28,963  Desarrolladora Homex SA de
                   CV ADR(2)                                            576,364
--------------------------------------------------------------------------------
           19,300  Garmin Ltd.                                        1,123,646
--------------------------------------------------------------------------------
           50,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                        743,457
--------------------------------------------------------------------------------
           37,900  Newell Rubbermaid Inc.                               874,732
--------------------------------------------------------------------------------
            3,415  NVR, Inc.(2)                                       2,359,423
--------------------------------------------------------------------------------
           37,000  Sharp Corp. ORD                                      593,998
--------------------------------------------------------------------------------
            8,000  Snap-on Incorporated                                 252,880
--------------------------------------------------------------------------------
            3,301  Stanley Works (The)                                  154,355
--------------------------------------------------------------------------------
          346,174  Urbi Desarrollos Urbanos SA
                   de CV ORD(2)                                       1,400,894
--------------------------------------------------------------------------------
           17,800  Whirlpool Corp.                                    1,148,990
--------------------------------------------------------------------------------
                                                                     10,887,812
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
           44,900  Kimberly-Clark Corp.                               2,856,089
--------------------------------------------------------------------------------
          334,745  Kimberly-Clark de Mexico SA
                   de CV Cl A ORD                                     1,116,710
--------------------------------------------------------------------------------
           78,700  Procter & Gamble Co. (The)                         4,208,876
--------------------------------------------------------------------------------
           73,804  Reckitt Benckiser plc ORD                          2,176,296
--------------------------------------------------------------------------------
                                                                     10,357,971
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.7%
--------------------------------------------------------------------------------
            7,500  3M Co.                                               596,925
--------------------------------------------------------------------------------
      200,326,082  Dogan Sirketler Grubu
                   Holdings ORD(2)                                      347,045
--------------------------------------------------------------------------------
          156,700  General Electric Co.                               5,540,912
--------------------------------------------------------------------------------
           74,600  Textron Inc.                                       5,417,452
--------------------------------------------------------------------------------
          130,934  Tyco International Ltd.                            4,447,828
--------------------------------------------------------------------------------
                                                                     16,350,162
--------------------------------------------------------------------------------
INSURANCE -- 2.2%
--------------------------------------------------------------------------------
           22,500  Allstate Corp.                                     1,136,250
--------------------------------------------------------------------------------
            5,703  American Financial Group, Inc.                       179,530
--------------------------------------------------------------------------------
           81,272  American International Group,
                   Inc.                                               5,148,582
--------------------------------------------------------------------------------
           85,057  Axa ORD                                            1,991,928
--------------------------------------------------------------------------------
           37,615  Berkley (W.R.) Corp.                               1,705,840
--------------------------------------------------------------------------------
           12,567  Chubb Corp.                                          957,731
--------------------------------------------------------------------------------
           12,844  First American Financial Corp.
                   (The)                                                423,210
--------------------------------------------------------------------------------
           14,200  Hartford Financial Services
                   Group Inc. (The)                                     908,800
--------------------------------------------------------------------------------
           24,500  Horace Mann Educators Corp.                          465,500
--------------------------------------------------------------------------------
           11,700  Jefferson-Pilot Corp.                                575,523
--------------------------------------------------------------------------------
          771,700  Legal & General Group plc ORD                      1,566,930
--------------------------------------------------------------------------------
           13,900  Loews Corp.                                          971,749
--------------------------------------------------------------------------------
           60,500  Marsh & McLennan Companies
                   Inc.                                               1,729,695
--------------------------------------------------------------------------------
           14,900  MetLife, Inc.                                        581,100
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          100,080  QBE Insurance Group Limited
                   ORD                                             $  1,078,290
--------------------------------------------------------------------------------
           11,309  Safeco Corp.                                         548,147
--------------------------------------------------------------------------------
              858  Selective Insurance Group                             38,430
--------------------------------------------------------------------------------
              625  Stancorp Financial Group Inc.                         49,406
--------------------------------------------------------------------------------
           11,100  Torchmark Corp.                                      609,501
--------------------------------------------------------------------------------
                                                                     20,666,142
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.2%
--------------------------------------------------------------------------------
           16,600  eBay Inc.(2)                                       1,866,670
--------------------------------------------------------------------------------
               50  Rakuten Inc. ORD                                     412,276
--------------------------------------------------------------------------------
                                                                      2,278,946
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.1%
--------------------------------------------------------------------------------
          175,074  Earthlink Inc.(2)                                  1,897,802
--------------------------------------------------------------------------------
           67,700  Openwave Systems Inc.(2)                             892,286
--------------------------------------------------------------------------------
           20,475  United Online, Inc.(2)                               218,468
--------------------------------------------------------------------------------
           46,500  VeriSign, Inc.(2)                                  1,529,850
--------------------------------------------------------------------------------
           16,100  Websense Inc.(2)                                     773,766
--------------------------------------------------------------------------------
          144,586  Yahoo! Inc.(2)                                     5,439,326
--------------------------------------------------------------------------------
                                                                     10,751,498
--------------------------------------------------------------------------------
IT SERVICES -- 1.3%
--------------------------------------------------------------------------------
           28,570  Accenture Ltd. Cl A(2)                               741,106
--------------------------------------------------------------------------------
           15,096  Acxiom Corp.                                         381,778
--------------------------------------------------------------------------------
           11,478  CACI International Inc.(2)                           713,128
--------------------------------------------------------------------------------
           35,600  Cognizant Technology
                   Solutions Corporation(2)                           1,357,428
--------------------------------------------------------------------------------
           45,697  Computer Sciences Corp.(2)                         2,472,207
--------------------------------------------------------------------------------
           11,644  DST Systems, Inc.(2)                                 567,645
--------------------------------------------------------------------------------
           22,700  Electronic Data Systems Corp.                        509,615
--------------------------------------------------------------------------------
           13,300  First Data Corp.                                     546,497
--------------------------------------------------------------------------------
           13,600  Fiserv, Inc.(2)                                      523,736
--------------------------------------------------------------------------------
           19,700  Infosys Technologies Ltd. ADR                      1,416,824
--------------------------------------------------------------------------------
           38,153  Sabre Holdings Corp.                                 880,571
--------------------------------------------------------------------------------
           85,481  Tata Consultancy Services Ltd.
                   ORD                                                2,449,175
--------------------------------------------------------------------------------
                                                                     12,559,710
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           69,000  Asia Optical Co. Inc. ORD                            357,746
--------------------------------------------------------------------------------
           14,100  Brunswick Corp.                                      688,362
--------------------------------------------------------------------------------
           31,336  Eastman Kodak Co.                                  1,025,000
--------------------------------------------------------------------------------
           80,350  O-TA Precision Industry Co
                   Ltd. ORD                                             160,900
--------------------------------------------------------------------------------
                                                                      2,232,008
--------------------------------------------------------------------------------
MACHINERY -- 1.9%
--------------------------------------------------------------------------------
           52,661  Cummins Inc.                                       4,192,869
--------------------------------------------------------------------------------
           86,280  Daewoo Heavy Industries &
                   Machinery Ltd. ORD(2)                                736,958
--------------------------------------------------------------------------------
           30,354  Dover Corp.                                        1,227,819
--------------------------------------------------------------------------------
           10,300  Ingersoll-Rand Company                               766,526
--------------------------------------------------------------------------------
          107,000  Komatsu Ltd. ORD                                     728,471
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

           34,200  Paccar Inc.                                     $  2,671,020
--------------------------------------------------------------------------------
           49,504  Parker-Hannifin Corp.                              3,702,899
--------------------------------------------------------------------------------
           72,000  Pentair, Inc.                                      2,881,440
--------------------------------------------------------------------------------
           32,180  Volvo AB Cl B ORD                                  1,314,887
--------------------------------------------------------------------------------
                                                                     18,222,889
--------------------------------------------------------------------------------
MARINE -- 0.3%
--------------------------------------------------------------------------------
               90  AP Moller - Maersk AS ORD                            735,791
--------------------------------------------------------------------------------
           79,640  Hyundai Merchant Marine ORD(2)                     1,222,311
--------------------------------------------------------------------------------
          939,900  Wan Hai Lines Limited ORD                            933,772
--------------------------------------------------------------------------------
                                                                      2,891,874
--------------------------------------------------------------------------------
MEDIA -- 2.0%
--------------------------------------------------------------------------------
            5,602  ADVO, Inc.                                           196,686
--------------------------------------------------------------------------------
           31,460  Agora SA ORD(2)                                      517,096
--------------------------------------------------------------------------------
          148,798  Disney (Walt) Co.                                  3,999,690
--------------------------------------------------------------------------------
            7,700  Dow Jones & Co. Inc.                                 329,175
--------------------------------------------------------------------------------
            1,270  DreamWorks Animation SKG
                   Inc.(2)                                               46,939
--------------------------------------------------------------------------------
           10,900  Gannett Co., Inc.                                    899,141
--------------------------------------------------------------------------------
           35,800  New York Times Co. (The) Cl A                      1,467,800
--------------------------------------------------------------------------------
           95,910  Pearson plc ORD                                    1,125,393
--------------------------------------------------------------------------------
            9,410  Pixar(2)                                             853,205
--------------------------------------------------------------------------------
           17,859  Regal Entertainment Group                            372,003
--------------------------------------------------------------------------------
          234,540  Time Warner Inc.(2)                                4,153,704
--------------------------------------------------------------------------------
            8,800  Tribune Co.                                          381,656
--------------------------------------------------------------------------------
           49,100  Univision Communications Inc.
                   Cl A(2)                                            1,477,910
--------------------------------------------------------------------------------
           13,000  Valassis Communications, Inc.(2)                     441,350
--------------------------------------------------------------------------------
            9,844  Viacom, Inc. Cl B                                    341,587
--------------------------------------------------------------------------------
           62,940  Vivendi Universal SA ORD(2)                        1,857,109
--------------------------------------------------------------------------------
           20,200  XM Satellite Radio Holdings
                   Inc. Cl A(2)                                         745,582
--------------------------------------------------------------------------------
                                                                     19,206,026
--------------------------------------------------------------------------------
METALS & MINING -- 2.3%
--------------------------------------------------------------------------------
           21,100  Alcoa Inc.                                           716,978
--------------------------------------------------------------------------------
           53,224  Anglo American plc ORD                             1,267,402
--------------------------------------------------------------------------------
           60,557  Antofagasta plc ORD                                1,325,079
--------------------------------------------------------------------------------
           41,910  Arcelor ORD                                          922,992
--------------------------------------------------------------------------------
          220,300  Banpu Public Company
                   Limited ORD                                          866,333
--------------------------------------------------------------------------------
          273,504  BHP Billiton Limited ORD                           3,263,670
--------------------------------------------------------------------------------
           19,373  China Steel Corp. GDR                                424,075
--------------------------------------------------------------------------------
           44,000  Cia Vale do Rio Doce ADR                           1,092,080
--------------------------------------------------------------------------------
           22,486  Compania de Minas
                   Buenaventura SAu ADR                                 528,421
--------------------------------------------------------------------------------
           51,100  Dongkuk Steel Mill Co., Ltd.
                   ORD                                                  940,162
--------------------------------------------------------------------------------
           79,490  Gold Fields Limited ORD                            1,123,418
--------------------------------------------------------------------------------
          159,688  Grupo Mexico SA de CV ORD(2)                         770,668
--------------------------------------------------------------------------------
           10,380  Impala Platinum Holdings
                   Limited ORD                                          885,189
--------------------------------------------------------------------------------
           55,423  Ispat Iscor Limited ORD                              621,195
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          227,000  Jiangxi Copper Co. Ltd. ORD                     $    139,419
--------------------------------------------------------------------------------
          135,713  KGHM Polska Miedz SA ORD(2)                        1,378,015
--------------------------------------------------------------------------------
           21,000  Nucor Corp.                                        1,110,900
--------------------------------------------------------------------------------
           19,049  Phelps Dodge Corp.                                 1,850,228
--------------------------------------------------------------------------------
            4,070  POSCO ORD                                            758,518
--------------------------------------------------------------------------------
           83,000  Sumitomo Metal Mining Co.
                   Ltd. ORD                                             622,309
--------------------------------------------------------------------------------
           15,125  United States Steel Corp.                            791,945
--------------------------------------------------------------------------------
                                                                     21,398,996
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.1%
--------------------------------------------------------------------------------
           21,214  Constellation Energy Group Inc.                      927,052
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.1%
--------------------------------------------------------------------------------
           78,000  Dollar General Corp.                               1,540,500
--------------------------------------------------------------------------------
           30,301  Federated Department Stores,
                   Inc.                                               1,660,495
--------------------------------------------------------------------------------
           25,191  J.C. Penney Co. Inc. Holding
                   Company                                              972,373
--------------------------------------------------------------------------------
            2,530  Kmart Holding Corp.(2)                               260,160
--------------------------------------------------------------------------------
           38,800  Kohl's Corp.(2)                                    1,791,008
--------------------------------------------------------------------------------
           32,900  May Department Stores Co.
                   (The)                                                925,148
--------------------------------------------------------------------------------
           52,170  Next plc ORD                                       1,599,180
--------------------------------------------------------------------------------
           37,100  Target Corporation                                 1,900,261
--------------------------------------------------------------------------------
                                                                     10,649,125
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           52,518  Xerox Corp.(2)                                       804,575
--------------------------------------------------------------------------------
            3,581  Zebra Technologies Corp. Cl A(2)                     180,053
--------------------------------------------------------------------------------
                                                                        984,628
--------------------------------------------------------------------------------
OIL & GAS -- 5.0%
--------------------------------------------------------------------------------
           41,000  Apache Corp.                                       2,216,460
--------------------------------------------------------------------------------
           10,900  BP plc ADR                                           668,715
--------------------------------------------------------------------------------
          336,180  BP plc ORD                                         3,430,719
--------------------------------------------------------------------------------
           93,670  ChevronTexaco Corp.                                5,114,383
--------------------------------------------------------------------------------
           20,689  ConocoPhillips                                     1,882,492
--------------------------------------------------------------------------------
           34,980  EnCana Corp. ORD                                   1,999,110
--------------------------------------------------------------------------------
           69,720  ENI SpA ORD                                        1,711,520
--------------------------------------------------------------------------------
           18,300  EOG Resources Inc.                                 1,373,781
--------------------------------------------------------------------------------
          162,585  Exxon Mobil Corp.                                  8,332,482
--------------------------------------------------------------------------------
          184,000  Formosa Petrochemical Corp.
                   ORD                                                  328,469
--------------------------------------------------------------------------------
           11,200  Frontline Ltd.                                       672,560
--------------------------------------------------------------------------------
           58,011  LUKOIL ORD                                         1,809,943
--------------------------------------------------------------------------------
           22,966  Occidental Petroleum Corp.                         1,382,783
--------------------------------------------------------------------------------
           39,030  PetroKazakhstan Inc. Cl A                          1,639,260
--------------------------------------------------------------------------------
            6,486  Premcor Inc.                                         288,951
--------------------------------------------------------------------------------
           67,100  Reliance Industries Ltd. ORD                         779,189
--------------------------------------------------------------------------------
           59,800  Royal Dutch Petroleum Co.
                   New York Shares                                    3,424,148
--------------------------------------------------------------------------------
            1,493  Ship Finance International Ltd.(2)                    37,400
--------------------------------------------------------------------------------
          522,000  Sinopec Zhenhai Refining &
                   Chemical Co. Ltd. Cl H ORD                           543,848
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

           27,680  Sunoco, Inc.                                    $  2,285,261
--------------------------------------------------------------------------------
           16,500  Teekay Shipping Corp.                                878,790
--------------------------------------------------------------------------------
           17,440  Total SA Cl B ORD                                  3,817,664
--------------------------------------------------------------------------------
           36,128  Valero Energy Corp.                                1,690,429
--------------------------------------------------------------------------------
           32,107  XTO Energy Inc.                                    1,167,089
--------------------------------------------------------------------------------
                                                                     47,475,446
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
            9,399  Georgia-Pacific Corp.                                344,097
--------------------------------------------------------------------------------
           56,198  Louisiana-Pacific Corp.                            1,375,165
--------------------------------------------------------------------------------
           15,079  Potlatch Corp.                                       764,807
--------------------------------------------------------------------------------
           30,290  Weyerhaeuser Co.                                   1,999,140
--------------------------------------------------------------------------------
                                                                      4,483,209
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
           18,482  Alberto-Culver Company Cl B                          855,717
--------------------------------------------------------------------------------
          116,459  Gillette Company                                   5,064,802
--------------------------------------------------------------------------------
                                                                      5,920,519
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.1%
--------------------------------------------------------------------------------
           32,100  Abbott Laboratories                                1,346,916
--------------------------------------------------------------------------------
           53,400  Bristol-Myers Squibb Co.(4)                        1,254,900
--------------------------------------------------------------------------------
           63,200  Chugai Pharmaceutical Co.
                   Ltd. ORD                                             991,288
--------------------------------------------------------------------------------
           21,400  Eli Lilly and Company                              1,141,262
--------------------------------------------------------------------------------
           23,189  First Horizon Pharmaceutical
                   Corporation(2)                                       453,577
--------------------------------------------------------------------------------
            3,900  Gedeon Richter Rt. ORD                               480,309
--------------------------------------------------------------------------------
           24,770  Hanmi Pharm Co. Ltd. ORD                           1,310,520
--------------------------------------------------------------------------------
          155,134  Johnson & Johnson                                  9,357,683
--------------------------------------------------------------------------------
            1,218  Kos Pharmaceuticals, Inc.(2)                          51,850
--------------------------------------------------------------------------------
          111,398  Merck & Co., Inc.                                  3,121,372
--------------------------------------------------------------------------------
           83,559  Novartis AG ORD                                    4,003,792
--------------------------------------------------------------------------------
           16,400  Novo Nordisk A/S Cl B ORD                            871,357
--------------------------------------------------------------------------------
          206,924  Pfizer, Inc.                                       5,746,279
--------------------------------------------------------------------------------
           49,466  Roche Holding AG ORD                               5,209,232
--------------------------------------------------------------------------------
            8,800  Schering-Plough Corp.                                157,080
--------------------------------------------------------------------------------
           24,900  Watson Pharmaceuticals, Inc.(2)                      723,345
--------------------------------------------------------------------------------
          195,000  Yung Shin Pharmaceutical
                   Industries Co., Ltd. ORD                             165,275
--------------------------------------------------------------------------------
           70,768  Zentiva N.V. ORD(2)                                2,057,961
--------------------------------------------------------------------------------
                                                                     38,443,998
--------------------------------------------------------------------------------
REAL ESTATE(1)
--------------------------------------------------------------------------------
            2,923  Host Marriott Corp.                                   45,774
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.8%
--------------------------------------------------------------------------------
           23,700  Burlington Northern Santa Fe
                   Corp.                                              1,067,448
--------------------------------------------------------------------------------
           17,500  Canadian National Railway Co.                      1,014,475
--------------------------------------------------------------------------------
           29,000  Norfolk Southern Corp.                               995,570
--------------------------------------------------------------------------------
           25,614  Union Pacific Corp.                                1,624,952
--------------------------------------------------------------------------------
           56,900  Yellow Roadway Corp.(2)                            3,007,165
--------------------------------------------------------------------------------
                                                                      7,709,610
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT -- 2.3%
--------------------------------------------------------------------------------
           59,500  Altera Corp.(2)                                 $  1,349,460
--------------------------------------------------------------------------------
           70,799  Applied Materials, Inc.(2)                         1,178,095
--------------------------------------------------------------------------------
           31,000  Broadcom Corp.(2)                                  1,008,120
--------------------------------------------------------------------------------
           62,000  Cree, Inc.(2)                                      2,218,360
--------------------------------------------------------------------------------
          104,670  Hynix Semiconductor Inc. ORD(2)                    1,032,731
--------------------------------------------------------------------------------
          390,816  Intel Corp.                                        8,734,739
--------------------------------------------------------------------------------
           42,200  Linear Technology Corp.                            1,610,352
--------------------------------------------------------------------------------
           16,683  MEMC Electronic Materials Inc.(2)                    177,340
--------------------------------------------------------------------------------
           57,700  Microsemi Corporation(2)                           1,027,060
--------------------------------------------------------------------------------
           82,000  Novatek Microelectronics
                   Corp., Ltd. ORD                                      241,850
--------------------------------------------------------------------------------
           34,100  NVIDIA Corp.(2)                                      652,333
--------------------------------------------------------------------------------
          234,862  Powertech Technology Inc. ORD                        473,953
--------------------------------------------------------------------------------
            2,550  Samsung Electronics ORD                            1,056,220
--------------------------------------------------------------------------------
           62,600  Teradyne, Inc.(2)                                  1,067,956
--------------------------------------------------------------------------------
                                                                     21,828,569
--------------------------------------------------------------------------------
SOFTWARE -- 3.7%
--------------------------------------------------------------------------------
           35,100  Adobe Systems Inc.                                 2,125,656
--------------------------------------------------------------------------------
           29,270  Amdocs Ltd.(2)                                       756,630
--------------------------------------------------------------------------------
            1,851  BMC Software Inc.(2)                                  34,392
--------------------------------------------------------------------------------
           57,000  Borland Software Corp.(2)                            666,330
--------------------------------------------------------------------------------
           81,400  Citrix Systems, Inc.(2)                            1,921,854
--------------------------------------------------------------------------------
           33,700  Cognos, Inc.(2)                                    1,327,443
--------------------------------------------------------------------------------
           59,600  Internet Security Systems(2)                       1,442,916
--------------------------------------------------------------------------------
           70,500  McAfee Inc.(2)                                     2,037,450
--------------------------------------------------------------------------------
          282,685  Microsoft Corporation                              7,578,784
--------------------------------------------------------------------------------
            2,300  Nintendo Co., Ltd. ORD                               276,541
--------------------------------------------------------------------------------
           66,545  Novell, Inc.(2)                                      405,925
--------------------------------------------------------------------------------
           57,419  Oracle Corp.(2)                                      726,925
--------------------------------------------------------------------------------
           46,284  RADWARE Limited(2)                                 1,176,076
--------------------------------------------------------------------------------
           28,403  Reynolds & Reynolds Co. Cl A                         674,003
--------------------------------------------------------------------------------
           30,900  SAP AG ADR                                         1,375,050
--------------------------------------------------------------------------------
           12,060  SAP AG ORD                                         2,155,092
--------------------------------------------------------------------------------
           17,100  Shanda Interactive
                   Entertainment Ltd. ADR(2)                            686,565
--------------------------------------------------------------------------------
           53,200  Symantec Corp.(2)                                  3,394,691
--------------------------------------------------------------------------------
           53,400  Synopsys, Inc.(2)                                    941,442
--------------------------------------------------------------------------------
          283,400  TIBCO Software Inc.(2)                             3,259,100
--------------------------------------------------------------------------------
           12,500  Trend Micro Inc. ORD                                 655,563
--------------------------------------------------------------------------------
           49,800  Veritas Software Corp.(2)                          1,090,620
--------------------------------------------------------------------------------
                                                                     34,709,048
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.3%
--------------------------------------------------------------------------------
           53,979  American Eagle Outfitters, Inc.                    2,254,703
--------------------------------------------------------------------------------
            7,013  Barnes & Noble Inc.(2)                               189,912
--------------------------------------------------------------------------------
           20,200  Blockbuster Inc. Cl B                                160,388
--------------------------------------------------------------------------------
           24,300  Carmax, Inc.(2)                                      676,755
--------------------------------------------------------------------------------
            2,974  Circuit City Stores-Circuit City
                   Group                                                 46,365
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

          188,000  Esprit Holdings Limited ORD                     $  1,034,960
--------------------------------------------------------------------------------
            7,400  Fast Retailing Company
                   Limited ORD                                          556,985
--------------------------------------------------------------------------------
            5,513  GameStop Corp.(2)                                    116,986
--------------------------------------------------------------------------------
           86,201  Home Depot, Inc.                                   3,598,891
--------------------------------------------------------------------------------
           14,877  Men's Wearhouse, Inc. (The)(2)                       470,857
--------------------------------------------------------------------------------
           26,422  Ross Stores, Inc.                                    710,752
--------------------------------------------------------------------------------
            5,200  Sherwin-Williams Co.                                 231,920
--------------------------------------------------------------------------------
           30,300  Urban Outfitters Inc.(2)                           1,287,750
--------------------------------------------------------------------------------
           23,300  Weight Watchers
                   International Inc.(2)                                923,845
--------------------------------------------------------------------------------
                                                                     12,261,069
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
--------------------------------------------------------------------------------
            4,780  Adidas-Salomon AG ORD                                749,284
--------------------------------------------------------------------------------
           28,430  Compagnie Financiere
                   Richemont AG A Shares ORD                            864,502
--------------------------------------------------------------------------------
           17,100  Deckers Outdoor Corp.(2)                             744,192
--------------------------------------------------------------------------------
           16,299  Jones Apparel Group, Inc.                            579,103
--------------------------------------------------------------------------------
           12,700  Liz Claiborne, Inc.                                  521,589
--------------------------------------------------------------------------------
           14,100  NIKE, Inc. Cl B                                    1,193,706
--------------------------------------------------------------------------------
           17,700  Pantaloon Retail India Ltd. ORD(2)                   224,054
--------------------------------------------------------------------------------
            4,510  Puma AG Rudolf Dassler Sport
                   ORD                                                1,242,666
--------------------------------------------------------------------------------
           10,900  Reebok International Ltd.                            423,792
--------------------------------------------------------------------------------
           13,422  VF Corp.                                             724,654
--------------------------------------------------------------------------------
                                                                      7,267,542
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.1%
--------------------------------------------------------------------------------
           67,288  Countrywide Financial
                   Corporation                                        2,234,634
--------------------------------------------------------------------------------
           58,300  Freddie Mac                                        3,979,558
--------------------------------------------------------------------------------
            4,777  Fremont General Corp.                                113,693
--------------------------------------------------------------------------------
           37,700  MGIC Investment Corp.                              2,563,600
--------------------------------------------------------------------------------
           39,630  W Holding Company, Inc.                              872,653
--------------------------------------------------------------------------------
           27,100  Washington Mutual, Inc.                            1,103,241
--------------------------------------------------------------------------------
                                                                     10,867,379
--------------------------------------------------------------------------------
TOBACCO -- 0.2%
--------------------------------------------------------------------------------
           21,600  Altria Group Inc.                                  1,241,784
--------------------------------------------------------------------------------
            4,210  Reynolds American Inc.                               318,402
--------------------------------------------------------------------------------
                                                                      1,560,186
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
--------------------------------------------------------------------------------
          175,000  Mitsui & Co. Ltd. ORD                              1,516,050
--------------------------------------------------------------------------------
           19,981  MSC Industrial Direct Co.                            711,723
--------------------------------------------------------------------------------
           43,500  Wolseley plc ORD                                     749,007
--------------------------------------------------------------------------------
                                                                      2,976,780
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
--------------------------------------------------------------------------------
          806,000  Cosco Pacific Limited ORD                          1,446,209
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
--------------------------------------------------------------------------------
          240,400  Alamosa Holdings Inc.(2)                           2,620,360
--------------------------------------------------------------------------------
           33,820  America Movil SA de CV
                   Series L ADR                                       1,579,732
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

          373,000  Digi.Com Bhd ORD(2)                             $    534,961
--------------------------------------------------------------------------------
            8,873  Mobile Telesystems ADR                             1,230,774
--------------------------------------------------------------------------------
           55,385  MobiNil - Egyptian Company
                   Mobile Services ORD                                1,041,060
--------------------------------------------------------------------------------
           12,784  Nextel Communications, Inc.(2)                       363,833
--------------------------------------------------------------------------------
          106,000  NII Holdings Inc. Cl B(2)                          4,585,560
--------------------------------------------------------------------------------
           16,230  Orascom Telecom Holding Sae
                   ORD(2)                                               555,861
--------------------------------------------------------------------------------
           21,600  Vodafone Group plc ADR                               589,032
--------------------------------------------------------------------------------
          750,140  Vodafone Group plc ORD                             2,035,648
--------------------------------------------------------------------------------
                                                                     15,136,821
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $623,053,040)                                                 730,251,402
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.1%

METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
           30,800  Usinas Siderurgicas de Minas
                   Gerais SA Cl A ORD
(Cost $285,560)                                                         621,885
--------------------------------------------------------------------------------
CORPORATE BONDS -- 7.5%

AEROSPACE & DEFENSE(1)
--------------------------------------------------------------------------------
      $   300,000  K&F Acquisition Inc., 7.75%,
                   11/15/14 (Acquired 11/5/04,
                   Cost $309,750)(3)                                    308,250
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
          110,000  Dana Corp., 6.50%, 3/1/09                            116,325
--------------------------------------------------------------------------------
           69,767  Dana Corp., 9.00%, 8/15/11                            84,069
--------------------------------------------------------------------------------
          375,000  Tenneco Automotive Inc.,
                   8.625%, 11/15/14 (Acquired
                   11/9/04, Cost $384,844)(3)                           391,875
--------------------------------------------------------------------------------
          201,000  TRW Automotive Inc., 9.375%,
                   2/15/13                                              235,170
--------------------------------------------------------------------------------
                                                                        827,439
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.1%
--------------------------------------------------------------------------------
          340,000  DaimlerChrysler N.A. Holding
                   Corp., 7.30%, 1/15/12                                382,700
--------------------------------------------------------------------------------
          200,000  General Motors Acceptance
                   Corp., 6.75%, 12/1/14                                197,635
--------------------------------------------------------------------------------
                                                                        580,335
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          270,000  Foster's Finance Corp., 4.875%,
                   10/1/14 (Acquired 10/1/04,
                   Cost $267,270)(3)                                    265,846
--------------------------------------------------------------------------------
          250,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $251,108)(3)                            251,575
--------------------------------------------------------------------------------
                                                                        517,421
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          500,000  Maax Corp., 9.75%, 6/15/12
                   (Acquired 5/27/04, Cost
                   $512,500)(3)                                         547,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   125,000  THL Buildco Inc., 8.50%,
                   9/1/14 (Acquired 8/12/04,
                   Cost $125,000)(3)                               $    135,000
--------------------------------------------------------------------------------
                                                                        682,500
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.2%
--------------------------------------------------------------------------------
          200,000  Credit Suisse First Boston
                   USA Inc., VRN, 2.19%,
                   12/19/04, resets quarterly off
                   the 3-month LIBOR plus
                   0.28% with no caps                                   200,788
--------------------------------------------------------------------------------
          500,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                      505,622
--------------------------------------------------------------------------------
          300,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       297,825
--------------------------------------------------------------------------------
          150,000  Morgan Stanley, 4.25%,
                   5/15/10                                              149,643
--------------------------------------------------------------------------------
          250,000  Refco Finance Holdings LLC,
                   9.00%, 8/1/12 (Acquired
                   7/22/04, Cost $250,000)(3)                           273,750
--------------------------------------------------------------------------------
                                                                      1,427,628
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
--------------------------------------------------------------------------------
          250,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      265,000
--------------------------------------------------------------------------------
          500,000  Huntsman International
                   Holdings LLC, 13.17%,
                   12/31/09(5)                                          281,250
--------------------------------------------------------------------------------
          450,000  Lyondell Chemical Co., 9.50%,
                   12/15/08                                             492,750
--------------------------------------------------------------------------------
          500,000  United Industries Corp.,
                   9.875%, 4/1/09                                       525,000
--------------------------------------------------------------------------------
                                                                      1,564,000
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.3%
--------------------------------------------------------------------------------
          650,000  Bank of America Corp.,
                   4.375%, 12/1/10                                      649,306
--------------------------------------------------------------------------------
        1,000,000  SouthTrust Corp., 5.80%,
                   6/15/14                                            1,050,260
--------------------------------------------------------------------------------
          830,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                              814,867
--------------------------------------------------------------------------------
                                                                      2,514,433
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
          350,000  Allied Waste North America,
                   Inc., 6.375%, 4/15/11                                332,500
--------------------------------------------------------------------------------
          200,000  Allied Waste North America,
                   Inc., Series 1998 B, 7.625%,
                   1/1/06                                               206,500
--------------------------------------------------------------------------------
          275,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        303,188
--------------------------------------------------------------------------------
          425,000  Cenveo Corp., 7.875%,
                   12/1/13                                              403,750
--------------------------------------------------------------------------------
          100,000  R.R. Donnelley & Sons Co.,
                   3.75%, 4/1/09                                         98,135
--------------------------------------------------------------------------------
          260,000  Waste Management Inc.,
                   7.00%, 7/15/28                                       286,796
--------------------------------------------------------------------------------
                                                                      1,630,869
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.1%
--------------------------------------------------------------------------------
      $   500,000  Xerox Corp., 6.875%, 8/15/11                    $    531,250
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING(1)
--------------------------------------------------------------------------------
           16,000  URS Corp., 12.25%, 5/1/09                             17,120
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS(1)
--------------------------------------------------------------------------------
          225,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       258,750
--------------------------------------------------------------------------------
CONSUMER FINANCE(1)
--------------------------------------------------------------------------------
          200,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                202,329
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
          250,000  Ball Corp., 7.75%, 8/1/06                            265,000
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12 (Acquired
                   9/30/04, Cost $254,063)(3)                           261,250
--------------------------------------------------------------------------------
          350,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14 (Acquired
                   9/29/04, Cost $357,875)(3)                           367,500
--------------------------------------------------------------------------------
                                                                        893,750
--------------------------------------------------------------------------------
DISTRIBUTORS(1)
--------------------------------------------------------------------------------
          375,000  Amscan Holdings Inc., 8.75%,
                   5/1/14                                               377,813
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.1%
--------------------------------------------------------------------------------
           34,800  iShares GS $ InvesTop
                   Corporate Bond Fund(6)                             3,857,580
--------------------------------------------------------------------------------
        5,860,466  Lehman Brothers TRAINS(SM),
                   Series 2004-1, 8.21%, 8/1/15
                   (Acquired 5/18/04, Cost
                   $5,904,420)(3)                                     6,339,728
--------------------------------------------------------------------------------
          777,000  Morgan Stanley TRACERS(SM),
                   7.72%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $821,178)(3)                                         928,499
--------------------------------------------------------------------------------
                                                                     11,125,807
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
          300,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             305,709
--------------------------------------------------------------------------------
          260,000  CIT Group Inc., 5.125%,
                   9/30/14                                              257,507
--------------------------------------------------------------------------------
        1,090,000  Citigroup Inc., 5.00%, 9/15/14
                   (Acquired 4/23/03-9/9/04,
                   Cost $1,074,124)(3)                                1,084,622
--------------------------------------------------------------------------------
          250,000  Ford Motor Credit Co., 5.80%,
                   1/12/09                                              254,987
--------------------------------------------------------------------------------
          450,000  Ford Motor Credit Co., 7.375%,
                   10/28/09                                             483,610
--------------------------------------------------------------------------------
          350,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                        390,811
--------------------------------------------------------------------------------
                                                                      2,777,246
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
          250,000  British Telecommunications
                   plc, 7.00%, 5/23/07                                  268,813
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   420,000  Deutsche Telekom International
                   Finance BV, 8.50%, 6/15/10                      $    498,377
--------------------------------------------------------------------------------
          150,000  Deutsche Telekom International
                   Finance BV, 5.25%, 7/22/13                           152,363
--------------------------------------------------------------------------------
          100,000  France Telecom, 8.50%, 3/1/11                        118,787
--------------------------------------------------------------------------------
          125,000  Intelsat Ltd., 6.50%, 11/1/13                        106,734
--------------------------------------------------------------------------------
          400,000  Qwest Capital Funding Inc.,
                   7.75%, 8/15/06                                       416,000
--------------------------------------------------------------------------------
          450,000  Qwest Services Corp., 14.00%,
                   12/15/10 (Acquired 7/24/03-
                   8/11/04, Cost $509,938)(3)                           535,500
--------------------------------------------------------------------------------
          220,000  SBC Communications Inc.,
                   5.10%, 9/15/14                                       218,445
--------------------------------------------------------------------------------
          450,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              544,398
--------------------------------------------------------------------------------
          440,000  Telecom Italia Capital SA,
                   4.95%, 9/30/14 (Acquired
                   9/28/04-10/29/04, Cost
                   $437,144)(3)                                         425,935
--------------------------------------------------------------------------------
                                                                      3,285,352
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          380,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 407,711
--------------------------------------------------------------------------------
          350,000  FirstEnergy Corp., 6.45%,
                   11/15/11                                             376,669
--------------------------------------------------------------------------------
          300,000  MSW Energy Holdings LLC,
                   8.50%, 9/1/10                                        331,500
--------------------------------------------------------------------------------
          400,000  NRG Energy Inc., 8.00%,
                   12/15/13 (Acquired 12/19/03,
                   Cost $414,000)(3)                                    444,000
--------------------------------------------------------------------------------
          250,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        252,827
--------------------------------------------------------------------------------
          200,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              217,219
--------------------------------------------------------------------------------
          200,000  Virginia Electric and Power Co.,
                   5.25%, 12/15/15                                      200,961
--------------------------------------------------------------------------------
                                                                      2,230,887
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
--------------------------------------------------------------------------------
          455,000  Solectron Corp., 9.625%,
                   2/15/09                                              503,913
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          275,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                      290,813
--------------------------------------------------------------------------------
          400,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     436,000
--------------------------------------------------------------------------------
          625,000  Newpark Resources, 8.625%,
                   12/15/07                                             635,937
--------------------------------------------------------------------------------
                                                                      1,362,750
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.1%
--------------------------------------------------------------------------------
          200,000  CVS Corp., 4.00%, 9/15/09                            198,230
--------------------------------------------------------------------------------
          350,000  Safeway Inc., 6.50%, 3/1/11                          380,379
--------------------------------------------------------------------------------
          200,000  Stater Brothers Holdings,
                   8.125%, 6/15/12                                      212,000
--------------------------------------------------------------------------------
                                                                        790,609
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
      $   350,000  Cadbury Schweppes US
                   Finance LLC, 5.125%, 10/1/13
                   (Acquired 9/22/03-10/8/03,
                   Cost $348,086)(3)                               $    352,198
--------------------------------------------------------------------------------
          250,000  Hines Nurseries Inc., 10.25%,
                   10/1/11                                              274,375
--------------------------------------------------------------------------------
                                                                        626,573
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          300,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               330,837
--------------------------------------------------------------------------------
          275,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                      302,500
--------------------------------------------------------------------------------
          275,000  Universal Hospital Services Inc.,
                   10.125%, 11/1/11                                     291,500
--------------------------------------------------------------------------------
                                                                        924,837
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Alliance Imaging Inc.,
                   10.375%, 4/15/11                                     560,000
--------------------------------------------------------------------------------
          350,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13                                      380,625
--------------------------------------------------------------------------------
          250,000  Mariner Health Care Inc.,
                   8.25%, 12/15/13 (Acquired
                   2/6/04, Cost $250,938)(3)                            300,488
--------------------------------------------------------------------------------
                                                                      1,241,113
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
--------------------------------------------------------------------------------
          325,000  Equinox Holdings Inc., 9.00%,
                   12/15/09                                             346,125
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc., 8.125%,
                   6/1/12 (Acquired 9/15/04,
                   Cost $511,250)(3)                                    532,499
--------------------------------------------------------------------------------
          250,000  Hollywood Casino Shreveport
                   Corp., 13.00%, 8/1/06(2)(12)                         212,813
--------------------------------------------------------------------------------
          350,000  Intrawest Corp., 7.50%,
                   10/15/13 (Acquired 9/22/04,
                   Cost $361,813)(3)                                    374,500
--------------------------------------------------------------------------------
          500,000  Isle of Capri Casinos Inc.,
                   7.00%, 3/1/14                                        524,999
--------------------------------------------------------------------------------
          300,000  MGM Mirage, 6.00%, 10/1/09                           308,625
--------------------------------------------------------------------------------
          375,000  Park Place Entertainment
                   Corp., 9.375%, 2/15/07                               413,438
--------------------------------------------------------------------------------
          125,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                      134,219
--------------------------------------------------------------------------------
          275,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      303,188
--------------------------------------------------------------------------------
          375,000  Resorts International Hotel and
                   Casino Inc., 11.50%, 3/15/09                         442,500
--------------------------------------------------------------------------------
          200,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                      217,750
--------------------------------------------------------------------------------
          225,000  Six Flags Inc., 8.875%, 2/1/10                       227,250
--------------------------------------------------------------------------------
          200,000  Six Flags Inc., 9.75%, 4/15/13                       199,000
--------------------------------------------------------------------------------
          225,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               258,750
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   425,000  Trump Holdings & Funding,
                   12.625%, 3/15/10                                $    461,125
--------------------------------------------------------------------------------
          225,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10                                      257,625
--------------------------------------------------------------------------------
          450,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                              553,016
--------------------------------------------------------------------------------
                                                                      5,767,422
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
          500,000  Atrium Companies Inc.,
                   Series B, 10.50%, 5/1/09                             527,500
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      138,125
--------------------------------------------------------------------------------
          100,000  KB Home, 9.50%, 2/15/11                              111,000
--------------------------------------------------------------------------------
          500,000  KB Home, 6.375%, 8/15/11
                   (Acquired 9/24/04, Cost
                   $528,125)(3)                                         521,250
--------------------------------------------------------------------------------
          275,000  Meritage Corporation, 9.75%,
                   6/1/11                                               307,313
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14                                              451,563
--------------------------------------------------------------------------------
          225,000  Standard-Pacific Corp., 9.25%,
                   4/15/12                                              262,688
--------------------------------------------------------------------------------
          500,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     561,249
--------------------------------------------------------------------------------
          200,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                       226,000
--------------------------------------------------------------------------------
                                                                      3,106,688
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS(1)
--------------------------------------------------------------------------------
          300,000  Dial Corp., 7.00%, 8/15/06                           317,873
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
--------------------------------------------------------------------------------
          190,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       188,458
--------------------------------------------------------------------------------
          300,000  General Electric Co., 5.00%,
                   2/1/13                                               305,059
--------------------------------------------------------------------------------
                                                                        493,517
--------------------------------------------------------------------------------
INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          350,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $349,314)(3)                                         353,304
--------------------------------------------------------------------------------
          300,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                       312,476
--------------------------------------------------------------------------------
          300,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $299,994)(3)                            299,802
--------------------------------------------------------------------------------
                                                                        965,582
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(1)
--------------------------------------------------------------------------------
           50,000  IAC/InterActiveCorp, 7.00%,
                   1/15/13                                               54,631
--------------------------------------------------------------------------------
MACHINERY(1)
--------------------------------------------------------------------------------
          375,000  Key Components, Inc., 10.50%,
                   6/1/08                                               389,063
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MEDIA -- 0.7%
--------------------------------------------------------------------------------
      $   400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12 (Acquired
                   3/30/04, Cost $400,000)(3)                      $    428,000
--------------------------------------------------------------------------------
          325,000  Cadmus Communications Corp.,
                   8.375%, 6/15/14                                      354,250
--------------------------------------------------------------------------------
          275,000  Charter Communications
                   Holdings LLC, 9.92%, 4/1/11(7)                       227,563
--------------------------------------------------------------------------------
          150,000  Charter Communications
                   Holdings LLC, VRN, 0.00%,
                   1/15/05(7)                                           132,375
--------------------------------------------------------------------------------
          500,000  Cinemark Inc., VRN, 0.00%,
                   3/15/09(7)                                           370,000
--------------------------------------------------------------------------------
          210,000  Clear Channel Communications
                   Inc., 4.25%, 5/15/09                                 207,093
--------------------------------------------------------------------------------
          340,000  Clear Channel Communications
                   Inc., 5.00%, 3/15/12                                 334,641
--------------------------------------------------------------------------------
          300,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                               331,299
--------------------------------------------------------------------------------
           40,000  Comcast Cable
                   Communications Holdings Inc.,
                   8.375%, 3/15/13                                       48,539
--------------------------------------------------------------------------------
          500,000  Comcast Corp., 5.50%,
                   3/15/11                                              522,003
--------------------------------------------------------------------------------
          350,000  CSC Holdings Inc., 7.875%,
                   12/15/07                                             374,500
--------------------------------------------------------------------------------
          250,000  CSC Holdings Inc., 6.75%,
                   4/15/12 (Acquired 8/5/04,
                   Cost $241,250)(3)                                    256,250
--------------------------------------------------------------------------------
          250,000  Dex Media Inc., 8.00%,
                   11/15/13                                             269,063
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., VRN, 0.00%,
                   11/15/08(7)                                          386,250
--------------------------------------------------------------------------------
          500,000  Echostar DBS Corp., 6.375%,
                   10/1/11                                              513,749
--------------------------------------------------------------------------------
          300,000  Imax Corp., 9.625%, 12/1/10                          322,500
--------------------------------------------------------------------------------
          250,000  Interpublic Group of Cos Inc.,
                   6.25%, 11/15/14                                      248,384
--------------------------------------------------------------------------------
          225,000  Mediacom LLC, 9.50%,
                   1/15/13                                              221,063
--------------------------------------------------------------------------------
          100,000  News America Holdings,
                   7.75%, 1/20/24                                       116,618
--------------------------------------------------------------------------------
          500,000  PanAmSat Corp., 9.00%,
                   8/15/14 (Acquired 9/24/04,
                   Cost $528,750)(3)                                    537,499
--------------------------------------------------------------------------------
          500,000  Primedia Inc., 8.875%,
                   5/15/11                                              517,499
--------------------------------------------------------------------------------
          300,000  Walt Disney Company, 5.50%,
                   12/29/06                                             313,220
--------------------------------------------------------------------------------
                                                                      7,032,358
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13                            400,750
--------------------------------------------------------------------------------
          150,000  Massey Energy Co., 6.625%,
                   11/15/10                                             156,750
--------------------------------------------------------------------------------
                                                                        557,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.1%
--------------------------------------------------------------------------------
      $   300,000  AES Corp. (The), 8.875%,
                   2/15/11                                         $    344,250
--------------------------------------------------------------------------------
          500,000  AES Corp. (The), 8.75%,
                   5/15/13 (Acquired 5/14/04,
                   Cost $510,000)(3)                                    568,750
--------------------------------------------------------------------------------
          300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      301,128
--------------------------------------------------------------------------------
                                                                      1,214,128
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
          150,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07
                   (Acquired 7/13/04, Cost
                   $149,801)(3)                                         150,092
--------------------------------------------------------------------------------
          350,000  May Department Stores Co.
                   (The), 4.80%, 7/15/09
                   (Acquired 7/13/04-7/15/04,
                   Cost $350,957)(3)                                    354,702
--------------------------------------------------------------------------------
                                                                        504,794
--------------------------------------------------------------------------------
OIL & GAS -- 0.5%
--------------------------------------------------------------------------------
          500,000  Citgo Petroleum Corp., 6.00%,
                   10/15/11 (Acquired 10/25/04,
                   Cost $503,750)(3)                                    507,500
--------------------------------------------------------------------------------
          300,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               296,589
--------------------------------------------------------------------------------
          350,000  El Paso Corp., 7.875%, 6/15/12                       362,250
--------------------------------------------------------------------------------
          540,000  Enterprise Products Operating
                   L.P., 4.625%, 10/15/09
                   (Acquired 10/8/04-10/15/04,
                   Cost $545,285)(3)                                    537,171
--------------------------------------------------------------------------------
          200,000  Enterprise Products Operating
                   L.P., 5.60%, 10/15/14
                   (Acquired 10/4/04, Cost
                   $201,244)(3)                                         199,753
--------------------------------------------------------------------------------
          550,000  Forest Oil Corp., 7.75%, 5/1/14                      600,875
--------------------------------------------------------------------------------
          290,000  Kerr-McGee Corp., 6.875%,
                   9/15/11                                              324,793
--------------------------------------------------------------------------------
           90,000  Magellan Midstream Partners,
                   5.65%, 10/15/16                                       90,032
--------------------------------------------------------------------------------
          389,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 447,350
--------------------------------------------------------------------------------
          300,000  Pacific Energy Partners L.P./
                   Pacific Energy Finance Corp.,
                   7.125%, 6/15/14                                      324,000
--------------------------------------------------------------------------------
          225,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      241,875
--------------------------------------------------------------------------------
          300,000  Williams Companies Inc.,
                   8.125%, 3/15/12                                      348,000
--------------------------------------------------------------------------------
          300,000  XTO Energy Inc., 6.25%,
                   4/15/13                                              325,682
--------------------------------------------------------------------------------
                                                                      4,605,870
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          475,000  Georgia-Pacific Corp., 7.70%,
                   6/15/15                                              543,875
--------------------------------------------------------------------------------
          250,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14                                       260,625
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   300,000  Tembec Industries Inc., 7.75%,
                   3/15/12                                         $    288,750
--------------------------------------------------------------------------------
                                                                      1,093,250
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(1)
--------------------------------------------------------------------------------
          325,000  WH Holdings Ltd./WH Capital
                   Corp., 9.50%, 4/1/11                                 359,125
--------------------------------------------------------------------------------
PHARMACEUTICALS(1)
--------------------------------------------------------------------------------
          100,000  Schering-Plough Corp., 5.30%,
                   12/1/13                                              103,099
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
          300,000  Canadian National Railway Co.,
                   6.25%, 8/1/34                                        316,031
--------------------------------------------------------------------------------
          200,000  Norfolk Southern Corp., 7.80%,
                   5/15/27                                              243,806
--------------------------------------------------------------------------------
          300,000  Norfolk Southern Corp., 7.05%,
                   5/1/37                                               343,941
--------------------------------------------------------------------------------
                                                                        903,778
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(1)
--------------------------------------------------------------------------------
          500,000  Amkor Technology Inc., 7.75%,
                   5/15/13                                              443,750
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.1%
--------------------------------------------------------------------------------
          350,000  Asbury Automotive Group Inc.,
                   9.00%, 6/15/12                                       372,750
--------------------------------------------------------------------------------
          200,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                                      218,000
--------------------------------------------------------------------------------
          275,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             259,875
--------------------------------------------------------------------------------
          225,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      252,563
--------------------------------------------------------------------------------
                                                                      1,103,188
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS(1)
--------------------------------------------------------------------------------
          200,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      212,000
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.3%
--------------------------------------------------------------------------------
        2,000,000  Fannie Mae, VRN, 1.78%,
                   12/11/04, resets quarterly off
                   the 3-month LIBOR minus
                   0.09% with no caps                                 1,999,782
--------------------------------------------------------------------------------
          300,000  Washington Mutual Bank,
                   5.50%, 1/15/13                                       307,375
--------------------------------------------------------------------------------
          220,000  Washington Mutual Bank,
                   5.125%, 1/15/15                                      215,541
--------------------------------------------------------------------------------
                                                                      2,522,698
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
          550,000  United Rentals North America
                   Inc., 6.50%, 2/15/12                                 541,750
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
          300,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                       351,315
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       552,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   300,000  Nextel Partners Inc., 8.125%,
                   7/1/11                                          $    331,500
--------------------------------------------------------------------------------
          300,000  Rogers Wireless
                   Communications Inc., 7.25%,
                   12/15/12 (Acquired 11/19/04,
                   Cost $312,000)(3)(8)                                 313,125
--------------------------------------------------------------------------------
          325,000  Ubiquitel Inc., 9.875%, 3/1/11                       358,313
--------------------------------------------------------------------------------
                                                                      1,906,753
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $68,772,502)                                                   71,401,791
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(9) -- 5.2%

        2,100,000  FHLMC, 5.00%, settlement
                   date 12/16/04(8)                                   2,126,905
--------------------------------------------------------------------------------
            5,693  FHLMC, 6.50%, 12/1/12                                  6,036
--------------------------------------------------------------------------------
           73,285  FHLMC, 7.00%, 6/1/14                                  77,710
--------------------------------------------------------------------------------
        1,427,548  FHLMC, 4.50%, 1/1/19                               1,421,234
--------------------------------------------------------------------------------
           14,417  FHLMC, 7.00%, 8/1/29                                  15,308
--------------------------------------------------------------------------------
          101,193  FHLMC, 8.00%, 7/1/30                                 109,795
--------------------------------------------------------------------------------
          617,186  FHLMC, 5.50%, 12/1/33                                625,624
--------------------------------------------------------------------------------
        8,088,000  FNMA, 5.50%, settlement
                   date 12/13/04(8)                                   8,181,513
--------------------------------------------------------------------------------
       10,345,700  FNMA, 6.00%, settlement
                   date 12/13/04(8)                                  10,678,707
--------------------------------------------------------------------------------
        5,912,000  FNMA, 6.50%, settlement
                   date 12/13/04(8)                                   6,203,904
--------------------------------------------------------------------------------
        3,300,000  FNMA, 5.00%, settlement
                   date 12/16/04(8)                                   3,344,345
--------------------------------------------------------------------------------
        5,000,000  FNMA, 5.50%, settlement
                   date 12/16/04(8)                                   5,157,810
--------------------------------------------------------------------------------
           24,012  FNMA, 6.50%, 4/1/12                                   25,501
--------------------------------------------------------------------------------
          156,315  FNMA, 6.00%, 4/1/14                                  164,206
--------------------------------------------------------------------------------
           63,706  FNMA, 7.50%, 6/1/15                                   67,707
--------------------------------------------------------------------------------
          442,114  FNMA, 5.50%, 12/1/16                                 456,853
--------------------------------------------------------------------------------
          940,806  FNMA, 4.50%, 5/1/19                                  935,514
--------------------------------------------------------------------------------
          860,616  FNMA, 4.50%, 6/1/19                                  855,775
--------------------------------------------------------------------------------
            4,594  FNMA, 7.00%, 6/1/26                                    4,891
--------------------------------------------------------------------------------
           39,499  FNMA, 7.50%, 3/1/27                                   42,403
--------------------------------------------------------------------------------
           26,554  FNMA, 7.00%, 1/1/29                                   28,217
--------------------------------------------------------------------------------
          134,166  FNMA, 6.50%, 4/1/29                                  141,049
--------------------------------------------------------------------------------
           94,196  FNMA, 6.50%, 8/1/29                                   99,029
--------------------------------------------------------------------------------
          169,312  FNMA, 6.50%, 12/1/29                                 177,998
--------------------------------------------------------------------------------
           57,720  FNMA, 7.00%, 3/1/30                                   61,291
--------------------------------------------------------------------------------
           19,903  FNMA, 7.00%, 5/1/30                                   21,122
--------------------------------------------------------------------------------
           19,613  FNMA, 8.00%, 7/1/30                                   21,295
--------------------------------------------------------------------------------
           32,163  FNMA, 7.50%, 9/1/30                                   34,476
--------------------------------------------------------------------------------
          201,986  FNMA, 7.00%, 9/1/31                                  214,303
--------------------------------------------------------------------------------
           83,830  FNMA, 6.50%, 1/1/32                                   88,025
--------------------------------------------------------------------------------
          465,332  FNMA, 7.00%, 6/1/32                                  493,548
--------------------------------------------------------------------------------
          124,359  FNMA, 6.50%, 8/1/32                                  130,582
--------------------------------------------------------------------------------
          876,958  FNMA, 6.50%, 11/1/32                                 920,829
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   526,230  FNMA, 5.50%, 6/1/33                             $    533,176
--------------------------------------------------------------------------------
          413,324  FNMA, 5.50%, 8/1/33                                  418,780
--------------------------------------------------------------------------------
        3,934,386  FNMA, 5.50%, 1/1/34(10)                            3,986,320
--------------------------------------------------------------------------------
            3,388  GNMA, 7.50%, 10/15/25                                  3,657
--------------------------------------------------------------------------------
           82,381  GNMA, 6.00%, 3/15/26                                  85,585
--------------------------------------------------------------------------------
           39,741  GNMA, 7.00%, 12/15/27                                 42,365
--------------------------------------------------------------------------------
           39,949  GNMA, 6.50%, 2/15/28                                  42,177
--------------------------------------------------------------------------------
           78,394  GNMA, 6.50%, 3/15/28                                  82,766
--------------------------------------------------------------------------------
           34,440  GNMA, 7.00%, 8/15/29                                  36,668
--------------------------------------------------------------------------------
            7,748  GNMA, 7.50%, 5/15/30                                   8,336
--------------------------------------------------------------------------------
          192,431  GNMA, 7.00%, 5/15/31                                 204,729
--------------------------------------------------------------------------------
          560,985  GNMA, 5.50%, 11/15/32                                571,861
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $48,808,616)                                                   48,949,925
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 3.4%

          650,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21(10)                                         877,094
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23(10)                                        1,492,056
--------------------------------------------------------------------------------
        1,500,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27(10)                                       1,711,232
--------------------------------------------------------------------------------
          640,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31(10)                                          673,800
--------------------------------------------------------------------------------
        2,719,899  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 7/15/14(10)                          2,784,350
--------------------------------------------------------------------------------
        7,000,000  U.S. Treasury Notes, 2.00%,
                   8/31/05(10)                                        6,974,302
--------------------------------------------------------------------------------
       11,800,000  U.S. Treasury Notes, 4.00%,
                   6/15/09(10)                                       11,979,773
--------------------------------------------------------------------------------
          700,000  U.S. Treasury Notes, 4.375%,
                   8/15/12(10)                                          710,035
--------------------------------------------------------------------------------
          300,000  U.S. Treasury Notes, 4.75%,
                   5/15/14(10)                                          309,328
--------------------------------------------------------------------------------
        5,100,000  U.S. Treasury Notes, 4.25%,
                   8/15/14(10)                                        5,055,380
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $32,802,607)                                                   32,567,350
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(9) -- 3.2%

          112,988  ABSC Non-Improvement Trust,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $112,686)(3)                           112,750
--------------------------------------------------------------------------------
          238,246  ABSC Non-Improvement Trust,
                   Series 2004 HE7, Class A1,
                   5.00%, 10/27/34 (Acquired
                   9/1/04, Cost $237,227)(3)                            237,226
--------------------------------------------------------------------------------
        1,325,000  Accredited Mortgage Loan
                   Trust, Series 2004 4, Class A2A,
                   VRN, 2.25%, 12/27/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.35% with
                   no caps                                            1,325,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   504,961  Ameriquest Mortgage
                   Securities Inc., Series 2004 R8,
                   Class A2, VRN, 2.34%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.16% with no caps                              $    505,267
--------------------------------------------------------------------------------
          107,215  AQ Finance Non-Improvement
                   Trust, Series 2004 RN4,
                   Class A, 4.60%, 7/25/34                              106,902
--------------------------------------------------------------------------------
           74,744  AQ Finance Non-Improvement
                   Trust, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $74,744)(3)                                           74,625
--------------------------------------------------------------------------------
           38,293  Argent Non-Improvement Trust,
                   Series 2004 WN2, Class A,
                   4.55%, 4/25/34                                        38,200
--------------------------------------------------------------------------------
           89,431  Argent Non-Improvement Trust,
                   Series 2004 WN8, Class A,
                   4.70%, 7/25/34                                        89,242
--------------------------------------------------------------------------------
          117,483  Argent Non-Improvement Trust,
                   Series 2004 WN9, Class A,
                   5.19%, 10/25/34 (Acquired
                   9/9/04, Cost $117,479)(3)                            117,479
--------------------------------------------------------------------------------
          100,000  Argent Non-Improvement Trust,
                   Series 2004 WN10, Class A,
                   4.21%, 11/25/34 (Acquired
                   10/19/04, Cost $100,000)(3)                          100,000
--------------------------------------------------------------------------------
           22,024  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                        22,000
--------------------------------------------------------------------------------
           77,230  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2004 OPT4, Class N1,
                   4.45%, 5/26/34                                        76,975
--------------------------------------------------------------------------------
           94,100  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 3.58%, 12/27/04, resets
                   monthly off the 1-month
                   LIBOR plus 1.40% with a cap
                   of 13.00% (Acquired 6/13/03,
                   Cost $94,475)(3)                                      94,356
--------------------------------------------------------------------------------
          106,034  Bayview Financial Acquisition
                   Trust, Series 2002 DA, Class M1,
                   VRN, 3.03%, 12/25/04,
                   resets  monthly off the 1-month
                   LIBOR plus 0.85% with no
                   caps (Acquired 9/19/03, Cost
                   $106,286)(3)                                         106,545
--------------------------------------------------------------------------------
        1,500,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN, 2.16%,
                   12/15/04, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                                 1,502,012
--------------------------------------------------------------------------------
          375,976  Centex Home Equity, Series
                   2004 C, Class AF1, VRN,
                   2.82%, 12/1/04                                       374,900
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    83,543  Chase Funding Mortgage Loan,
                   Series 2001-1, Class 2M2, VRN,
                   3.03%, 12/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.93% with
                   no caps                                         $     83,803
--------------------------------------------------------------------------------
           30,554  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                          30,745
--------------------------------------------------------------------------------
        1,450,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN, 2.17%,
                   12/15/04, resets monthly off
                   the 1-month LIBOR plus 0.07%
                   with no caps                                       1,450,407
--------------------------------------------------------------------------------
           77,796  Countrywide Asset-Backed
                   Certificates, Series 2004 5N,
                   Class N1, 5.50%, 10/25/35                             77,801
--------------------------------------------------------------------------------
          520,107  Countrywide Asset-Backed
                   Certificates, Series 2004 11,
                   Class A1, VRN, 2.37%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.19% with no caps                                   520,107
--------------------------------------------------------------------------------
           70,937  Countrywide Asset-Backed
                   Certificates, Series 2004 11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $70,899)(3)                                           70,937
--------------------------------------------------------------------------------
        1,325,000  Countrywide Partnership Trust,
                   Series 2004 EC1, Class 2A1,
                   VRN, 2.26%, 12/25/04, resets
                   monthly off the 1-month LIBOR
                   plus 0.17% with no caps(8)                         1,325,000
--------------------------------------------------------------------------------
          575,000  Equifirst Mortgage Loan Trust,
                   Series 2004 3, Class A1, VRN,
                   2.25%, 12/25/04, resets
                   monthly off the 1-month LIBOR
                   plus 0.16% with no caps(8)                           575,090
--------------------------------------------------------------------------------
           71,429  Finance America
                   Non-Improvement Trust,
                   Series 2004-1, Class A, 5.25%,
                   6/27/34                                               71,252
--------------------------------------------------------------------------------
           79,866  First Franklin
                   Non-Improvement Trust,
                   Series 2004 FF1, Class N1,
                   4.50%, 9/25/05                                        79,809
--------------------------------------------------------------------------------
          250,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                             252,893
--------------------------------------------------------------------------------
        4,300,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 2.14%, 12/15/04,
                   resets monthly off the 1-month
                   LIBOR plus 0.04% with
                   no caps(10)                                        4,304,580
--------------------------------------------------------------------------------
        1,750,000  Franklin Mortgage Loan Trust,
                   Series 2004 FF11, Class IIA1,
                   2.34%, 1/25/35 (Acquired
                   11/23/04, Cost $1,750,000)(3)(8)                   1,750,000
--------------------------------------------------------------------------------
           76,644  Fremont Non-Improvement
                   Trust, Series 2004 B, 4.70%,
                   5/25/34 (Acquired 5/20/04,
                   Cost $76,644)(3)                                      76,391
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,072,613  GE Corporate Aircraft Financing
                   LLC, Series 2004 1A, Class A1,
                   VRN, 2.27%, 12/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.09% with no
                   caps (Acquired 10/5/04, Cost
                   $2,072,613)(3)                                  $  2,072,613
--------------------------------------------------------------------------------
          109,297  GSAMP Non-Improvement
                   Trust, Series 2004, Class N1,
                   5.50%, 9/25/34 (Acquired
                   9/20/04, Cost $109,346)(3)                           109,297
--------------------------------------------------------------------------------
          114,973  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 2.79%,
                   12/20/04, resets monthly off
                   the 1-month LIBOR plus
                   0.65% with no caps                                   115,186
--------------------------------------------------------------------------------
           90,725  Long Beach Asset Holdings
                   Corporation, Series 2004-5,
                   Class C and P, 5.00%, 9/25/34
                   (Acquired 9/15/04, Cost
                   $90,922)(3)                                           90,607
--------------------------------------------------------------------------------
           35,827  MASTR Non-Improvement
                   Trust, Series 2004 CI3,
                   Class N1, 4.45%, 2/26/34
                   (Acquired
                   5/18/04, Cost
                   $35,825)(3)                                           35,685
--------------------------------------------------------------------------------
           31,265  Merrill Lynch Mortgage
                   Investors Inc., Series 2003
                   OP1N, Class N1, 7.25%,
                   7/25/34                                               31,394
--------------------------------------------------------------------------------
              792  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class X and
                   P, 7.60%, 7/25/33 (Acquired
                   10/29/03, Cost $792)(3)                                  793
--------------------------------------------------------------------------------
           31,314  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class X and
                   P, 6.25%, 12/25/33 (Acquired
                   3/16/04, Cost $31,471)(3)                             31,301
--------------------------------------------------------------------------------
        3,050,000  Novastar Home Equity Loan,
                   Series 2004 4, Class A2A, VRN,
                   2.32%, 12/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.19% with
                   no caps(10)                                        3,050,477
--------------------------------------------------------------------------------
          115,218  Novastar Non-Improvement
                   Trust, Series 2004 N2, Class X,
                   O and P, 4.46%, 6/27/34
                   (Acquired 7/20/04, Cost
                   $115,218)(3)                                         114,671
--------------------------------------------------------------------------------
        2,250,000  Park Place Securities Inc.,
                   Series 2004 WHQ2, Class A3B,
                   VRN, 2.24%, 12/27/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   no caps(8)                                         2,250,000
--------------------------------------------------------------------------------
          883,831  Residential Asset Mortgage
                   Products Inc,, Series 2004
                   RS10, Class AII1, VRN, 2.35%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.17% with no caps                                   884,230
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   200,000  Residential Asset Mortgage
                   Products, Inc., VRN, 2.73%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.55% with a cap of 14.00%                      $    201,051
--------------------------------------------------------------------------------
          120,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            117,721
--------------------------------------------------------------------------------
        2,236,506  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 2.32%,
                   12/27/04, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps(10)                             2,238,223
--------------------------------------------------------------------------------
           76,564  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34                                        76,588
--------------------------------------------------------------------------------
          143,672  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A,
                   5.00%, 9/27/34 (Acquired
                   9/13/04, Cost $143,986)(3)                           143,365
--------------------------------------------------------------------------------
           95,099  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004
                   OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $95,096)(3)                                      94,893
--------------------------------------------------------------------------------
        2,035,753  SLMA Student Loan Trust,
                   Series 2004-8, Class A1, VRN,
                   2.09%, 1/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.01% with
                   no caps(10)                                        2,036,842
--------------------------------------------------------------------------------
          605,371  WFS Financial Owner Trust,
                   Series 2004-3, Class A1 SEQ,
                   1.73%, 8/17/05                                       605,512
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $29,844,060)                                                   29,852,743
--------------------------------------------------------------------------------
COMMERCIAL PAPER(11) -- 1.6%

        1,250,000  Alcon Capital Corp., 1.81%,
                   12/2/04 (Acquired 10/6/04,
                   Cost $1,246,418)(3)                                1,249,858
--------------------------------------------------------------------------------
          704,000  Amstel Funding Corp., 2.21%,
                   1/18/05 (Acquired 11/19/04,
                   Cost $701,407)(3)                                    701,806
--------------------------------------------------------------------------------
        1,250,000  Amsterdam Funding Corp.,
                   1.90%, 12/6/04 (Acquired
                   10/20/04, Cost $1,246,899)(3)                      1,249,572
--------------------------------------------------------------------------------
        1,250,000  Archer-Daniels-Midland Co.,
                   2.18%, 2/2/05 (Acquired
                   11/16/04, Cost $1,244,172)(3)                      1,244,895
--------------------------------------------------------------------------------
        1,250,000  Govco Incorporated, 2.15%,
                   1/12/05 (Acquired 11/16/04,
                   Cost $1,245,745)(3)                                1,246,581
--------------------------------------------------------------------------------
        1,250,000  Network Rail CP Finance plc,
                   1.92%, 12/20/04 (Acquired
                   10/1/04, Cost $1,244,667)(3)                       1,248,493
--------------------------------------------------------------------------------
        1,250,000  Old Line Funding Corp., 1.91%,
                   12/7/04 (Acquired 10/22/04,
                   Cost $1,246,949)(3)                                1,249,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,250,000  Paradigm Funding LLC, 2.04%,
                   1/4/05 (Acquired 10/29/04,
                   Cost $1,245,467)(3)                             $  1,247,217
--------------------------------------------------------------------------------
        1,250,000  Paradigm Funding LLC, 2.20%,
                   1/18/05 (Acquired 11/17/04,
                   Cost $1,245,264)(3)                                1,246,104
--------------------------------------------------------------------------------
        1,000,000  Spintab AB, 2.20%, 2/1/05                            995,984
--------------------------------------------------------------------------------
        1,250,000  Thunder Bay Funding Inc.,
                   1.88%, 12/13/04 (Acquired
                   9/30/04, Cost $1,245,169)(3)                       1,249,075
--------------------------------------------------------------------------------
        1,250,000  Unilever Capital Corp., 2.13%,
                   1/10/05 (Acquired 11/19/04,
                   Cost $1,246,154)(3)                                1,246,740
--------------------------------------------------------------------------------
        1,250,000  Windmill Funding Corp., 2.08%,
                   12/22/04 (Acquired 11/16/04,
                   Cost $1,247,400)(3)                                1,248,343
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $15,426,842)                                                   15,424,168
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 1.5%

        1,250,000  FHLMC, 1.875%, 1/15/05                             1,249,305
--------------------------------------------------------------------------------
          940,000  FHLMC, 3.75%, 8/3/07                                 940,653
--------------------------------------------------------------------------------
        1,000,000  FHLMC, VRN, 1.50%, 1/21/05,
                   resets quarterly off the
                   3-month LIBOR plus 0.07%
                   with no caps                                         998,355
--------------------------------------------------------------------------------
        5,900,000  FNMA, 3.75%, 5/17/07(10)                           5,912,537
--------------------------------------------------------------------------------
          500,000  FNMA, 6.625%, 10/15/07                               543,080
--------------------------------------------------------------------------------
        3,550,000  FNMA, 5.75%, 2/15/08                               3,784,719
--------------------------------------------------------------------------------
        1,200,000  FNMA, 3.25%, 8/15/08                               1,181,705
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $14,634,338)                                                   14,610,354
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(9) -- 1.1%

           17,950  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33                                       17,903
--------------------------------------------------------------------------------
        5,857,047  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.83%, 12/1/04                        178,634
--------------------------------------------------------------------------------
        9,000,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.81%, 12/1/04                        399,771
--------------------------------------------------------------------------------
        2,203,252  Citigroup Commercial
                   Mortgage Trust, Series 2004
                   FL1, Class A1, VRN, 2.23%,
                   12/15/04, resets off the
                   1-month LIBOR plus 0.13%
                   with no caps                                       2,204,166
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,932,349  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.01%, 12/1/04                    $    187,049
--------------------------------------------------------------------------------
        1,125,000  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 2.34%, 12/15/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.24% with
                   no caps                                            1,125,453
--------------------------------------------------------------------------------
          212,195  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ, 5.20%,
                   8/15/33                                              215,601
--------------------------------------------------------------------------------
          420,865  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 2.58%,
                   12/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with no caps                                   422,249
--------------------------------------------------------------------------------
          303,225  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%, 10/15/38                        307,060
--------------------------------------------------------------------------------
        1,300,000  LB-UBS Commercial Mortgage
                   Trust, Series 2003 C5, Class A2
                   SEQ, 3.48%, 7/15/27                                1,281,136
--------------------------------------------------------------------------------
          301,714  Long Beach Mortgage Loan
                   Trust, Series 2001-2, Class M2,
                   VRN, 3.13%, 12/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.95% with
                   no caps                                              296,258
--------------------------------------------------------------------------------
          185,535  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                      189,195
--------------------------------------------------------------------------------
           37,702  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                        38,364
--------------------------------------------------------------------------------
        1,000,000  Washington Mutual, Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34                                              976,270
--------------------------------------------------------------------------------
          900,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34                                              887,984
--------------------------------------------------------------------------------
        1,300,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.24%, 12/1/04                                     1,290,768
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $10,031,078)                                                   10,017,861
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.3%

        1,250,000  Banque Nationale de Paris
                   (New York), 1.14%, 12/20/04                        1,249,218
--------------------------------------------------------------------------------
        1,250,000  Canadian Imperial Bank of
                   Commerce (New York), 1.98%,
                   1/18/05                                            1,249,473
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $2,499,526)                                                     2,498,691
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.1%

      $   300,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                   $    283,734
--------------------------------------------------------------------------------
          350,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   2.11%, 12/1/04 (LOC:
                   Keybank N.A.)                                        350,000
--------------------------------------------------------------------------------
          400,000  Utah Housing Corp. Rev.,
                   Series 2004 B, (Tanglewood),
                   VRDN, 2.20%, 12/1/04 (LOC:
                   Citibank N.A.)                                       400,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $1,050,938)                                                     1,033,734
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS(1)

CONTRACTS
--------------------------------------------------------------------------------
              225  Bristol-Myers Squibb Co., strike
                   at $22.50, expires 6/18/05
(Cost $41,068)                                                           39,938
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.9%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 5.12%, 8/15/19, valued
at $27,964,363), in a joint trading account at
1.90%, dated 11/30/04, due 12/1/04
(Delivery value $27,401,446)(10)
(Cost $27,400,000)                                                 $ 27,400,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 104.0%
(Cost $874,650,175)                                                 984,669,842
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (4.0)%                                               (38,007,470)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $946,662,372
================================================================================

FUTURES CONTRACTS*

                                                Underlying Face       Unrealized
    Contracts Purchased     Expiration Date     Amount at Value          Gain
--------------------------------------------------------------------------------
     32  U.S. Treasury
         10-Year Notes        March 2005           $3,544,000           $2,428
                                                ================================

                                                Underlying Face       Unrealized
      Contracts Sold        Expiration Date     Amount at Value          Loss
--------------------------------------------------------------------------------
     94  U.S. Treasury
         2-Year Notes         March 2005          $19,687,125          $(9,024)
--------------------------------------------------------------------------------
     32  U.S. Treasury
         5-Year Notes         March 2005            3,482,500             (822)
--------------------------------------------------------------------------------
                                                  $23,169,625          $(9,846)
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing in futures, the fund has increased exposure to certain markets. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**

                   Description                                        Unrealized
Notional Amount    of Agreement                  Expiration Date         Loss
--------------------------------------------------------------------------------
  $2,300,000       Receive semiannually a        September 2007        $(15,251)
                   fixed rate equal to                              ============
                   3.24375% and pay quarterly
                   a variable rate based on
                   the 3-month LIBOR with
                   Deutsche Bank Securities, Inc.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2004

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset Backed Securities Corp.

ADR = American Depositary Receipt

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SDR = Swedish Depositary Receipt

SEQ = Sequential Payer

SLMA = Student Loan Marketing Association

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2004.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective November 30, 2004.

(1)  Category is less than 0.05% of total net assets.

(2)  Non-income producing.

(3)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30,
     2004, was $39,913,117, which represented 4.2% of net assets.

(4)  Security, or a portion thereof, is being held in conjunction with a purchased put option.

(5)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value  at maturity.

(6)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(7)  Step-coupon security. These securities are issued as zero-coupon bonds and become interest bearing at a  predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective November 30, 2004.

(8)  When-issued security or forward commitment.

(9)  Final maturity indicated, unless otherwise noted.

(10) Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, futures contract, and/or swap agreement.

(11) The rate indicated is the yield to maturity at purchase.

(12) Security is in default.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE      6/1/04 -        EXPENSE
                         6/1/04        11/30/04         11/30/04        RATIO(1)
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,046.10          $5.06           0.99%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,047.10          $4.04           0.79%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,044.80          $6.34           1.24%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,028.90(2)       $2.10(3)        1.24%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,027.10(2)       $3.36(3)        1.99%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,027.10(2)       $3.36(3)        1.99%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,020.05          $5.00           0.99%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,021.05          $3.99           0.79%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,018.80          $6.26           1.24%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,018.80(4)       $6.26(4)        1.24%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,015.05(4)      $10.02(4)        1.99%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,015.05(4)      $10.02(4)        1.99%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) Ending account value based on actual return from September 30, 2004
    (commencement of sale) through November 30, 2004.

(3) Expenses paid during the period are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from
    September 30, 2004 (commencement of sale) through November 30, 2004, divided by 366, to reflect the period ended. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE      6/1/04 -        EXPENSE
                         6/1/04        11/30/04         11/30/04        RATIO(1)
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,058.70          $5.51           1.07%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,061.30          $4.48           0.87%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,059.10          $6.80           1.32%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,045.10(2)       $2.25(3)        1.32%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,045.10(2)       $3.53(3)        2.07%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,053.50         $10.63           2.07%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,057.80          $8.08           1.57%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,019.65          $5.40           1.07%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,020.65          $4.39           0.87%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,018.40          $6.66           1.32%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,018.40(4)       $6.66(4)        1.32%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,014.65(4)      $10.43(4)        2.07%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,014.65         $10.43           2.07%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,017.15          $7.92           1.57%
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,066.60          $6.20           1.20%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,067.90          $5.17           1.00%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,063.70          $7.48           1.45%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,056.10(2)       $2.48(3)        1.45%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,054.70(2)       $3.77(3)        2.20%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,059.70         $11.33           2.20%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,019.00          $6.06           1.20%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,020.00          $5.05           1.00%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,017.75          $7.31           1.45%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,017.75(4)       $7.31(4)        1.45%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,014.00(4)      $11.08(4)        2.20%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,014.00         $11.08           2.20%
--------------------------------------------------------------------------------

See footnotes on page 66.

------

Statement of Assets and Liabilities

NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                  STRATEGIC        STRATEGIC       STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $686,414,815,
$1,621,955,941 and
$874,650,175, respectively)      $736,261,457   $1,782,730,890   $  984,669,842
-------------------------------
Cash                                       --          903,159          332,234
-------------------------------
Foreign currency holdings,
at value (cost $--, $61,905
and $29,436, respectively)                 --           62,540           29,692
-------------------------------
Receivable for
investments sold                   11,503,196       24,931,828       12,997,370
-------------------------------
Receivable for
capital shares sold                   344,078          775,920          213,158
-------------------------------
Receivable for variation
margin on futures contracts            90,617          131,621           39,558
-------------------------------
Dividends and
interest receivable                 3,165,954        7,515,404        3,912,217
--------------------------------------------------------------------------------
                                  751,365,302    1,817,051,362    1,002,194,071
--------------------------------------------------------------------------------
LIABILITES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                189,344               --               --
-------------------------------
Payable for
investments purchased              97,221,375      155,782,911       54,551,996
-------------------------------
Unrealized depreciation
on swap agreements                     36,469           51,721           15,251
-------------------------------
Accrued management fees               470,982        1,281,707          845,857
-------------------------------
Distribution fees payable              28,487           77,316           60,635
-------------------------------
Service fees (and distribution
fees A and R Class) payable            28,363           74,824           57,960
--------------------------------------------------------------------------------
                                   97,975,020      157,268,479       55,531,699
--------------------------------------------------------------------------------

NET ASSETS                       $653,390,282   $1,659,782,883   $  946,662,372
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                  STRATEGIC        STRATEGIC       STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                 $580,826,145   $1,478,603,029     $851,621,606
-------------------------------
Undistributed net
investment income                   2,409,155        4,185,562        6,610,216
-------------------------------
Accumulated undistributed
net realized gain (loss)
on investment and foreign
currency transactions              20,373,822       16,434,644      (21,500,932)
-------------------------------
Net unrealized appreciation
on investments and translation
of assets and liabilities
in foreign currencies              49,781,160      160,559,648      109,931,482
--------------------------------------------------------------------------------
                                 $653,390,282   $1,659,782,883     $946,662,372
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $355,675,036     $845,949,118     $592,634,386
-------------------------------
Shares outstanding                 62,378,828      125,798,548       78,701,898
-------------------------------
Net asset value per share               $5.70            $6.72            $7.53
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $154,392,477     $436,152,663      $62,634,128
-------------------------------
Shares outstanding                 27,066,411       64,846,278        8,300,549
-------------------------------
Net asset value per share               $5.70            $6.73            $7.55
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $141,416,925     $367,731,671     $283,501,786
-------------------------------
Shares outstanding                 24,815,147       54,744,978       37,748,292
-------------------------------
Net asset value per share               $5.70            $6.72            $7.51
--------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                           $690,504       $2,255,861         $658,547
-------------------------------
Shares outstanding                    121,139          335,535           87,472
-------------------------------
Net asset value per share               $5.70            $6.72            $7.53
-------------------------------
Maximum offering price (net
asset value divided by 0.9425)          $6.05            $7.13            $7.99
--------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                           $160,036         $558,394         $249,513
-------------------------------
Shares outstanding                     28,108           83,153           33,183
-------------------------------
Net asset value per share               $5.69            $6.72            $7.52
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                         $1,055,304       $6,869,563       $6,984,012
-------------------------------
Shares outstanding                    185,349        1,021,629          936,958
-------------------------------
Net asset value per share               $5.69            $6.72            $7.45
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                N/A         $265,613              N/A
-------------------------------
Shares outstanding                        N/A           39,537              N/A
-------------------------------
Net asset value per share                 N/A            $6.72              N/A
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                  STRATEGIC        STRATEGIC       STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-------------------------------
Interest                          $ 9,393,109     $ 17,246,377      $ 6,935,016
-------------------------------
Dividends (net of foreign taxes
withheld of $134,960, $536,871
and $394,629, respectively)         5,689,322       16,460,737       10,283,584
--------------------------------------------------------------------------------
                                   15,082,431       33,707,114       17,218,600
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------
Management fees                     5,341,474       13,708,425        8,811,362
-------------------------------
Distribution fees:
-------------------------------
  Advisor Class                       276,079          713,324          551,576
-------------------------------
  B Class                                  82              288              117
-------------------------------
  C Class                                 297           31,630           33,873
-------------------------------
Service fees:
-------------------------------
  Advisor Class                       276,079          713,324          551,576
-------------------------------
  B Class                                  27               96               39
-------------------------------
  C Class                                  99           10,543           11,291
-------------------------------
Service and distribution fees:
-------------------------------
  A Class                                 132              405               99
-------------------------------
  R Class                                  --              671               --
-------------------------------
Directors' fees and expenses           11,548           27,883           17,232
-------------------------------
Other expenses                          5,362           14,704            7,353
--------------------------------------------------------------------------------
                                    5,911,179       15,221,293        9,984,518
--------------------------------------------------------------------------------
NET INVESTMENT INCOME               9,171,252       18,485,821        7,234,082
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-------------------------------
Investment transactions (net of
foreign taxes withheld of $--,
$10,294 and $--, respectively)     27,749,113       81,374,607       46,649,961
-------------------------------
Foreign currency transactions
(net of foreign taxes withheld
of $--, $732 and $588,
respectively)                          18,044         (279,486)        (201,444)
--------------------------------------------------------------------------------
                                   27,767,157       81,095,121       46,448,517
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED
APPRECIATION ON:
-------------------------------
Investments (net of foreign
tax liability reduction of
$--, $165,911, and $78,045,
respectively)                       8,857,005       39,955,707       32,705,822
-------------------------------
Translation of assets and
liabilities in
foreign currencies                     (2,003)           4,971            4,968
--------------------------------------------------------------------------------
                                    8,855,002       39,960,678       32,710,790
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN                    36,622,159      121,055,799       79,159,307
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS         $45,793,411     $139,541,620      $86,393,389
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2004 AND NOVEMBER 30, 2003
----------------------------------------------------------------------------------------------------
                                         STRATEGIC CONSERVATIVE            STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                   2004             2003            2004             2003
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income               $  9,171,252     $  7,080,418   $   18,485,821   $   14,695,604
--------------------------------
Net realized gain                     27,767,157       11,190,973       81,095,121       39,997,547
--------------------------------
Change in net
unrealized appreciation                8,855,002       33,797,448       39,960,678       98,018,009
----------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations             45,793,411       52,068,839      139,541,620      152,711,160
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
--------------------------------
  Investor Class                      (4,742,075)      (4,485,340)      (9,222,322)      (9,167,563)
--------------------------------
  Institutional Class                 (2,580,265)      (1,397,571)      (4,773,611)      (2,641,451)
--------------------------------
  Advisor Class                       (1,282,624)        (758,919)      (2,699,757)      (2,053,750)
--------------------------------
  C Class                                     --               --           (9,592)          (5,029)
--------------------------------
  R Class                                     --               --             (934)              (6)
--------------------------------
From net realized gains:
--------------------------------
  Investor Class                        (740,396)              --               --               --
--------------------------------
  Institutional Class                   (384,720)              --               --               --
--------------------------------
  Advisor Class                         (221,460)              --               --               --
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                    (9,951,540)      (6,641,830)     (16,706,216)     (13,867,799)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions           102,415,116      181,778,664      388,447,165      224,567,626
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           138,256,987      227,205,673      511,282,569      363,410,987

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                  515,133,295      287,927,622    1,148,500,314      785,089,327
----------------------------------------------------------------------------------------------------
End of period                       $653,390,282     $515,133,295   $1,659,782,883   $1,148,500,314
====================================================================================================

Undistributed net
investment income                     $2,409,155       $1,916,863       $4,185,562       $3,734,188
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2004 AND NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                 2004             2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                             $  7,234,082     $  5,280,508
------------------------------------------
Net realized gain                                   46,448,517       23,099,635
------------------------------------------
Change in net unrealized appreciation               32,710,790       60,880,033
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           86,393,389       89,260,176
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                    (3,571,117)      (3,719,426)
------------------------------------------
  Institutional Class                                 (398,270)        (395,761)
------------------------------------------
  Advisor Class                                     (1,019,945)        (799,079)
------------------------------------------
  C Class                                                   --           (2,863)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (4,989,332)      (4,917,129)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                         271,669,624      100,839,895
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         353,073,681      185,182,942

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                593,588,691      408,405,749
--------------------------------------------------------------------------------
End of period                                     $946,662,372     $593,588,691
================================================================================

Undistributed net investment income                 $6,610,216       $4,586,077
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

NOVEMBER 30, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 the (1940
Act) as an open-end management investment company. Strategic Allocation:
Conservative Fund (Strategic Conservative), Strategic Allocation: Moderate Fund
(Strategic Moderate) and Strategic Allocation: Aggressive Fund (Strategic
Aggressive) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objectives are to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with each fund's risk profile. The funds seek to achieve this by diversifying investments among three asset classes -- equity securities, bonds and cash equivalent instruments, the mix of which will depend on the risk profile of each fund. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Strategic Conservative is authorized to issue the Investor
Class, the Institutional Class, the Advisor Class, the A Class, the B Class and
the C Class. Strategic Moderate is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. Strategic Aggressive is authorized to issue the Investor Class, the Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. The A Class may incur an initial sales charge. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Strategic
Moderate's R Class commenced on August 29, 2003. Sale of the A Class and the B
Class commenced on September 30, 2004 for each fund. Sale of Strategic
Conservative's C Class commenced on September 30, 2004. On September 29, 2004, the Investor Class became unavailable to new investors for each fund.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meets its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

TRACERS(SM)/TRAINS(SM) -- The funds may invest in these products which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable each fund to be more diversified by owning a single security.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly, with the exception of those for Strategic Aggressive, which are declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the
Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the American Century family of funds but that have the same investment team and investment strategy.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of Strategic Conservative is as follows:

-------------------------------------------------------------------
                               INVESTOR,
                               A, B & C    INSTITUTIONAL    ADVISOR
-------------------------------------------------------------------
STRATEGY ASSETS
-------------------------------------------------------------------
First $500 million               1.00%         0.80%         0.75%
-------------------------------------------------------------------
Next $500 million                0.95%         0.75%         0.70%
-------------------------------------------------------------------
Next $4 billon                   0.90%         0.70%         0.65%
-------------------------------------------------------------------
Over $5 billion                  0.85%         0.65%         0.60%
-------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Moderate is as follows:

-------------------------------------------------------------------
                               INVESTOR,
                              A, B, C & R  INSTITUTIONAL    ADVISOR
-------------------------------------------------------------------
STRATEGY ASSETS
-------------------------------------------------------------------
First $1 billion                 1.10%         0.90%         0.85%
-------------------------------------------------------------------
Next $4 billion                  1.00%         0.80%         0.75%
-------------------------------------------------------------------
Over $5 billon                   0.95%         0.75%         0.70%
-------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Aggressive is as follows:

-------------------------------------------------------------------
                               INVESTOR,
                               A, B & C    INSTITUTIONAL    ADVISOR
-------------------------------------------------------------------
STRATEGY ASSETS
-------------------------------------------------------------------
First $1 billion                 1.20%         1.00%         0.95%
-------------------------------------------------------------------
Next $4 billion                  1.10%         0.90%         0.85%
-------------------------------------------------------------------
Over $5 billon                   1.05%         0.85%         0.80%
-------------------------------------------------------------------

The effective annual management fee for each of the funds' classes for the year ended November 30, 2004 was as follows:

--------------------------------------------------------------------------------
                               INVESTOR,
                               A, B & C    INSTITUTIONAL    ADVISOR         R
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Strategic Conservative           0.99%         0.79%         0.74%         N/A
--------------------------------------------------------------------------------
Strategic Moderate               1.07%         0.87%         0.82%        1.07%
--------------------------------------------------------------------------------
Strategic Aggressive             1.20%         1.00%         0.95%         N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                            ADVISOR       B & C
--------------------------------------------------------------------------------
Distribution Fee                                             0.25%        0.75%
--------------------------------------------------------------------------------
Service Fee                                                  0.25%        0.25%
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The plans provide that the A Class and R Class will pay ACIS an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for
Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B, C and R
Class shares. Fees incurred under the plans during the year ended November 30,
2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended November 30, 2004, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
November 30, 2004, were as follows:

--------------------------------------------------------------------------------
                                  STRATEGIC         STRATEGIC       STRATEGIC
                                CONSERVATIVE        MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government
& Agency Obligations             $439,481,093    $1,478,874,314   $1,116,382,105
--------------------------------------------------------------------------------
U.S. Government
& Agency Obligations           $1,011,655,817    $1,376,532,744     $417,350,552
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government
& Agency Obligations             $410,403,256    $1,284,246,412     $908,574,873
--------------------------------------------------------------------------------
U.S. Government
& Agency Obligations             $936,447,268    $1,214,636,491     $358,434,464
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2004

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

----------------------------------------------------------------------------------------------------
                                       STRATEGIC CONSERVATIVE              STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                      SHARES           AMOUNT            SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                   110,000,000                        225,000,000
====================================================================================================
Sold                                 20,873,410     $115,370,844        46,442,095    $ 298,756,758
---------------------------------
Issued in reinvestment
of distributions                        968,611        5,353,894         1,426,735        9,132,444
---------------------------------
Redeemed                            (13,403,615)     (74,091,751)      (25,047,613)    (161,675,231)
----------------------------------------------------------------------------------------------------
Net increase                          8,438,406     $ 46,632,987        22,821,217    $ 146,213,971
====================================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                   140,000,000                        225,000,000
====================================================================================================
Sold                                 18,128,183     $ 90,604,575        38,178,294    $ 212,436,091
---------------------------------
Issued in reinvestment
of distributions                        875,922        4,374,119         1,649,621        9,076,351
---------------------------------
Redeemed                            (13,555,090)     (68,392,528)      (39,954,506)    (225,975,130)
----------------------------------------------------------------------------------------------------
Net increase (decrease)               5,449,015     $ 26,586,166          (126,591)   $  (4,462,688)
====================================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                    60,000,000                        120,000,000
====================================================================================================
Sold                                  7,999,150     $ 44,165,407        26,448,216     $171,110,522
---------------------------------
Issued in reinvestment
of distributions                        536,423        2,964,985           745,678        4,773,611
---------------------------------
Redeemed                             (8,999,346)     (49,767,820)       (9,768,664)     (62,822,132)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                (463,773)    $ (2,637,428)       17,425,230     $113,062,001
====================================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                    75,000,000                         75,000,000
====================================================================================================
Sold                                 34,687,975     $166,890,781        36,590,950     $203,586,218
---------------------------------
Issued in reinvestment
of distributions                        269,789        1,397,571           471,852        2,641,451
---------------------------------
Redeemed                            (10,432,593)     (52,098,019)       (9,331,429)     (51,999,477)
----------------------------------------------------------------------------------------------------
Net increase                         24,525,171     $116,190,333        27,731,373     $154,228,192
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                    50,000,000                         90,000,000
====================================================================================================
Sold                                 15,656,788     $ 86,865,759        27,464,919     $177,343,322
---------------------------------
Issued in reinvestment
of distributions                        271,964        1,503,962           421,900        2,699,076
---------------------------------
Redeemed                             (5,754,605)     (31,840,628)       (8,935,950)     (57,410,838)
----------------------------------------------------------------------------------------------------
Net increase                         10,174,147     $ 56,529,093        18,950,869     $122,631,560
====================================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                    40,000,000                         75,000,000
====================================================================================================
Sold                                 10,276,885     $ 51,507,202        19,704,126     $108,030,149
---------------------------------
Issued in reinvestment
of distributions                        151,276          758,919           371,780        2,053,409
---------------------------------
Redeemed                             (2,612,033)     (13,263,956)       (6,746,697)     (37,505,998)
----------------------------------------------------------------------------------------------------
Net increase                          7,816,128     $ 39,002,165        13,329,209     $ 72,577,560
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------
                                       STRATEGIC CONSERVATIVE              STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                      SHARES           AMOUNT            SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
A CLASS
----------------------------------------------------------------------------------------------------
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                    10,000,000                         10,000,000
====================================================================================================
Sold                                    121,139         $682,921           347,717       $2,288,795
---------------------------------
Redeemed                                     --               --           (12,182)         (79,977)
----------------------------------------------------------------------------------------------------
Net increase                            121,139         $682,921           335,535       $2,208,818
====================================================================================================
B CLASS
----------------------------------------------------------------------------------------------------
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                    10,000,000                         10,000,000
====================================================================================================
Sold                                     28,108         $158,498            83,153         $545,810
====================================================================================================
C CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004(2)

SHARES AUTHORIZED                    10,000,000                         10,000,000
====================================================================================================
Sold                                    185,349       $1,049,045           772,247      $ 5,000,965
---------------------------------
Issued in reinvestment
of distributions                             --               --             1,385            8,881
---------------------------------
Redeemed                                     --               --          (228,897)      (1,476,041)
----------------------------------------------------------------------------------------------------
Net increase                            185,349       $1,049,045           544,735      $ 3,533,805
====================================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                           N/A                         10,000,000
====================================================================================================
Sold                                                                       416,916       $2,401,144
---------------------------------
Issued in reinvestment
of distributions                                                               908            5,025
---------------------------------
Redeemed                                                                   (32,166)        (184,115)
----------------------------------------------------------------------------------------------------
Net increase                                                               385,658       $2,222,054
====================================================================================================
R CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                           N/A                          5,000,000
====================================================================================================
Sold                                                                        43,504         $279,716
---------------------------------
Issued in reinvestment
of distributions                                                               137              878
---------------------------------
Redeemed                                                                    (4,532)         (29,394)
----------------------------------------------------------------------------------------------------
Net increase                                                                39,109         $251,200
====================================================================================================
PERIOD ENDED NOVEMBER 30, 2003(3)

SHARES AUTHORIZED                           N/A                         50,000,000
====================================================================================================
Sold                                                                           427           $2,502
---------------------------------
Issued in reinvestment
of distributions                                                                 1                6
----------------------------------------------------------------------------------------------------
Net increase                                                                   428           $2,508
====================================================================================================

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) September 30, 2004 (commencement of sale) through November 30, 2004 for
    Strategic Conservative.

(3) August 29, 2003 (commencement of sale) through November 30, 2003 for
    Strategic Moderate.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                     STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                    SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                 150,000,000
================================================================================
Sold                                               33,582,769     $ 238,664,169
-----------------------------------------
Issued in reinvestment of distributions               517,631         3,530,243
-----------------------------------------
Redeemed                                          (14,114,353)     (100,266,665)
--------------------------------------------------------------------------------
Net increase                                       19,986,047     $ 141,927,747
================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                 125,000,000
================================================================================
Sold                                               22,053,519      $132,375,753
-----------------------------------------
Issued in reinvestment of distributions               666,594         3,686,264
-----------------------------------------
Redeemed                                          (15,978,873)      (95,313,958)
--------------------------------------------------------------------------------
Net increase                                        6,741,240      $ 40,748,059
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                  20,000,000
================================================================================
Sold                                                5,322,164      $ 38,061,074
-----------------------------------------
Issued in reinvestment of distributions                58,397           398,270
-----------------------------------------
Redeemed                                           (2,441,876)      (17,346,436)
--------------------------------------------------------------------------------
Net increase                                        2,938,685      $ 21,112,908
================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                  25,000,000
================================================================================
Sold                                                4,674,779      $ 27,128,481
-----------------------------------------
Issued in reinvestment of distributions                71,566           395,761
-----------------------------------------
Redeemed                                           (4,173,111)      (24,746,523)
--------------------------------------------------------------------------------
Net increase                                          573,234      $  2,777,719
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                  70,000,000
================================================================================
Sold                                               21,164,106      $150,751,300
-----------------------------------------
Issued in reinvestment of distributions               148,855         1,015,192
-----------------------------------------
Redeemed                                           (6,687,125)      (47,477,341)
--------------------------------------------------------------------------------
Net increase                                       14,625,836      $104,289,151
================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                               13,764,385      $ 81,371,978
-----------------------------------------
Issued in reinvestment of distributions               144,757           799,061
-----------------------------------------
Redeemed                                           (4,480,024)      (26,482,259)
--------------------------------------------------------------------------------
Net increase                                        9,429,118      $ 55,688,780
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                                  10,000,000
================================================================================
Sold                                                   87,472          $643,557
================================================================================
B CLASS
--------------------------------------------------------------------------------
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                                  10,000,000
================================================================================
Sold                                                   33,293          $245,229
-----------------------------------------
Redeemed                                                 (110)             (826)
--------------------------------------------------------------------------------
Net increase                                           33,183          $244,403
================================================================================
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                  10,000,000
================================================================================
Sold                                                  789,243       $ 5,595,859
-----------------------------------------
Redeemed                                             (302,611)       (2,144,001)
--------------------------------------------------------------------------------
Net increase                                          486,632       $ 3,451,858
================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                  10,000,000
================================================================================
Sold                                                  299,689        $1,800,556
-----------------------------------------
Issued in reinvestment of distributions                   525             2,863
-----------------------------------------
Redeemed                                              (29,584)         (178,082)
--------------------------------------------------------------------------------
Net increase                                          270,630        $1,625,337
================================================================================

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

5. SECURITIES LENDING

As of November 30, 2004, the funds had no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account.
Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed to
$575,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended November 30, 2004.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2004

7. FEDERAL TAX INFORMATION

On December 14, 2004, Strategic Aggressive declared and paid the following per-share distribution from net investment income to shareholders of record on
December 13, 2004. On December 28, 2004, Strategic Conservative and Strategic
Moderate declared and paid the following per-share distribution from net investment income to shareholders of record on December 27, 2004.

-----------------------------------------------------------------
                            INVESTOR    INSTITUTIONAL     ADVISOR
-----------------------------------------------------------------
Strategic Conservative      $0.0278        $0.0310        $0.0239
-----------------------------------------------------------------
Strategic Moderate          $0.0278        $0.0315        $0.0229
-----------------------------------------------------------------
Strategic Aggressive        $0.0679        $0.0826        $0.0496
-----------------------------------------------------------------
--------------------------------------------------------------------------------
                               A              B              C              R
--------------------------------------------------------------------------------
Strategic Conservative      $0.0245        $0.0143        $0.0118          N/A
--------------------------------------------------------------------------------
Strategic Moderate          $0.0237        $0.0113        $0.0084        $0.0181
--------------------------------------------------------------------------------
Strategic Aggressive        $0.0640        $0.0523          --             N/A
--------------------------------------------------------------------------------

On December 14, 2004, Strategic Conservative also declared and paid a per-share distribution from ordinary income to shareholders of record on December 13, 2004 of $0.0882 for each class.

On December 14, 2004, Strategic Conservative and Strategic Moderate declared and paid a per-share distribution from net realized gains to shareholders of record on December 13, 2004 of $0.1175 and $0.1070, respectively, for each fund's applicable class.

The tax character of distributions paid during the years ended November 30, 2004 and November 30, 2003 were as follows:

----------------------------------------------------------------------------------------------------
                           STRATEGIC CONSERVATIVE     STRATEGIC MODERATE      STRATEGIC AGGRESSIVE
----------------------------------------------------------------------------------------------------
                              2004        2003         2004         2003        2004         2003
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
----------------------------------------------------------------------------------------------------
Ordinary income            $9,951,540  $6,641,830  $16,706,216  $13,867,799  $4,989,332   $4,917,129
----------------------------------------------------------------------------------------------------
Long-term capital gains            --          --           --           --          --           --
----------------------------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2004

7. FEDERAL TAX INFORMATION (CONTINUED)

As of November 30, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                     STRATEGIC       STRATEGIC      STRATEGIC
                                   CONSERVATIVE      MODERATE       AGGRESSIVE
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments    $693,238,237   $1,643,326,497   $887,085,598
================================================================================
Gross tax appreciation
of investments                      $48,197,652     $155,469,003   $108,105,233
--------------------------------
Gross tax depreciation
of investments                       (5,174,432)     (16,064,610)   (10,520,989)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                      $43,023,220     $139,404,393   $ 97,584,244
================================================================================
Net tax depreciation of
derivatives and translation of
assets and liabilities in
foreign currencies                  $   (47,992)    $   (190,084)  $    (80,851)
--------------------------------------------------------------------------------
Net tax appreciation                $42,975,228     $139,214,309   $ 97,503,393
================================================================================
Undistributed ordinary income       $14,141,604       $5,029,818     $7,248,119
--------------------------------
Accumulated long-term gains         $15,447,305      $36,940,304             --
--------------------------------
Accumulated capital losses                   --               --    $(9,706,782)
--------------------------------
Currency loss deferral                       --          $(4,577)       $(3,964)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain futures contracts, and on investments in passive foreign investment companies.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2010 for Strategic
Aggressive.

The currency loss deferrals represent net foreign currency losses incurred in the one-month period ended November 30, 2004. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. SUBSEQUENT EVENTS

Effective January 1, 2005, ACIM has entered into a Subadvisory Agreement with
American Century Global Investment Management, Inc. (ACGIM) who will serve as the subadvisor for the management of the international and emerging markets equity portion of the funds. ACIM will remain the investment manager of the funds. All existing resources and investment strategies related to the international and emerging markets equity portion of the funds will remain the same as prior to the engagement of ACGIM. The addition of ACGIM as a subadvisor is a result of the corporate restructuring of ACIM, in which ACGIM was incorporated as a subsidiary of ACIM. In addition, American Century Services
Corporation's name will change to American Century Services, LLC.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

For corporate taxpayers, the following percentage of the ordinary income distributions paid during the fiscal year ended November 30, 2004, qualify for the corporate dividends received deduction.

--------------------------------------------------------------------------------
     STRATEGIC CONSERVATIVE     STRATEGIC MODERATE     STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
             15.85%                   25.50%                  39.95%
--------------------------------------------------------------------------------

Strategic Conservative, Strategic Moderate and Strategic Aggressive hereby designate $6,173,008, $15,275,640 and $4,788,332, respectively, of qualified dividend income for the fiscal year ended November 30, 2004.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $5.36      $4.94      $5.26      $5.69      $5.69
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.08       0.09       0.13       0.16       0.19
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.35       0.42      (0.30)      0.02       0.19
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.43       0.51      (0.17)      0.18       0.38
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.08)     (0.09)     (0.13)     (0.15)     (0.19)
--------------------------
  From Net Realized Gains    (0.01)       --       (0.02)     (0.46)     (0.19)
--------------------------------------------------------------------------------
  Total Distributions        (0.09)     (0.09)     (0.15)     (0.61)     (0.38)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $5.70      $5.36      $4.94      $5.26      $5.69
================================================================================
  TOTAL RETURN(2)             8.15%     10.43%     (3.23)%     3.37%      6.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.99%      1.00%      1.00%      1.00%      1.00%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.53%      1.65%      2.60%      3.06%      3.32%
--------------------------
Portfolio Turnover Rate       260%       200%       111%       160%       149%
--------------------------
Net Assets, End of Period
(in thousands)              $355,675   $289,099   $239,410   $205,778   $168,037
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001      2000(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $5.36      $4.94      $5.26      $5.69      $5.68
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)    0.09       0.09       0.14       0.17       0.07
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.35       0.43      (0.30)      0.02      (0.01)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.44       0.52      (0.16)      0.19       0.06
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.09)     (0.10)     (0.14)     (0.16)     (0.05)
--------------------------
  From Net Realized Gains    (0.01)       --       (0.02)     (0.46)       --
--------------------------------------------------------------------------------
  Total Distributions        (0.10)     (0.10)     (0.16)     (0.62)     (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $5.70      $5.36      $4.94      $5.26      $5.69
================================================================================
  TOTAL RETURN(3)             8.36%     10.64%     (3.03)%     3.57%      1.10%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.79%      0.80%      0.80%      0.80%    0.80%(4)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.73%      1.85%      2.80%      3.26%    3.70%(4)
--------------------------
Portfolio Turnover Rate       260%       200%       111%       160%      149%(5)
--------------------------
Net Assets, End of Period
(in thousands)              $154,392   $147,602    $14,843    $14,922    $3,573
--------------------------------------------------------------------------------

(1) August 1, 2000 (commencement of sale) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class  and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $5.36      $4.93      $5.26      $5.69      $5.69
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.07       0.07       0.12       0.15       0.18
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.35       0.44      (0.31)      0.02       0.18
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.42       0.51      (0.19)      0.17       0.36
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.07)     (0.08)     (0.12)     (0.14)     (0.17)
--------------------------
  From Net Realized Gains    (0.01)       --       (0.02)     (0.46)     (0.19)
--------------------------------------------------------------------------------
  Total Distributions        (0.08)     (0.08)     (0.14)     (0.60)     (0.36)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $5.70      $5.36      $4.93      $5.26      $5.69
================================================================================
  TOTAL RETURN(2)             7.88%     10.39%     (3.66)%     3.11%      6.49%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.24%      1.25%      1.25%      1.25%      1.25%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.28%      1.40%      2.35%      2.81%      3.07%
--------------------------
Portfolio Turnover Rate       260%       200%       111%       160%       149%
--------------------------
Net Assets, End of Period
(in thousands)              $141,417    $78,433    $33,675    $11,702    $11,737
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         A CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.02
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.16
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $5.70
================================================================================
  TOTAL RETURN(3)                                                         2.89%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.24%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.17%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  260%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $691
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4)  Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         B CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.15
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $5.69
================================================================================
  TOTAL RETURN(3)                                                         2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.99%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.60%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  260%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $160
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         C CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.02
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.13
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.15
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $5.69
================================================================================
  TOTAL RETURN(3)                                                         2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.99%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.85%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  260%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                 $1,055
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.15      $5.40      $5.87      $6.92      $6.89
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.09       0.09       0.11       0.13       0.16
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.56       0.75      (0.47)     (0.26)      0.20
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.65       0.84      (0.36)     (0.13)      0.36
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.08)     (0.09)     (0.11)     (0.12)     (0.15)
--------------------------
  From Net Realized Gains      --         --         --       (0.80)     (0.18)
--------------------------------------------------------------------------------
  Total Distributions        (0.08)     (0.09)     (0.11)     (0.92)     (0.33)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $6.72      $6.15      $5.40      $5.87      $6.92
================================================================================
  TOTAL RETURN(2)            10.61%     15.67%     (6.23)%    (2.37)%     5.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.07%      1.10%      1.10%      1.10%      1.10%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.31%      1.56%      2.01%      2.20%      2.24%
--------------------------
Portfolio Turnover Rate       197%       174%       147%       175%       153%
--------------------------
Net Assets, End of Period
(in thousands)              $845,949   $633,675   $556,989   $564,586   $444,882
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001      2000(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.15      $5.40      $5.87      $6.93      $7.23
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)    0.10       0.10       0.12       0.14       0.06
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.57       0.75      (0.47)     (0.27)     (0.31)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.67       0.85      (0.35)     (0.13)     (0.25)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.09)     (0.10)     (0.12)     (0.13)     (0.05)
--------------------------
  From Net Realized Gains      --         --         --       (0.80)       --
--------------------------------------------------------------------------------
  Total Distributions        (0.09)     (0.10)     (0.12)     (0.93)     (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $6.73      $6.15      $5.40      $5.87      $6.93
================================================================================
  TOTAL RETURN(3)            11.00%     15.89%     (6.04)%    (2.30)%    (3.53)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.87%      0.90%      0.90%      0.90%    0.90%(4)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.51%      1.76%      2.21%      2.40%    2.67%(4)
--------------------------
Portfolio Turnover Rate       197%       174%       147%       175%      153%(5)
--------------------------
Net Assets, End of Period
(in thousands)              $436,153   $291,856   $106,398   $113,763    $24,285
--------------------------------------------------------------------------------

(1) August 1, 2000 (commencement of sale) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.15      $5.40      $5.87      $6.92      $6.89
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.07       0.07       0.10       0.12       0.15
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.56       0.75      (0.48)     (0.27)      0.20
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.63       0.82      (0.38)     (0.15)      0.35
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.06)     (0.07)     (0.09)     (0.10)     (0.14)
--------------------------
  From Net Realized Gains      --         --         --       (0.80)     (0.18)
--------------------------------------------------------------------------------
  Total Distributions        (0.06)     (0.07)     (0.09)     (0.90)     (0.32)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $6.72      $6.15      $5.40      $5.87      $6.92
================================================================================
  TOTAL RETURN(2)            10.34%     15.39%     (6.45)%    (2.59)%     4.95%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.32%      1.35%      1.35%      1.35%      1.35%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.06%      1.31%      1.76%      1.95%      1.99%
--------------------------
Portfolio Turnover Rate       197%       174%       147%       175%       153%
--------------------------
Net Assets, End of Period
(in thousands)              $367,732   $220,032   $121,210    $40,166    $21,605
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         A CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.02
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.27
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.29
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $6.72
================================================================================
  TOTAL RETURN(3)                                                         4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.32%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.08%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  197%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                 $2,256
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         B CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.28
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.29
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $6.72
================================================================================
  TOTAL RETURN(3)                                                         4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       2.07%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.34%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  197%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $558
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                         2004       2003       2002      2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $6.15      $5.39      $5.86      $5.62
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)               0.02       0.03       0.06       0.01
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 0.56       0.76      (0.48)      0.23
--------------------------------------------------------------------------------
  Total From Investment Operations       0.58       0.79      (0.42)      0.24
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income            (0.01)     (0.03)     (0.05)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period           $6.72      $6.15      $5.39      $5.86
================================================================================
  TOTAL RETURN(3)                        9.52%     14.78%     (7.16)%     4.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    2.07%      2.10%      2.10%    2.10%(4)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    0.31%      0.56%      1.01%    0.72%(4)
------------------------------------
Portfolio Turnover Rate                  197%       174%       147%      175%(5)
------------------------------------
Net Assets, End of Period
(in thousands)                          $6,870     $2,935      $492        $3
--------------------------------------------------------------------------------

(1) October 2, 2001 (commencement of sale) through November 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   R CLASS
--------------------------------------------------------------------------------
                                                               2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $6.15      $5.85
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                     0.06       0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain                             0.56       0.30
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.62       0.31
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                  (0.05)     (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $6.72      $6.15
================================================================================
  TOTAL RETURN(3)                                             10.05%      5.39%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets              1.57%    1.60%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           0.81%    0.83%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                        197%      174%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                       $266        $3
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.78      $5.78      $6.49      $7.89      $7.91
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.07       0.07       0.09       0.10       0.11
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.74       1.00      (0.70)     (0.59)      0.30
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.81       1.07      (0.61)     (0.49)      0.41
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.06)     (0.07)     (0.10)     (0.09)     (0.08)
--------------------------
  From Net Realized Gains      --         --         --       (0.82)     (0.35)
--------------------------------------------------------------------------------
  Total Distributions        (0.06)     (0.07)     (0.10)     (0.91)     (0.43)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.53      $6.78      $5.78      $6.49      $7.89
================================================================================
  TOTAL RETURN(2)            12.04%     18.82%     (9.59)%    (7.27)%     5.14%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.20%      1.20%      1.20%      1.20%      1.20%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.98%      1.17%      1.42%      1.53%      1.25%
--------------------------
Portfolio Turnover Rate       172%       169%       172%       184%       149%
--------------------------
Net Assets, End of Period
(in thousands)              $592,634   $397,881   $300,644   $295,780   $311,193
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001      2000(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.79      $5.80      $6.50      $7.89      $8.50
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)    0.08       0.08       0.10       0.11       0.05
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.75       0.99      (0.69)     (0.59)     (0.66)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.83       1.07      (0.59)     (0.48)     (0.61)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.07)     (0.08)     (0.11)     (0.09)       --
--------------------------
  From Net Realized Gains      --         --         --       (0.82)       --
--------------------------------------------------------------------------------
  Total Distributions        (0.07)     (0.08)     (0.11)     (0.91)       --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.55      $6.79      $5.80      $6.50      $7.89
================================================================================
  TOTAL RETURN(3)            12.39%     18.82%     (9.23)%    (7.06)%    (7.18)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.00%      1.00%      1.00%      1.00%    1.00%(4)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.18%      1.37%      1.62%      1.73%    1.70%(4)
--------------------------
Portfolio Turnover Rate       172%       169%       172%       184%      149%(5)
--------------------------
Net Assets, End of Period
(in thousands)               $62,634    $36,408    $27,764    $31,219    $6,404
--------------------------------------------------------------------------------

(1) August 1, 2000 (commencement of sale) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.76      $5.77      $6.47      $7.86      $7.89
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.05       0.05       0.07       0.09       0.09
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.74       1.00      (0.69)     (0.59)      0.29
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.79       1.05      (0.62)     (0.50)      0.38
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.04)     (0.06)     (0.08)     (0.07)     (0.06)
--------------------------
  From Net Realized Gains      --         --         --       (0.82)     (0.35)
--------------------------------------------------------------------------------
  Total Distributions        (0.04)     (0.06)     (0.08)     (0.89)     (0.41)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.51      $6.76      $5.77      $6.47      $7.86
================================================================================
  TOTAL RETURN(2)            11.79%     18.37%     (9.68)%    (7.44)%     4.78%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.45%      1.45%      1.45%      1.45%      1.45%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.73%      0.92%      1.17%      1.28%      1.00%
--------------------------
Portfolio Turnover Rate       172%       169%       172%       184%       149%
--------------------------
Net Assets, End of Period
(in thousands)              $283,502   $156,275    $78,970    $40,120    $40,721
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         A CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.03
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.37
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.40
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $7.53
================================================================================
  TOTAL RETURN(3)                                                         5.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.45%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.09%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  172%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $659
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         B CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.38
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.39
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $7.52
================================================================================
  TOTAL RETURN(3)                                                         5.47%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       2.20%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    0.92%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  172%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $250
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                         2004       2003       2002      2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $6.72      $5.72      $6.49      $6.51
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)        --(3)      0.01       0.03       --(3)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 0.73       1.01      (0.70)     (0.02)
--------------------------------------------------------------------------------
  Total From Investment Operations       0.73       1.02      (0.67)     (0.02)
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income              --       (0.02)     (0.10)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period           $7.45      $6.72      $5.72      $6.49
================================================================================
  TOTAL RETURN(4)                       10.86%     17.81%    (10.54)%    (0.31)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    2.20%      2.20%      2.20%    2.20%(5)
-------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                   (0.02)%     0.17%      0.42%    1.87%(5)
-------------------------------------
Portfolio Turnover Rate                  172%       169%       172%      184%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                          $6,984     $3,025     $1,029       $7
--------------------------------------------------------------------------------

(1) November 27, 2001 (commencement of sale) through November 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Strategic Asset Allocations, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Strategic Allocation: Conservative Fund,
Strategic Allocation: Moderate Fund, and Strategic Allocation: Aggressive Fund,
(collectively the "Funds"), three of the funds comprising American Century
Strategic Asset Allocations, Inc., as of November 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of
Strategic Allocation: Conservative Fund, Strategic Allocation: Moderate Fund,
and Strategic Allocation: Aggressive Fund as of November 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2005

------

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 45
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 13
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                    (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACSC (September 1985 to present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------

Share Class Information

Six classes of shares are authorized for sale by Strategic Allocation
Conservative and Strategic Allocation Aggressive: Investor Class, Institutional
Class, Advisor Class, A Class, B Class and C Class. Seven classes of shares are authorized for sale by Strategic Allocation Moderate: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class, and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class Shares. The total expense ratios of Advisor, A, B, C, and R Class shares are higher than that of Investor Class shares. ON SEPTEMBER 29, 2004, STRATEGIC
ALLOCATION CONSERVATIVE, STRATEGIC ALLOCATION MODERATE AND STRATEGIC ALLOCATION
AGGRESSIVE INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase by existing shareholders in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

                                                                    (continued)

------

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and

                                                                    (continued)

------

Additional Information

copied at the SEC's Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling 1-800-345-2021.

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) INDEX
(Europe, Australasia, Far East) is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (EMERGING MARKETS) INDEX(SM) represents the performance of stocks in global emerging market countries.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P 500/BARRA VALUE AND GROWTH INDICES are market value-weighted indices consisting of stocks in the S&P 500 Index. S&P 500/BARRA Value consists of those stocks with lower price-to-book ratios that are slower growing or undervalued, and S&P 500/BARRA Growth consists of those stocks with higher price-to-book ratios that are faster growing.

------

Notes

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0501                         American Century Investment Services, Inc.
SH-ANN-41364S                (c)2005 American Century Proprietary Holdings, Inc.
                             All rights reserved.

NOVEMBER 30, 2004

American Century Investments
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

Newton(SM) Fund

[american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

NEWTON

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III
WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Newton fund for the
12 months ended November 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the semiannual report dated
May 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER AND CHAIRMAN

/s/James E. Stowers III
James E. Stowers III
CO-CHAIRMAN OF THE BOARD
WITH JAMES E. STOWERS, JR.

------
1

Newton - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                                 ----------------
                                                  AVERAGE ANNUAL
                                                      RETURNS
--------------------------------------------------------------------------------
                                                      SINCE        INCEPTION
                                       1 YEAR       INCEPTION        DATE
--------------------------------------------------------------------------------
NEWTON                                                              8/29/03
--------------------------------------------------------------------------------
  Before redemption fee                 0.43%         13.79%
--------------------------------------------------------------------------------
  Net of redemption fee(1)             -1.58%         11.96%
--------------------------------------------------------------------------------
DOW JONES WILSHIRE 5000
TOTAL MARKET INDEX                     13.56%         16.34%          --
--------------------------------------------------------------------------------

(1)  Returns reflect the deduction of a 2.00% redemption fee, incurred if shares were redeemed within the first five years after purchase.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, high commission costs, and high capital gains distributions.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
2

Newton - Performance

GROWTH OF $25,000 OVER LIFE OF FUND

$25,000 investment made August 29, 2003

* From 8/29/03, the fund's inception date. Not annualized.

** Reflects deduction of 2.00% redemption fee, incurred if shares are redeemed within the first five years after purchase.

ONE-YEAR RETURNS OVER LIFE OF FUND

Periods ended November 30
--------------------------------------------------------------------------------
                                                         2003*       2004
--------------------------------------------------------------------------------
Newton (before redemption fee)                          17.10%       0.43%
--------------------------------------------------------------------------------
Dow Jones Wilshire 5000 Total Market Index               6.40%      13.56%
--------------------------------------------------------------------------------

* From 8/29/03, the fund's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, high commission costs, and high capital gains distributions.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Newton - Portfolio Commentary

[Photo Of investment team]

PORTFOLIO MANAGERS ON THE NEWTON INVESTMENT TEAM: JIM STOWERS III AND
JOHN SMALL, JR.

Newton gained 0.43% during the year ended November 30, 2004, trailing its benchmark, the Dow Jones Wilshire 5000 Total Market Index, which gained 13.56%.

YEAR BEGINS, ENDS STRONGLY

The stock market began the fiscal year on a high note. The S&P 500 and the Dow
Jones Industrial Average were each up more than 8% during the first three months, boosted by corporate earnings that reached record highs in the fourth quarter of 2003. Those early gains eroded some over the summer, however, as the price of crude oil jumped 64% during the fiscal year, short-term interest rates climbed, and the real rate of economic growth slipped during the second and third quarters of 2004.

In November, the political uncertainty that had overshadowed U.S. financial markets parted with President Bush's re-election. The Dow Industrials climbed
4.29% that month, the S&P 500 gained 4%, and the Nasdaq Composite jumped 6.25%.

CONSUMER DISCRETIONARY STOCKS CONTRIBUTE MOST

Against these economic and market backdrops, Newton's investments in consumer discretionary businesses contributed the most to performance. Our highly automated investment process led us to Catalina Marketing Corp., which provides marketing programs to consumer goods companies. Catalina's shares rose sharply after its second- quarter profits came in above analysts' forecasts. J.C. Penny
Company, Inc. was another strong contributor, as the department store and catalog merchant reported a 66% increase in third-quarter profits from a year earlier.

But the sector also held our largest detractor, Foamex International Inc., whose foam products are used in the carpet cushion, automotive, and furniture markets.
The company was impacted by declining sales and rising production costs.

SUCCESS IN MATERIALS, ENERGY, HEALTH CARE

Our computerized screening process also uncovered opportunities in the materials

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        11/30/04              5/31/04
--------------------------------------------------------------------------------
Allied Irish Banks plc ADR                3.0%                   --
--------------------------------------------------------------------------------
Catalina Marketing Corp.                  3.0%                   --
--------------------------------------------------------------------------------
Mid-State Bancshares                      2.9%                   --
--------------------------------------------------------------------------------
Provident Bankshares Corp.                2.9%                   --
--------------------------------------------------------------------------------
Australian Stock
Exchange Ltd. ORD                         2.5%                   --
--------------------------------------------------------------------------------
Enersis SA ADR                            2.5%                   --
--------------------------------------------------------------------------------
SimpleTech Inc.                           2.5%                   --
--------------------------------------------------------------------------------
JDA Software Group Inc.                   2.5%                   --
--------------------------------------------------------------------------------
Citrix Systems, Inc.                      2.5%                   --
--------------------------------------------------------------------------------
Applera Corp. --
Celera Genomics Group                     2.4%                   --
--------------------------------------------------------------------------------

                                                                    (continued)

------
4

Newton - Portfolio Commentary

sector. Chief among them was Graphic Packaging International Corp., a manufacturer of folding cartons for the food, beverage, detergent and health care markets. Graphic's net sales increased almost 30% during the third quarter, driven by higher volumes in the beverage, food and consumer product sectors. AK
Steel Holding Corp. was another standout as strong global demand for steel led to record net sales for the third quarter.

With worldwide demand for energy continuing to rise, investments in oil and gas companies and companies that provide them with equipment were rewarding. Two that added strongly to Newton's results were Lone Star Technologies, Inc., a manufacturer of oil field casing, tubing and line pipe, and El Paso Corp., owner of the largest U.S. network of interstate natural gas pipelines.

Our top contributor, First Horizon Pharmaceutical Corp., hailed from the health care sector. The specialty pharmaceutical company, which markets prescription products that focus on cardiology and women's health, enjoyed strong third-quarter profits. Urologix, Inc., whose products treat urological disorders, was also a top-ten contributor.

DECLINES IN INDUSTRIALS, IT

Industrial stocks slowed us the most. Milacron, Inc., a maker of plastics molding and processing equipment for the automotive and medical industries, was among our largest detractors. The company was hampered by rises in oil and plastic resin prices that have many processors deferring spending for equipment.

In information technology, electronic equipment companies and providers of internet software and services also dampened relative performance. I-many, Inc., sells Internet services that facilitate business-to-business e-commerce.
Second-quarter revenues decreased by 20% from a year earlier, as the company waited for new products to generate revenues.

OUR COMMITMENT

We remain committed to seeking long-term capital growth by using a systematic investment process designed to identify businesses whose share price patterns suggest that they may increase in value.

TOP FIVE INDUSTRIES
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        11/30/04               5/31/04
--------------------------------------------------------------------------------
Software                                 16.7%                   7.6%
--------------------------------------------------------------------------------
Communications
Equipment                                10.3%                   2.3%
--------------------------------------------------------------------------------
Commercial Banks                          8.8%                   2.6%
--------------------------------------------------------------------------------
Computers & Peripherals                   7.1%                   2.6%
--------------------------------------------------------------------------------
Biotechnology                             6.8%                  14.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        11/30/04               5/31/04
--------------------------------------------------------------------------------
Common Stocks                            100.0%                 98.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                --                    1.7%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses.
You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------
                                                                EXPENSES PAID
                                 BEGINNING        ENDING       DURING PERIOD*  ANNUALIZED
                                ACCOUNT VALUE  ACCOUNT VALUE      6/1/04 -       EXPENSE
                                   6/1/04        11/30/04         11/30/04       RATIO*
------------------------------------------------------------------------------------------
NEWTON SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------
Actual                            $1,000         $960.00           $7.35         1.50%
------------------------------------------------------------------------------------------
Hypothetical                      $1,000        $1,017.50          $7.57         1.50%
------------------------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
  183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

Newton - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.8%

BIOTECHNOLOGY -- 6.8%
--------------------------------------------------------------------------------
           10,200  Applera Corp. --
                   Celera Genomics Group(1)                         $  143,616
--------------------------------------------------------------------------------
            2,400  Genzyme Corp.(1)                                    134,424
--------------------------------------------------------------------------------
            5,000  MedImmune, Inc.(1)                                  133,000
--------------------------------------------------------------------------------
                                                                       411,040
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 5.7%
--------------------------------------------------------------------------------
            5,700  Ameritrade Holding
                   Corporation(1)                                       79,401
--------------------------------------------------------------------------------
            8,300  Investment Technology
                   Group Inc.(1)                                       139,108
--------------------------------------------------------------------------------
           11,000  Knight Trading Group, Inc.(1)                       125,510
--------------------------------------------------------------------------------
                                                                       344,019
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 8.8%
--------------------------------------------------------------------------------
            4,700  Allied Irish Banks plc ADR                          183,253
--------------------------------------------------------------------------------
            5,900  Mid-State Bancshares                                176,056
--------------------------------------------------------------------------------
            4,700  Provident Bankshares Corp.                          172,678
--------------------------------------------------------------------------------
                                                                       531,987
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 2.2%
--------------------------------------------------------------------------------
           13,600  TeleTech Holdings Inc.(1)                           132,872
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 10.3%
--------------------------------------------------------------------------------
            8,900  Alcatel SA ADR(1)                                   138,306
--------------------------------------------------------------------------------
           11,600  Extreme Networks(1)                                  79,228
--------------------------------------------------------------------------------
           36,100  MRV Communications Inc.(1)                          139,310
--------------------------------------------------------------------------------
           15,600  Powerwave Technologies Inc.(1)                      126,173
--------------------------------------------------------------------------------
           22,600  Remec Inc.(1)                                       136,278
--------------------------------------------------------------------------------
                                                                       619,295
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 7.1%
--------------------------------------------------------------------------------
            4,200  Hutchinson Technology Inc.(1)                       137,634
--------------------------------------------------------------------------------
           30,800  SimpleTech Inc.(1)                                  153,076
--------------------------------------------------------------------------------
           24,500  Sun Microsystems, Inc.(1)                           135,975
--------------------------------------------------------------------------------
                                                                       426,685
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL
SERVICES -- 3.8%
--------------------------------------------------------------------------------
           10,600  Australian Stock
                   Exchange Ltd. ORD                                   153,341
--------------------------------------------------------------------------------
           10,400  FinecoGroup SpA ORD(1)                               77,407
--------------------------------------------------------------------------------
                                                                       230,748
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.7%
--------------------------------------------------------------------------------
           20,500  Enersis SA ADR                                      153,135
--------------------------------------------------------------------------------
            4,000    Southern Co.                                      131,160
--------------------------------------------------------------------------------
                                                                       284,295
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 2.1%
--------------------------------------------------------------------------------
            3,600  Benchmark Electronics Inc.(1)                       126,180
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT  & SUPPLIES -- 2.1%
--------------------------------------------------------------------------------
           11,000  Synovis Life Technologies, Inc.(1)               $  130,350
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS
& LEISURE -- 1.4%
--------------------------------------------------------------------------------
            3,400  Isle of Capri Casinos Inc.(1)                        83,402
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.2%
--------------------------------------------------------------------------------
           15,000  Hutchison Whampoa Ltd. ORD                          134,091
--------------------------------------------------------------------------------

INTERNET SOFTWARE
& SERVICES -- 6.0%
--------------------------------------------------------------------------------
           12,300  Interwoven Inc.(1)                                  119,310
--------------------------------------------------------------------------------
            9,800  Openwave Systems Inc.(1)                            129,164
--------------------------------------------------------------------------------
            8,100  Pec Solutions Inc.(1)                               114,939
--------------------------------------------------------------------------------
                                                                       363,413
--------------------------------------------------------------------------------

IT SERVICES -- 1.9%
--------------------------------------------------------------------------------
            7,300  Keane Inc.(1)                                       113,150
--------------------------------------------------------------------------------

MEDIA -- 3.0%
--------------------------------------------------------------------------------
            6,400  Catalina Marketing Corp.                            179,840
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 2.0%
--------------------------------------------------------------------------------
            6,600  ShopKo Stores, Inc.(1)                              118,008
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.1%
--------------------------------------------------------------------------------
           14,300  Berna Biotech AG ORD(1)                             122,984
--------------------------------------------------------------------------------
            6,325  First Horizon
                   Pharmaceutical Corporation(1)                       123,717
--------------------------------------------------------------------------------
                                                                       246,701
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 3.6%
--------------------------------------------------------------------------------
            4,000  Lam Research Corp.(1)                               104,040
--------------------------------------------------------------------------------
            8,900  PDF Solutions Inc.(1)                               114,543
--------------------------------------------------------------------------------
                                                                       218,583
--------------------------------------------------------------------------------

SOFTWARE -- 16.7%
--------------------------------------------------------------------------------
            6,300  Citrix Systems, Inc.(1)                             148,743
--------------------------------------------------------------------------------
           15,700  Informatica Corporation(1)                          122,460
--------------------------------------------------------------------------------
           11,600  JDA Software Group Inc.(1)                          152,191
--------------------------------------------------------------------------------
            1,500  MicroStrategy Inc.(1)                                96,825
--------------------------------------------------------------------------------
           35,000  OpenTV Corporation(1)                               140,700
--------------------------------------------------------------------------------
            3,100  RADWARE Limited(1)                                   78,771
--------------------------------------------------------------------------------
           15,500  Verisity Ltd.(1)                                    129,890
--------------------------------------------------------------------------------
           51,400  Viewpoint Corp.(1)                                  134,668
--------------------------------------------------------------------------------
                                                                     1,004,248
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.8%
--------------------------------------------------------------------------------
            4,000  Carmax, Inc.(1)                                     111,400
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 3.5%
--------------------------------------------------------------------------------
           47,300  E-Loan Inc.(1)                                      127,710
--------------------------------------------------------------------------------
            5,800  First Niagara Financial Group Inc.                   83,752
--------------------------------------------------------------------------------
                                                                       211,462
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

Newton - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                                  Value
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $5,381,337)                                                    6,021,769
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.2%                                     9,662
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $6,031,431
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1)  Non-income producing.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

NOVEMBER 30, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $5,381,337)                $6,021,769
-----------------------------------------------------
Cash                                                                    19,979
-----------------------------------------------------
Receivable for investments sold                                        264,859
-----------------------------------------------------
Dividends and interest receivable                                        1,793
--------------------------------------------------------------------------------
                                                                     6,308,400
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                      269,535
-----------------------------------------------------
Accrued management fees                                                  7,434
--------------------------------------------------------------------------------
                                                                       276,969
--------------------------------------------------------------------------------

NET ASSETS                                                          $6,031,431
================================================================================

--------------------------------------------------------------------------------
CAPITAL SHARES, $0.01 PAR VALUE
Authorized                                                          10,000,000
================================================================================
Outstanding                                                            512,985
================================================================================
NET ASSET VALUE PER SHARE                                               $11.76
================================================================================

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                             $6,115,426
-----------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                     (724,458)
-----------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                                                  640,463
--------------------------------------------------------------------------------
                                                                    $6,031,431
================================================================================

See Notes to Financial Statements.

------
10

Statement of Operations

YEAR ENDED NOVEMBER 30, 2004
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $411)                    $  34,735
---------------------------------------------------
Interest                                                                 2,678
--------------------------------------------------------------------------------
                                                                        37,413
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------
Management fees                                                         78,693
---------------------------------------------------
Directors' fees and expenses                                                72
---------------------------------------------------
Other expenses                                                             306
--------------------------------------------------------------------------------
                                                                        79,071
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (41,658)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------------------------
Investment transactions                                               (697,251)
---------------------------------------------------
Foreign currency transactions                                           29,626
--------------------------------------------------------------------------------
                                                                      (667,625)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------------------------
Investments                                                            347,480
---------------------------------------------------
Translation of assets and liabilities
in foreign currencies                                                       31
--------------------------------------------------------------------------------
                                                                       347,511
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                      (320,114)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(361,772)
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

YEAR ENDED NOVEMBER 30, 2004 AND PERIOD ENDED NOVEMBER 30, 2003(1)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                   2004           2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                  $  (41,658)   $   (4,472)
---------------------------------------
Net realized loss                                      (667,625)      (29,145)
---------------------------------------
Change in net unrealized appreciation                   347,511       292,952
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              (361,772)      259,335
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                             4,722,728     2,005,567
---------------------------------------
Payments for shares redeemed(2)                        (594,427)           --
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                            4,128,301     2,005,567
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            3,766,529     2,264,902

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                   2,264,902            --
--------------------------------------------------------------------------------
End of period                                        $6,031,431    $2,264,902
================================================================================

--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                    371,167       193,407
---------------------------------------
Redeemed                                                (51,589)           --
--------------------------------------------------------------------------------
Net increase in shares of the fund                      319,578       193,407
================================================================================

(1)  August 29, 2003 (inception) to November 30, 2003.

(2)  Net of redemption fees of $11,618 and $-, respectively.

See Notes to Financial Statements.

------
12

Notes to Financial Statements

NOVEMBER 30, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Newton Fund (formerly EmVee
Fund) (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks whose share price patterns suggest that their shares are likely to increase in value. The fund uses a highly automated investment approach that relies on proprietary technologies that include artificial intelligence systems.
The fund incepted on August 29, 2003. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

                                                                    (continued)

------
13

Notes to Financial Statements

NOVEMBER 30, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than five years. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                                                1.50%
--------------------------------------------------------------------------------
Next $500 million                                                 1.45%
--------------------------------------------------------------------------------
Over $1 billion                                                   1.40%
--------------------------------------------------------------------------------

The effective annual management fee for the fund for the year ended November 30,
2004 was 1.50%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the year ended November 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

                                                                    (continued)

------
14

Notes to Financial Statements

NOVEMBER 30, 2004

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended November 30, 2004, were $19,845,256 and $15,684,499, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed to
$575,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended November 30, 2004.

5. RISK FACTORS

The fund's investment process may result in high portfolio turnover, high commission costs, and high capital gains distributions.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. There were no distributions paid by the fund during the year ended November 30, 2004 and the period ended
November 30, 2003.

As of November 30, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $5,381,337
================================================================================
Gross tax appreciation of investments                                $664,898
------------------------------------------------
Gross tax depreciation of investments                                 (24,466)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $640,432
================================================================================
Net tax appreciation on derivatives and
translation of assets and liabilities in
foreign currencies                                                   $     31
--------------------------------------------------------------------------------
Net tax appreciation                                                 $640,463
================================================================================
Undistributed ordinary income                                       $      --
------------------------------------------------
Accumulated capital losses                                          $(724,458)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $25,707 and $698,751 expire in
2011 and 2012, respectively.

7. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

------
15

Newton - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                             2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $11.71      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Loss                                        (0.08)      (0.02)
-------------------------------------------
  Net Realized and Unrealized Gain                            0.10        1.73
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.02        1.71
--------------------------------------------------------------------------------
Redemption Fees                                               0.03          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $11.76      $11.71
================================================================================
  TOTAL RETURN(2)                                             0.43%      17.10%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                         1.51%    1.50%(3)
-------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                                       (0.79)%  (1.05)%(3)
-------------------------------------------
Portfolio Turnover Rate                                        313%         16%
-------------------------------------------
Net Assets, End of Period (in thousands)                     $6,031      $2,265
--------------------------------------------------------------------------------

(1)  August 29, 2003 (inception) through November 30, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

------
16

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Strategic Asset Allocations, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Newton Fund (formerly known as EmVee Fund), one of the funds comprising American Century Strategic Asset Allocations, Inc., as
of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from August 29, 2003 (inception) through November 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Newton
Fund (formerly known as EmVee Fund) as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from August 29, 2003 (inception) through November
30, 2003, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2005

------
17

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc
--------------------------------------------------------------------------------

                                                                   (continued)

------
18

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 45
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 13
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1)  James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                   (continued)

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19

Management

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACSC (September 1985 to present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-2021.

------
20

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
21

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The DOW JONES WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all
U.S. headquartered equity securities with readily available price data.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
22

Notes

------
23

Notes

------
24

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0501                                 American Century Investment Services, Inc.
SH-ANN-41368N               (c)2005 American Century Proprietary Holdings, Inc.
                                             All rights reserved.

ITEM 2.   CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund,  Inc.'s Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    D.D. (Del) Hock,  Donald H. Pratt, M. Jeannine  Strandjord and Timothy
          Webster are the  registrant's  designated  audit  committee  financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services rendered by the principal accountant for the audit of the registrant's annual financial  statements or services that are normally provided by the  accountant  in  connection  with  statutory  and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2003:  $49,930
          FY 2004:  $57,349

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(c)       Tax Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services rendered by the principal  accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2003:  $5,762
          FY 2004:  $6,933

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products  and  services  provided by the  principal  accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2003:  $474,214
          FY 2004:  $424,038

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE  OF PROXY VOTING POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place procedures  by which  shareholders  may recommend  nominees to the  registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    January 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                 (principal executive officer)

Date:    January 28, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    January 28, 2005